united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System___

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Long/Short Fund
(CIAAX, CIACX, CIAIX)
Catalyst Hedged Commodity Strategy Fund
(CFHAX, CFHCX, CFHIX)
Catalyst Hedged Futures Strategy Fund
(HFXAX, HFXCX, HFXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRIX)
Catalyst Macro Strategy Fund
(MCXAX, MCXCX, MCXIX)
Catalyst Multi Strategy Fund
(ACXAX, ACXCX, ACXIX)
Catalyst Exceed Defined Risk Fund
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst Time Value Trading Fund
(TVTAX, TVTCX, TVTIX)
Catalyst Exceed Defined Shield Fund
(SHIEX, SHINX, SHIIX)

December 31, 2017

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Investment Review	Page 1
Portfolios of Investments	Page 11
Statements of Assets and Liabilities	Page 41
Statements of Operations	Page 43
Statements of Changes in Net Assets	Page 46
Financial Highlights	Page 50
Notes to Financial Statements	Page 70
Supplemental Information	Page 93
Expense Example	Page 97
Privacy Notice	Page 98

Catalyst Insider Long/Short Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	2.67%	4.20%	0.07%	0.27%
Class A with load	-3.22%	-1.74%	-1.11%	-0.77%
Class C	2.33%	3.36%	-0.62%	-0.43%
Class I ***	2.75%	4.40%	N/A	-5.07%
S&P 500 Total Return Index (a)	11.42%	21.83%	15.79%	14.53%
IQ Hedge Long/Short Beta Total Return Index(b)	4.67%	11.96%	5.44%	5.79%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 4.92% for Class A, 5.63% for Class C and 4.57% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The IQ Hedge Long/Short Beta Total Return Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies. Investors cannot invest directly in an index.

**	Inception date is April 30, 2012, for Class A, Class C and the Benchmark.

***	Inception date is June 6, 2014 for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Real Estate Investment Trusts	15.2%
Banks	10.2%
Software	9.9%
Retail	9.3%
Healthcare-Services	7.5%
Healthcare-Products	6.7%
Pharmaceuticals	5.1%
Hand/Machine Tools	4.7%
Distribution/Wholesale	4.6%
Water	4.3%
Other/Cash & Equivalents	22.5%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

			Annualized
			Since
	6 Month Return	1 Year Return	Inception**
Class A	2.58%	9.14%	5.93%
Class A with load	-3.33%	2.86%	3.18%
Class C	2.23%	8.31%	5.18%
Class I	2.74%	9.39%	6.21%
Bloomberg Commodity Total Return Index(a)	7.35%	1.70%	0.76%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses are 2.52% for Class A, 3.27% for Class C and 2.27% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.

**	Inception date is September 30, 2015.

Top Holdings by Investment (long only) ^	% of Net Assets
United States Government Securities	69.6%
Private Investment Fund	13.9%
Short-Term Investments	12.2%
Exchange Traded Fund	7.6%
Other/Cash & Equivalents	-3.3%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	-6.85%	-22.74%	-1.70%	8.23%	11.27%
Class A with load	-12.25%	-27.16%	-2.85%	7.60%	10.74%
Class C	-7.31%	-23.37%	N/A	N/A	-2.91%
Class I	-6.90%	-22.64%	N/A	N/A	-1.98%
S&P 500 Total Return Index (a)	11.42%	21.83%	15.79%	8.50%	8.64%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.29% for Class A, 3.04% for Class C and 2.04% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 15, 2005 for Class A (performance prior to August 30, 2013 represents the Fund’s predecessor limited partnership) and the Benchmark and August 30, 2013 for Class C and I.

Top Holdings by Investment type ^	% of Net Assets
US Government Securities	69.1%
Private Investments	7.4%
Exchange Traded Fund	3.2%
Other/Cash & Equivalents	20.3%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Systematic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	2.96%	1.78%	-0.32%
Class A with load	-2.99%	-4.04%	-2.03%
Class C	2.47%	0.85%	-1.13%
Class I	3.09%	2.00%	-0.17%
S&P 500 Total Return Index(b)	11.42%	21.83%	12.33%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 5.06% for Class A, 6.61% for Class C and 5.86% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 31, 2014.

Top Holdings by Investment type	% of Net Assets
Aggregate Bond	59.2%
Open Ended Fund	15.3%
Corportate Bond	9.2%
Fixed Income	4.7%
Other/Cash & Equivalents	11.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Macro Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	20.26%	24.57%	4.49%
Class A with load	13.37%	17.46%	2.88%
Class C	19.76%	23.79%	3.86%
Class I	20.38%	24.97%	4.75%
S&P 500 Total Return Index(a)	11.42%	21.83%	12.19%
IQ Hedge Composite Beta Index(b)	3.06%	7.19%	2.84%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.31% for Class A, 4.10% for Class C and 3.14% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The IQ Hedge Composite Beta Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity global macro, market neutral, event driven, fixed income arbitrage and emerging markets. Investors cannot invest directly in an index.

**	Inception date is March 11, 2014.

Top Holdings by Investment Type (long only) ^	% of Net Assets
Short Term Investments	20.5%
Structured Notes	4.9%
Common Stock	0.1%
Other/Cash & Equivalents	74.5%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A ***	0.14%	1.37%	N/A	N/A	-1.97%
Class A with load ***	-5.61%	-4.45%	N/A	N/A	-4.45%
Class C ***	-0.27%	0.62%	N/A	N/A	-2.77%
Class I	0.20%	1.65%	1.80%	3.82%	4.02%
BofAML 3 Month Treasury Bill Index (a)	0.55%	0.85%	0.27%	0.39%	0.46%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.04% for Class A, 3.81% for Class C and 2.80% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

**	Inception date is October 31, 2007 for Class I and Benchmarck.

***	Inception date is August 13, 2015 for Class A and Class C.

The Fund is the successor to the Auctos Global Diversified Fund, LLC (the “Predecessor Fund”), effective August 13, 2015, all of its outstanding shares were transferred into the Class I Shares of the Multi Strategy Fund. The Predecessor Fund has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 13, 2015. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”)

Holdings by Investment Type ^	% of Net Assets
Other/Cash & Equivalents	100.0%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Exceed Defined Risk Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized
			Since
	6 Month Return	1 Year Return	Inception**
Class A	3.89%	8.20%	4.50%
Class A with load	-2.06%	1.97%	2.96%
Class C	3.58%	7.41%	3.64%
Class I	4.04%	8.56%	3.36%
S&P 500 Total Return Index(a)	11.42%	21.83%	11.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses are 4.90% for Class A, 8.97% for Class C and 9.26% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

Top Holdings by Investment (long only) ^	% of Net Assets
Exchange Traded Funds	28.3%
Electric	7.2%
Banks	6.8%
Food	6.2%
Healthcare/Products	5.2%
Auto Manufacturers	4.3%
Pharmaceuticals	3.4%
Short-Term Investments	3.2%
Media	3.1%
Telecommunications	2.7%
Other/Cash & Equivalents	29.6%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	9.44%	13.67%	N/A	N/A	15.21%
Class A with load	3.14%	7.14%	N/A	N/A	11.86%
Class C	9.01%	12.83%	N/A	N/A	14.35%
Class I	9.55%	13.97%	11.25%	8.83%	11.51%
BofA Merrill Lynch 3 Month U.S. Treasury Bill(b)	10.32%	19.42%	13.39%	6.18%	9.38%
Credit Suisse Managed Futures Hedge Fund Index (c)	8.03%	3.29%	1.91%	2.41%	4.68%
S&P 500 Total Return Index(d)	11.42%	21.83%	15.79%	8.50%	8.32%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses are 2.25% for Class A, 3.00% for Class C and 2.00% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days.

(c)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(d)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 28, 2015 for A & C shares and January 1, 1997 for I shares

Top Holdings by Investment Type ^	% of Net Assets
Exchange Traded Funds	49.3%
United States Government Securities	27.6%
Other/Cash & Equivalents	23.1%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Time Value Trading Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized
			Since
	6 Month Return	1 Year Return	Inception**
Class A	2.90%	7.70%	0.24%
Class A with load	-3.07%	1.55%	-1.63%
Class C	2.47%	6.95%	-0.54%
Class I	3.00%	7.91%	0.45%
S&P 500 Total Return Index(a)	11.42%	21.83%	11.42%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses are 4.19% for Class A, 4.94% for Class C and 3.94% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is November 7, 2014.

Top Holdings by Investment ^	% of Net Assets
Short-Term Investments	45.3%
Other Assets / Liabilities	54.7%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Exceed Defined Shield Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized
			Since
	6 Month Return	1 Year Return	Inception**
Class A	7.76%	13.88%	6.02%
Class A with Load	1.55%	7.36%	3.73%
Class C	N/A	N/A	6.03%
Class I	7.88%	14.09%	6.29%
S&P 500 Total Return Index (a)	10.32%	19.42%	9.38%
EXPROT Index (b)	8.70%	16.05%	8.19%
HFRX Equity Hedge Index (c)	6.02%	9.05%	2.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2017, the Fund’s total annual operating expenses are 1.93% for Class A, 2.68% for Class C and 1.68% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

**	Inception date is April 14, 2015 for Class A, Class I and the Benchmark, and September 5, 2017 for Class C. Total returns prior to the Fund Inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The NASDAQ Exceed Structured Protection Index (“EXPROT Index”), is a large cap based index with a high degree of principal protection. The index is comprised of a basket of four rolling structured investments, each of which provides largely principal protected exposure to the S&P 500. Exceed Investments, LLC professionally manages the Index. Investors cannot invest directly in an Index.

(c)	The HFRX Equity Hedge Index (“HFRX Equity”), tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The total return of the HFRX Equity includes the reinvestment of dividends and income. The total return of HFRX Equity does not include expenses. HFRX Equity is not professionally managed and is not available for investment.

(d)	The primary index of the Fund, HFRX Index has been replaced with the S&P 500 Total Return Index, as per the latest prospectus dated April 1, 2017. The change is to allow the Fund to compare themselves with an Index they feel better suits the investment strategy of the Fund.

Top Holdings by Investment (long only) ^	% of Net Assets
Exchange Traded Funds	10.6%
Banks	8.3%
Electric	7.6%
Auto Manufacturers	6.7%
Diversified Financial Services	5.7%
Pharmaceuticals	5.5%
Aerospace/Defense	5.3%
Healthcare/Products	4.7%
Computers	4.2%
Retail	4.0%
Other/Cash & Equivalents	37.4%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 107.8%
	BANKS - 10.2%
1,150	Heartland Financial USA, Inc. +	$61,698
850	Home BancShares, Inc. +	19,762
1,200	Horizon Bancorp. +	33,360
3,100	Southside Bancshares, Inc. +	104,408
650	Walker & Dunlop, Inc. * +	30,875
		250,103
	BEVERAGES - 4.2%
450	Constellation Brands, Inc. +	102,857

	DISTRIBUTION/WHOLESALE - 4.6%
865	Pool Corp. +	112,147

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
2,700	MMA Capital Management LLC * +	65,610

	ENTERTAINMENT - 1.6%
170	Churchill Downs, Inc. +	39,559

	ENVIRONMENTAL CONTROL - 4.2%
1,450	Waste Connections, Inc. +	102,863

	FOOD - 2.1%
450	Calavo Growers, Inc. +	37,980
300	Mondelez International, Inc.	12,840
		50,820
	HAND/MACHINE TOOLS - 4.7%
680	Stanley Black & Decker, Inc. +	115,389

	HEALTHCARE-PRODUCTS - 6.7%
1,340	Baxter International, Inc. +	86,618
500	IDEXX Laboratories, Inc. * +	78,190
		164,808
	HEALTHCARE-SERVICES - 7.5%
1,100	Centene Corp. * +	110,968
820	HCA Healthcare, Inc. * +	72,029
		182,997
	HOUSEHOLD PRODUCTS - 3.8%
1,850	Church & Dwight Co., Inc. +	92,815

	INSURANCE - 4.0%
1,375	Principal Financial Group, Inc. +	97,020

	LEISURE PRODUCTS - 2.5%
475	LCI Industries	61,750

	MEDIA - 1.3%
290	Walt Disney Co. +	31,178

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 107.8% (Continued)
	MISCELLANEOUS MANUFACTURING - 2.4%
255	3M Co.	$60,019

	PHARMACEUTICALS - 5.1%
6,900	Corcept Therapeutics, Inc. * +	124,614

	REAL ESTATE INVESTMENT TRUSTS - 15.2%
3,850	AGNC Investment Corp. +	77,731
7,550	Annaly Capital Management, Inc. +	89,769
2,120	Blackstone Mortgage Trust, Inc. +	68,222
4,200	Brandywine Realty Trust +	76,398
2,250	Chesapeake Lodging Trust +	60,952
		373,072
	RETAIL - 9.3%
1,000	Dave & Buster’s Entertainment, Inc. * +	55,170
750	McDonald’s Corp. +	129,090
455	Wal-Mart Stores, Inc. +	44,931
		229,191
	SEMICONDUCTORS - 1.5%
380	MKS Instruments, Inc. +	35,910

	SOFTWARE - 9.9%
1,215	Broadridge Financial Solutions, Inc. +	110,055
775	Ebix, Inc.	61,419
900	Paycom Software, Inc. * +	72,297
		243,771
	WATER - 4.3%
1,150	American Water Works Co., Inc. +	105,214

	TOTAL COMMON STOCK (Cost - $2,274,576)	2,641,707

	SHORT-TERM INVESTMENTS - 1.3%
31,081	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.18% **	$31,081
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,081)

	TOTAL INVESTMENTS - 109.1% (Cost - $2,305,657) (a)	$2,672,788
	SECURITIES SOLD SHORT - (25.1)% (Cost - $594,872)	(615,006)
	OTHER ASSETS LESS LIABILITIES - 16.0%	392,277
	NET ASSETS - 100.0%	$2,450,059

	SECURITIES SOLD SHORT - (25.1)%
	COMMON STOCK - (25.1)%
	CHEMICALS - (1.6)%
1,500	Mosaic Co.	$38,490

	COMMERICIAL SERVICES - (0.3)%
641	SEACOR Marine Holdings, Inc. *	7,500

	COMPUTERS - (1.6)%
1,600	Cray, Inc. *	38,720

	DISTRIBUTION/WHOLESALE - (2.5)%
7,800	Fossil Group, Inc. *	60,606

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	SECURITIES SOLD SHORT - (25.1) % (Continued)
	COMMON STOCK - (25.1) % (Continued)
	ELECTRONICS - (1.9) %
8,000	Fitbit, Inc. *	$45,680

	ENERGY-ALTERNATIVE SERVICES - (1.9) %
10,300	Pacific Ethanol, Inc. *	46,865

	INTERNET - (3.3) %
5,900	Liquidity Services, Inc. *	28,615
3,400	Rubicon Project, Inc. *	6,358
2,200	Snap, Inc. *	32,142
420	TripAdvisor, Inc. *	14,473
		81,588
	OIL & GAS - (6.6) %
2,300	Carrizo Oil & Gas, Inc. *	48,944
1,200	Delek US Holdings, Inc.	41,928
4,300	Gulfport Energy Corp. *	54,868
320	PDC Energy, Inc. *	16,493
		162,233
	OIL & GAS SERVICES - (1.2) %
650	SEACOR Holdings, Inc. *	30,043

	RETAIL - (2.9) %
1,350	Buckle, Inc.	32,062
4,200	Build-A-Bear Workshop, Inc. *	38,640
		70,702
	TELECOMMUNICATIONS - (1.3) %
2,100	RigNet, Inc. *	31,395

	TELECOMMUNICATIONS - (0.0) %
144	Dorian LPG Ltd. *	1,184

	TOTAL COMMON STOCK (Cost - $594,872)	615,006

	TOTAL SECURITIES SOLD SHORT (Proceeds - $594,872) (a)	$615,006

PLC - Public Limited Company

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for securities sold short.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $1,712,128 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$449,538
Unrealized depreciation:	(103,884)
Net unrealized appreciation:	$345,654

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares					Value
	EXCHANGE TRADED FUND - 7.6%
98,500	Vanguard Short-Term Bond ETF				$7,791,350
	TOTAL EXCHANGE TRADED FUND (Cost $7,908,755)				7,791,350

				Options
Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 15.5% *
	CALL OPTIONS PURCHASED - 13.0%
2,800	Corn Future, Maturing March 2018 +	Wedbush	$53,200,000	2/26/2018 - $380.00	$157,500
1,200	Corn Future, Maturing March 2018 +	Wedbush	24,000,000	2/26/2018 - $400.00	30,000
400	Corn Future, Maturing March 2018 +	Wedbush	8,200,000	2/26/2018 - $410.00	5,000
200	Crude Oil Future, Maturing February 2018 +	Wedbush	11,000,000	10/18/2018 - $55.00	1,092,000
600	Crude Oil Future, Maturing February 2018 +	Wedbush	34,500,000	1/18/2018 - $57.50	1,854,000
200	Crude Oil Future, Maturing February 2018 +	Wedbush	11,600,000	1/18/2018 - $58.00	530,000
400	Crude Oil Future, Maturing February 2018 +	Wedbush	24,000,000	1/18/2018 - $60.00	468,000
100	Crude Oil Future, Maturing February 2018 +	Wedbush	6,050,000	1/18/2018 - $60.50	90,000
400	Crude Oil Future, Maturing February 2018 +	Wedbush	24,800,000	1/18/2018 - $62.00	148,000
300	Crude Oil Future, Maturing March 2018 +	Wedbush	16,350,000	1/18/2018 - $54.50	1,839,000
700	Crude Oil Future, Maturing March 2018 +	Wedbush	39,900,000	1/18/2018 - $57.00	2,751,000
100	Crude Oil Future, Maturing March 2018 +	Wedbush	5,950,000	2/15/2018 - $59.50	211,000
200	Crude Oil Future, Maturing March 2018 +	Wedbush	12,200,000	2/15/2018 - $61.00	260,000
100	Crude Oil Future, Maturing March 2018 +	Wedbush	6,150,000	2/15/2018 - $61.50	108,000
175	Crude Oil Future, Maturing March 2018 +	Wedbush	10,850,000	2/15/2018 - $62.00	157,500
200	Crude Oil Future, Maturing March 2018 +	Wedbush	12,500,000	2/15/2018 - $62.50	148,000
200	Crude Oil Future, Maturing March 2018 +	Wedbush	12,600,000	2/15/2018 - $63.00	122,000
128	Crude Oil Future, Maturing March 2018 +	Wedbush	8,128,000	2/15/2018 - $63.50	62,720
300	Crude Oil Future, Maturing April 2018 +	Wedbush	17,850,000	3/16/2018 - $59.50	765,000
50	Crude Oil Future, Maturing April 2018 +	Wedbush	3,150,000	3/16/2018 - $63.00	48,000
200	Crude Oil Future, Maturing April 2018 +	Wedbush	12,800,000	3/16/2018 - $64.00	138,000
100	Crude Oil Future, Maturing May 2018 +	Wedbush	6,550,000	4/18/2018 - $65.50	66,000
200	Gold Future, Maturing February 2018 +	Wedbush	26,100,000	1/26/2018 - $1,305.00	296,000
400	Gold Future, Maturing February 2018 +	Wedbush	52,400,000	1/26/2018 - $1,310.00	492,000
400	Gold Future, Maturing February 2018 +	Wedbush	53,000,000	1/26/2018 - $1,325.00	272,000
200	Gold Future, Maturing February 2018 +	Wedbush	26,700,000	1/26/2018 - $1,335.00	90,000
200	Gold Future, Maturing February 2018 +	Wedbush	27,300,000	1/26/2018 - $1,365.00	32,000
140	Gold Future, Maturing February 2018 +	Wedbush	20,440,000	1/26/2018 - $1,460.00	2,800
150	Gold Future, Maturing February 2018 +	Wedbush	22,275,000	1/26/2018 - $1,485.00	1,500
140	Gold Future, Maturing February 2018 +	Wedbush	21,700,000	1/26/2018 - $1,550.00	1,400
150	Gold Future, Maturing February 2018 +	Wedbush	24,000,000	1/26/2018 - $1,600.00	1,500
300	Gold Future, Maturing March 2018 +	Wedbush	39,300,000	2/23/2018 - $1,310.00	630,000
200	Gold Future, Maturing March 2018 +	Wedbush	26,600,000	2/23/2018 - $1,330.00	254,000
100	Gold Future, Maturing March 2018 +	Wedbush	13,400,000	2/23/2018 - $1,340.00	98,000
200	Gold Future, Maturing March 2018 +	Wedbush	27,200,000	2/23/2018 - $1,360.00	118,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,399,316)				13,339,920

	PUT OPTIONS PURCHASED - 2.5%
250	Corn Future, Maturing February 2018 +	Wedbush	$4,250,000	1/29/2018 - $340.00	$9,375
140	Crude Oil Future, Maturing February 2018 +	Wedbush	4,480,000	1/18/2018 - $32.00	1,400
360	Crude Oil Future, Maturing February 2018 +	Wedbush	11,700,000	1/18/2018 - $32.50	3,600
140	Crude Oil Future, Maturing February 2018 +	Wedbush	4,620,000	1/18/2018 - $33.00	1,400
450	Crude Oil Future, Maturing February 2018 +	Wedbush	15,300,000	1/18/2018 - $34.00	4,500
300	Crude Oil Future, Maturing February 2018 +	Wedbush	11,100,000	1/18/2018 - $37.00	3,000
700	Crude Oil Future, Maturing February 2018 +	Wedbush	32,550,000	1/18/2018 - $46.50	7,000
350	Crude Oil Future, Maturing February 2018 +	Wedbush	17,150,000	1/18/2018 - $49.00	3,500
300	Crude Oil Future, Maturing February 2018 +	Wedbush	15,000,000	1/18/2018 - $50.00	3,000
400	Crude Oil Future, Maturing February 2018 +	Wedbush	20,200,000	2/15/2018 - $50.50	4,000
300	Crude Oil Future, Maturing February 2018 +	Wedbush	15,900,000	2/15/2018 - $53.00	6,000
300	Crude Oil Future, Maturing March 2018 +	Wedbush	10,500,000	2/15/2018 - $35.00	3,000
150	Crude Oil Future, Maturing March 2018 +	Wedbush	5,550,000	2/15/2018 - $37.00	1,500
100	Crude Oil Future, Maturing March 2018 +	Wedbush	4,950,000	2/15/2018 - $49.50	4,000
100	Crude Oil Future, Maturing March 2018 +	Wedbush	5,200,000	2/15/2018 - $52.00	8,000
100	Crude Oil Future, Maturing March 2018 +	Wedbush	5,400,000	2/15/2018 - $54.00	17,000
100	Crude Oil Future, Maturing March 2018 +	Wedbush	5,650,000	2/15/2018 - $56.50	41,000
150	Gold Future, Maturing February 2018 +	Wedbush	18,375,000	1/26/2018 - $1,225.00	7,500
200	Gold Future, Maturing February 2018 +	Wedbush	25,000,000	1/26/2018 - $1,250.00	18,000
300	Gold Future, Maturing February 2018 +	Wedbush	38,400,000	1/26/2018 - $1,280.00	93,000
100	Gold Future, Maturing February 2018 +	Wedbush	13,050,000	1/26/2018 - $1,305.00	105,000
560	Gold Future, Maturing March 2018 +	Wedbush	64,120,000	2/23/2018 - $1,145.00	22,400
200	Gold Future, Maturing March 2018 +	Wedbush	24,400,000	2/23/2018 - $1,220.00	22,000
354	Gold Future, Maturing March 2018 +	Wedbush	43,542,000	2/23/2018 - $1,230.00	53,100
277	Gold Future, Maturing March 2018 +	Wedbush	35,040,500	2/23/2018 - $1,265.00	113,570
200	Gold Future, Maturing March 2018 +	Wedbush	25,900,000	2/23/2018 - $1,295.00	218,000
400	Gold Future, Maturing March 2018 +	Wedbush	52,800,000	2/23/2018 - $1,320.00	896,000
200	Gold Future, Maturing March 2018 +	Wedbush	26,900,000	2/23/2018 - $1,345.00	790,000
100	Gold Future, Maturing April 2018 +	Wedbush	11,250,000	3/27/2018 - $1,125.00	5,000
140	Gold Future, Maturing April 2018 +	Wedbush	15,890,000	3/27/2018 - $1,135.00	8,400
200	Gold Future, Maturing April 2018 +	Wedbush	24,300,000	3/27/2018 - $1,215.00	44,000
100	Gold Future, Maturing April 2018 +	Wedbush	12,500,000	3/27/2018 - $1,250.00	52,000
150	Gold Future, Maturing May 2018 +	Wedbush	17,250,000	4/26/2018 - $1,150.00	16,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,043,110)				2,585,745

	TOTAL OPTIONS PURCHASED (Cost - $14,442,426)				15,925,665

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Value
	UNITED STATES GOVERNMENT SECURITIES - 69.6%
$5,000,000	United States Treasury Notes, 0.875%, 1/31/2018 +	$4,998,624
5,000,000	United States Treasury Notes, 1.000%, 2/15/2018 +	4,998,240
4,000,000	United States Treasury Notes, 0.750%, 2/28/2018 +	3,996,300
5,000,000	United States Treasury Notes, 0.750%, 3/31/2018 +	4,992,377
5,000,000	United States Treasury Notes, 0.875%, 3/31/2018 +	4,993,878
5,000,000	United States Treasury Notes, 0.750%, 4/30/2018 +	4,989,258
5,000,000	United States Treasury Notes, 1.000%, 5/31/2018 +	4,990,039
5,000,000	United States Treasury Notes, 1.125%, 6/15/2018 +	9,984,765
5,000,000	United States Treasury Notes, 0.875%, 7/15/2018 +	4,982,324
2,000,000	United States Treasury Notes, 1.000%, 9/15/2018 +	1,990,469
2,000,000	United States Treasury Notes, 1.250%, 11.30/2018 +	1,990,430
5,000,000	United States Treasury Notes, 1.500%, 1/31/2019 +	4,982,129
3,000,000	United States Treasury Notes, 1.000%, 3/15/2019 +	5,940,469
3,000,000	United States Treasury Notes, 1.250%, 4/30/2019 +	2,976,680
2,000,000	United States Treasury Notes, 0.750%, 7/15/2019 +	1,966,601
1,000,000	United States Treasury Notes, 1.625%, 8/31/2019 +	996,035
2,000,000	United States Treasury Notes, 1.000%, 9/30/2019 +	1,970,703
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $71,973,733)	71,739,321

Shares
	PRIVATE INVESTMENT FUND - 13.9%
134,823	Prime Meridian Income QP Fund #	14,262,370
	TOTAL PRIVATE INVESTMENT FUND (Cost - $13,536,669)	14,262,370

	SHORT-TERM INVESTMENTS - 12.2%
12,612,837	Fidelity Institutional Government Portfolio, Class I, 0.95% ** + ^	12,612,837
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,612,837)	12,612,837

	TOTAL INVESTMENTS - 118.8% (Cost - $120,474,420) (b)	$122,331,543
	LIABILITIES LESS OTHER ASSETS - (18.8)%	(19,306,531)
	NET ASSETS - 100.0%	$103,025,012

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

				Options
Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (13.9)% *
	CALL OPTIONS WRITTEN - (11.4)%
1,600	Corn Future, Maturing February 2018 +	Wedbush	$29,600,000	1/29/2018 - $370.00	$50,000
1,200	Corn Future, Maturing February 2018 +	Wedbush	22,500,000	1/29/2018 - $375.00	22,500
600	Crude Oil Future, Maturing February 2018 +	Wedbush	33,900,000	1/18/2018 - $56.50	2,412,000
400	Crude Oil Future, Maturing February 2018 +	Wedbush	23,400,000	1/18/2018 - $58.50	892,000
600	Crude Oil Future, Maturing February 2018 +	Wedbush	35,700,000	1/18/2018 - $59.50	396,000
600	Crude Oil Future, Maturing February 2018 +	Wedbush	36,600,000	1/18/2018 - $61.00	402,000
150	Crude Oil Future, Maturing February 2018 +	Wedbush	9,375,000	1/18/2018 - $62.50	40,500
170	Crude Oil Future, Maturing February 2018 +	Wedbush	10,710,000	1/18/2018 - $63.00	34,000
5	Crude Oil Future, Maturing February 2018 +	Wedbush	317,500	1/18/2018 - $63.50	800
80	Crude Oil Future, Maturing February 2018 +	Wedbush	5,200,000	1/18/2018 - $65.00	6,400
400	Crude Oil Future, Maturing February 2018 +	Wedbush	26,400,000	1/18/2018 - $66.00	24,000
900	Crude Oil Future, Maturing March 2018 +	Wedbush	50,400,000	2/15/2018 - $56.00	4,302,000
500	Crude Oil Future, Maturing March 2018 +	Wedbush	29,000,000	2/15/2018 - $58.00	1,570,000
80	Crude Oil Future, Maturing March 2018 +	Wedbush	5,160,000	2/15/2018 - $64.50	26,400
400	Gold Future, Maturing February 2018 +	Wedbush	53,800,000	1/26/2018 - $1,345.00	124,000
200	Gold Future, Maturing February 2018 +	Wedbush	26,600,000	1/26/2018 - $1,330.00	110,000
300	Gold Future, Maturing February 2018 +	Wedbush	40,200,000	1/26/2018 - $1,340.00	111,000
530	Gold Future, Maturing February 2018 +	Wedbush	71,815,000	1/26/2018 - $1,355.00	116,600
500	Gold Future, Maturing March 2018 +	Wedbush	66,000,000	2/23/2018 - $1,320.00	820,000
300	Gold Future, Maturing March 2018 +	Wedbush	40,500,000	2/23/2018 - $1,350.00	228,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $7,669,313)				11,688,200

	PUT OPTIONS WRITTEN - (2.5)%
250	Corn Future, Maturing February 2018 +	Wedbush	4,312,500	1/29/2018 - $345.00	23,438
650	Crude Oil Future, Maturing February 2018 +	Wedbush	30,875,000	1/18/2018 - $47.50	6,500
400	Crude Oil Future, Maturing February 2018 +	Wedbush	19,400,000	1/18/2018 - $48.50	4,000
400	Crude Oil Future, Maturing February 2018 +	Wedbush	19,800,000	1/18/2018 - $49.50	4,000
300	Crude Oil Future, Maturing February 2018 +	Wedbush	15,300,000	1/18/2018 - $51.00	3,000
300	Crude Oil Future, Maturing February 2018 +	Wedbush	15,600,000	1/18/2018 - $52.00	3,000
200	Crude Oil Future, Maturing March 2018 +	Wedbush	10,200,000	2/15/2018 - $51.00	12,000
200	Crude Oil Future, Maturing March 2018 +	Wedbush	11,100,000	2/15/2018 - $55.50	58,000
800	Gold Future, Maturing February 2018 +	Wedbush	88,800,000	1/26/2018 - $1,110.00	8,000
400	Gold Future, Maturing February 2018 +	Wedbush	46,000,000	1/26/2018 - $1,150.00	8,000
740	Gold Future, Maturing February 2018 +	Wedbush	87,690,000	1/26/2018 - $1,185.00	14,800
290	Gold Future, Maturing February 2018 +	Wedbush	34,510,000	1/26/2018 - $1,190.00	8,700
210	Gold Future, Maturing February 2018 +	Wedbush	25,095,000	1/26/2018 - $1,195.00	6,300
10	Gold Future, Maturing February 2018 +	Wedbush	1,220,000	1/26/2018 - $1,220.00	400
50	Gold Future, Maturing February 2018 +	Wedbush	6,175,000	1/26/2018 - $1,235.00	3,000
400	Gold Future, Maturing February 2018 +	Wedbush	50,800,000	1/26/2018 - $1,270.00	80,000
200	Gold Future, Maturing February 2018 +	Wedbush	25,900,000	1/26/2018 - $1,295.00	132,000
420	Gold Future, Maturing March 2018 +	Wedbush	46,200,000	2/23/2018 - $1,100.00	8,400
100	Gold Future, Maturing March 2018 +	Wedbush	11,900,000	2/23/2018 - $1,190.00	6,000
831	Gold Future, Maturing March 2018 +	Wedbush	103,459,500	2/23/2018 - $1,245.00	182,820
400	Gold Future, Maturing March 2018 +	Wedbush	52,600,000	2/23/2018 - $1,315.00	780,000
400	Gold Future, Maturing March 2018 +	Wedbush	53,200,000	2/23/2018 - $1,330.00	1,148,000
150	Gold Future, Maturing April 2018 +	Wedbush	17,550,000	3/27/2018 - $1,170.00	13,500
300	Gold Future, Maturing April 2018 +	Wedbush	36,900,000	3/27/2018 - $1,230.00	96,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $6,526,844)				2,609,858

	TOTAL OPTIONS WRITTEN (Premiums Received - $14,196,157)				$14,298,058

ETF - Exchange Traded Fund

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC.

^	All or a portion of security held as collateral for open options contracts.

#	The security is illiquid; total illiquid securities represent 13.9% of net assets.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $107,040,031 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$9,946,992
Unrealized depreciation:	(8,953,538)
Net unrealized appreciation:	$993,454

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares					Value
	EXCHANGE TRADED FUND - 3.2%
497,572	Vanguard Short-Term Bond ETF				$39,357,945
	TOTAL EXCHANGE TRADED FUND (Cost - $39,775,906)				39,357,945

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price
	PURCHASED OPTIONS - 2.8% *
	CALL OPTIONS PURCHASED - 2.8%
375	S&P 500 Index Future, Maturing January 2018 *	Mizuho, RBC	243,281,250	01/19/2018 - $2,595	8,137,500
1,250	S&P 500 Index Future, Maturing January 2018 *	Mizuho, RBC, Wedbush	812,500,000	01/19/2018 - $2,600	25,687,500
1,000	S&P 500 Index Future, Maturing April 2018 *	HSBC	718,750,000	04/20/2018 - $2,875	450,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $10,303,125)				34,275,000

	PUT OPTIONS PURCHASED - 0.0%
200	S&P 500 Index Future, Maturing January 2018 *	Wedbush, Wells Fargo	101,750,000	01/19/2018 - $2,035	11,250
750	S&P 500 Index Future, Maturing January 2018 *	Wedbush, Wells Fargo	380,625,000	01/19/2018 - $2,030	24,375
5,050	S&P 500 Index Future, Maturing January 2018 *	EDF, Wells Fargo	2,556,562,500	01/19/2018 - $2,025	189,375
200	S&P 500 Index Future, Maturing January 2018 *	Wedbush	102,750,000	01/31/2018 - $2,055	20,000
800	S&P 500 Index Future, Maturing February 2018 *	Wedbush	410,000,000	01/31/2018 - $2,050	70,000
1,500	S&P 500 Index Future, Maturing February 2018 *	HSBC	750,000,000	01/31/2018 - $2,000	112,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,123,750)				427,500

	TOTAL PURCHASED OPTIONS (Cost - $14,426,875)				34,702,500

	PRIVATE INVESTMENT FUND - 7.4%
	Prime Meridian Income QP Fund, LP #				89,791,537
	TOTAL PRIVATE INVESTMENT FUND (Cost - $85,436,399)				89,791,537

Principal
	UNITED STATES GOVERNMENT SECURITIES - 69.1%
$100,000,000	United States Treasury Notes, 1.125%, 06/15/2018				99,847,656
100,000,000	United States Treasury Notes, 1.000%, 09/15/2018				99,523,437
100,000,000	United States Treasury Notes, 1.250%, 11/15/2018				99,550,781
100,000,000	United States Treasury Notes, 1.375%, 11/30/2018				99,638,672
100,000,000	United States Treasury Notes, 1.500%, 12/31/2018				99,693,359
150,000,000	United States Treasury Notes, 1.125%, 01/15/2019				148,927,734
50,000,000	United States Treasury Notes, 1.500%, 01/31/2019				49,821,289
50,000,000	United States Treasury Notes, 1.500%, 02/28/2019				49,806,641
100,000,000	United States Treasury Notes, 1.375%, 02/28/2019				99,468,750
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $852,255,009)				846,278,319

	SHORT-TERM INVESTMENTS - 16.8%
	MONEY MARKET FUNDS - 16.8%
205,620,367	Fidelity Investments Money Market Funds Government Portfolio- Institutional Class, 1.18% ** ^				$205,620,367
	TOTAL SHORT-TERM INVESTMENTS (Cost - $205,620,367)				205,620,367

	TOTAL INVESTMENTS - 99.3% (Cost - $1,197,514,556) (b)				$1,215,750,668
	OTHER ASSETS LESS LIABILITIES - 0.7%				8,277,002
	NET ASSETS - 100.0%				$1,224,027,670

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.9)% *
	CALL OPTIONS WRITTEN - (1.9)%
1,500	S&P 500 Index Future, Maturing January 2018 *	Wedbush	986,250,000	01/19/2018 - $2,630	20,775,000
250	S&P 500 Index Future, Maturing January 2018 *	RBC	165,625,000	01/19/2018 - $2,650	2,418,750
2,000	S&P 500 Index Future, Maturing April 2018 *	HSBC	1,462,500,000	04/20/2018 - $2,925	550,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $3,625,000)				$23,743,750

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

#	The security is illiquid; total illiquid securities represent 7.4% of net assets.

^	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $1,197,514,556 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$20,275,625
Unrealized depreciation:	(2,039,513)
Net unrealized appreciation:	$18,236,112

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 73.1%
	CORPORATE BOND - 9.2%
5,300	Guggenheim BulletShares 2020 Corporate Bond ETF	$112,837
1,450	ProShares Investment Grade-Interest Rate Hedged	111,693
		224,530
	AGGREGATE BOND - 59.2%
1,900	First Trust Enhanced Short Maturity ETF	113,962
3,475	iShares Core U.S. Aggregate Bond ETF	379,922
2,250	Janus Henderson Short Duration Income ETF	112,882
1,100	PIMCO Enhanced Short Maturity Active	111,716
2,200	Schwab U.S. Aggregate Bond ETF	114,488
3,950	SPDR Portfolio Aggregate Bond ETF	113,523
4,650	Vanguard Total Bond Market ETF	379,301
2,250	WisdomTree Barclays Yield Enhanced US Aggregate	114,120
		1,439,914
	FIXED INCOME - 4.7%
6,000	VanEck Vectors J.P. Morgan EM Local Currency Bond	113,880

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,775,175)	1,778,324

	OPEN ENDED FUND - 15.3%
30,488	AlphaCentric Income Opportunities Fund + (Cost - $375,000)	373,476

	SHORT-TERM INVESTMENTS - 2.3%
55,779	Fidelity Investments Money Market Funds Government Portfolio - Class I, 1.18% **	55,779
	TOTAL SHORT-TERM INVESTMENTS (Cost - $55,779)	55,779

	TOTAL INVESTMENTS - 90.7% (Cost - $2,205,954) (a)	$2,207,579
	OTHER ASSETS LESS LIABILITIES 9.3%	226,819
	NET ASSETS - 100.0%	$2,434,398

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

+	An affiliate of the Advisor.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,205,954 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,355
Unrealized depreciation:	(2,730)
Net unrealized appreciation	$1,625

	TOTAL RETURN SWAPS - 0.7%
Notional				Expiration	Pay/Receive
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Unrealized Gain
2,470,247	BNP Paribas Catalyst Systematic Index	1,262	BNP Paribas	12/28/2018	0.5000	$18,184

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial baises present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

BNP Paribas Catalyst Systematic Index Swap Holdings

							Unrealized
							Appreciation/
Long Contracts			Counterparty	Notional Amount	Maturity		(Depreciation)

		OPEN LONG FUTURES CONTRACTS
7		CMX Copper Future	BNP Paribas	$612,163	July-18		$16,275
2		CMX Gold Future	BNP Paribas	276,581	February-18		4,669
6		CMX Gold Future	BNP Paribas	771,857	June-18		13,056
0	*	CMX Silver Future	BNP Paribas	36,559	March-18		1,049
0	*	EuroBunds Future	BNP Paribas	3,182,194	March-18		16,648
3		Eurostoxx 50 Future	BNP Paribas	135,770	March-18		328
4		HSCEI Index Future	BNP Paribas	282,979	January-18		3,134
2		ICE Brent CrudeFuture	BNP Paribas	150,267	December-18		3,878
1		JGB Bonds Future	BNP Paribas	792,896	March-18		(368)
2		LME Aluminum HG Future	BNP Paribas	98,208	December-19		5,227
11		LME Aluminum HG Future	BNP Paribas	642,431	July-18		35,604
1		LME Copper Future	BNP Paribas	161,728	December-18		4,277
6		LME Nickel Future	BNP Paribas	444,018	July-18		2,512
11		LME Zinc Future	BNP Paribas	932,121	June-18		15,254
0	*	LME Zinc Future	BNP Paribas	29,436	March-18		530
0	*	MSCI Emerging Markets Future	BNP Paribas	12,734	March-18		212
7		Nikkei Index Future	BNP Paribas	672,559	March-18		735
5		NYMEX Gasoline RBOB Future	BNP Paribas	404,491	July-18		10,484
1		NYMEX Gasoline RBOB Future	BNP Paribas	67,903	September-18		1,651
1		NYMEX Heating Oil Future	BNP Paribas	75,742	April-18		2,754
4		NYMEX Natural Gas Future	BNP Paribas	113,985	April-18		3,936
7		NYMEX WTI Crude Future	BNP Paribas	404,537	July-18		10,529
2		NYMEX WTI Crude Future	BNP Paribas	130,815	September-18		3,397
8		S&P 500 Index Future	BNP Paribas	1,112,471	March-18		1,657
		NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS					157,426

Short Contracts
		OPEN SHORT FUTURES CONTRACTS
6		CBOE VIX Future	BNP Paribas	$(69,192)	January-18		$611
1		CMX Copper Future	BNP Paribas	(75,493)	March-18		(2,023)
7		CMX Copper Future	BNP Paribas	(612,150)	May-18		(16,244)
6		CMX Gold Future	BNP Paribas	(771,821)	April-18		(12,983)
1		ICE Brent CrudeFuture	BNP Paribas	(88,797)	March-18		(2,530)
1		LME Aluminum HG Future	BNP Paribas	(46,660)	March-18		(2,766)
11		LME Aluminum HG Future	BNP Paribas	(643,057)	May-18		(36,220)
0	*	LME Nickel Future	BNP Paribas	(22,500)	March-18		(127)
5		LME Nickel Future	BNP Paribas	(395,296)	May-18		(2,229)
11		LME Zinc Future	BNP Paribas	(932,419)	May-18		(15,636)
1		NYMEX Gasoline RBOB Future	BNP Paribas	(41,665)	March-18		(1,176)
5		NYMEX Gasoline RBOB Future	BNP Paribas	(404,775)	May-18		(10,586)
1		NYMEX Heating Oil Future	BNP Paribas	(45,164)	March-18		(1,837)
2		NYMEX Natural Gas Future	BNP Paribas	(56,901)	March-18		(2,003)
1		NYMEX WTI Crude Future	BNP Paribas	(76,855)	March-18		(2,009)
7		NYMEX WTI Crude Future	BNP Paribas	(404,665)	May-18		(10,592)
6		10 Year US Treasury Future	BNP Paribas	(759,392)	March-18		(3,254)
		NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					(121,601)

Contracts			Counterparty	Notional Amount	Maturity	Exercise Price	Value
		OPTIONS WRITTEN
		PUT OPTIONS WRITTEN
23		S&P 500 Index	BNP Paribas	(58,234)	1/5/2018	2,571	$(36)
22		S&P 500 Index	BNP Paribas	(55,288)	1/5/2018	2,505	(21)
21		S&P 500 Index	BNP Paribas	(54,552)	1/5/2018	2,564	(31)
21		S&P 500 Index	BNP Paribas	(52,841)	1/5/2018	2,564	(30)
21		S&P 500 Index	BNP Paribas	(51,805)	1/5/2018	2,498	(19)
20		S&P 500 Index	BNP Paribas	(50,208)	1/5/2018	2,573	(31)
20		S&P 500 Index	BNP Paribas	(50,162)	1/5/2018	2,498	(18)
19		S&P 500 Index	BNP Paribas	(47,667)	1/5/2018	2,507	(19)
18		S&P 500 Index	BNP Paribas	(46,886)	1/5/2018	2,576	(30)
18		S&P 500 Index	BNP Paribas	(44,504)	1/5/2018	2,510	(18)
23		S&P 500 Index	BNP Paribas	(59,261)	1/12/2018	2,593	(82)
22		S&P 500 Index	BNP Paribas	(57,613)	1/12/2018	2,598	(83)
22		S&P 500 Index	BNP Paribas	(57,532)	1/12/2018	2,586	(74)
22		S&P 500 Index	BNP Paribas	(56,651)	1/12/2018	2,596	(81)
22		S&P 500 Index	BNP Paribas	(56,251)	1/12/2018	2,527	(47)
21		S&P 500 Index	BNP Paribas	(54,910)	1/12/2018	2,585	(71)
22		S&P 500 Index	BNP Paribas	(54,693)	1/12/2018	2,531	(47)
22		S&P 500 Index	BNP Paribas	(54,621)	1/12/2018	2,519	(44)
21		S&P 500 Index	BNP Paribas	(53,782)	1/12/2018	2,530	(46)
21		S&P 500 Index	BNP Paribas	(52,117)	1/12/2018	2,519	(42)
24		S&P 500 Index	BNP Paribas	(62,531)	1/19/2018	2,617	(167)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

BNP Paribas Catalyst Systematic Index Swap Holdings

Contracts			Counterparty	Notional Amount	Maturity	Exercise Price	Value
		OPTIONS WRITTEN (Continued)
		PUT OPTIONS WRITTEN (Continued)
23		S&P 500 Index	BNP Paribas	(60,631)	1/19/2018	2,612	(153)
23		S&P 500 Index	BNP Paribas	(59,346)	1/19/2018	2,550	(85)
23		S&P 500 Index	BNP Paribas	(57,574)	1/19/2018	2,545	(79)
22		S&P 500 Index	BNP Paribas	(57,415)	1/19/2018	2,623	(163)
22		S&P 500 Index	BNP Paribas	(57,099)	1/19/2018	2,614	(147)
21		S&P 500 Index	BNP Paribas	(54,813)	1/19/2018	2,609	(133)
21		S&P 500 Index	BNP Paribas	(54,512)	1/19/2018	2,556	(81)
21		S&P 500 Index	BNP Paribas	(54,209)	1/19/2018	2,547	(76)
20		S&P 500 Index	BNP Paribas	(52,035)	1/19/2018	2,542	(70)
22		S&P 500 Index	BNP Paribas	(58,798)	1/26/2018	2,616	(194)
22		S&P 500 Index	BNP Paribas	(56,687)	1/26/2018	2,613	(194)
22		S&P 500 Index	BNP Paribas	(55,812)	1/26/2018	2,548	(99)
21		S&P 500 Index	BNP Paribas	(54,209)	1/26/2018	2,616	(191)
21		S&P 500 Index	BNP Paribas	(53,807)	1/26/2018	2,546	(104)
20		S&P 500 Index	BNP Paribas	(51,468)	1/26/2018	2,549	(102)
2		10 Year US Treasury Futures	BNP Paribas	(298,649)	1/19/2018	123.50	(641)
2		10 Year US Treasury Futures	BNP Paribas	(274,194)	1/19/2018	124	(1,037)
1		10 Year US Treasury Futures	BNP Paribas	(149,308)	1/19/2018	123	(170)
1		10 Year US Treasury Futures	BNP Paribas	(74,961)	1/19/2018	124.50	(461)
0	*	10 Year US Treasury Futures	BNP Paribas	(49,591)	1/19/2018	122.50	(32)
							(5,248)

Contracts			Counterparty	Notional Amount	Maturity	Exercise Price	Value
		CALL OPTIONS WRITTEN
24		S&P 500 Index	BNP Paribas	(64,356)	1/5/2018	2,703	$(75)
23		S&P 500 Index	BNP Paribas	(61,257)	1/5/2018	2,637	(1,208)
22		S&P 500 Index	BNP Paribas	(60,287)	1/5/2018	2,695	(132)
22		S&P 500 Index	BNP Paribas	(58,407)	1/5/2018	2,695	(125)
22		S&P 500 Index	BNP Paribas	(57,397)	1/5/2018	2,629	(1,294)
21		S&P 500 Index	BNP Paribas	(55,589)	1/5/2018	2,630	(1,247)
21		S&P 500 Index	BNP Paribas	(55,488)	1/5/2018	2,705	(51)
20		S&P 500 Index	BNP Paribas	(54,377)	1/5/2018	2,774	(1)
20		S&P 500 Index	BNP Paribas	(52,815)	1/5/2018	2,639	(994)
19		S&P 500 Index	BNP Paribas	(51,809)	1/5/2018	2,708	(36)
19		S&P 500 Index	BNP Paribas	(49,304)	1/5/2018	2,642	(878)
24		S&P 500 Index	BNP Paribas	(65,706)	1/12/2018	2,796	(3)
24		S&P 500 Index	BNP Paribas	(65,490)	1/12/2018	2,726	(31)
23		S&P 500 Index	BNP Paribas	(63,680)	1/12/2018	2,731	(22)
23		S&P 500 Index	BNP Paribas	(63,581)	1/12/2018	2,718	(57)
23		S&P 500 Index	BNP Paribas	(62,613)	1/12/2018	2,729	(24)
23		S&P 500 Index	BNP Paribas	(62,350)	1/12/2018	2,660	(812)
22		S&P 500 Index	BNP Paribas	(60,688)	1/12/2018	2,718	(57)
23		S&P 500 Index	BNP Paribas	(60,609)	1/12/2018	2,664	(711)
23		S&P 500 Index	BNP Paribas	(60,519)	1/12/2018	2,652	(945)
22		S&P 500 Index	BNP Paribas	(59,595)	1/12/2018	2,663	(722)
22		S&P 500 Index	BNP Paribas	(57,750)	1/12/2018	2,652	(912)
25		S&P 500 Index	BNP Paribas	(69,095)	1/19/2018	2,752	(21)
24		S&P 500 Index	BNP Paribas	(67,008)	1/19/2018	2,746	(25)
25		S&P 500 Index	BNP Paribas	(65,772)	1/19/2018	2,685	(496)
24		S&P 500 Index	BNP Paribas	(63,793)	1/19/2018	2,679	(566)
23		S&P 500 Index	BNP Paribas	(63,448)	1/19/2018	2,757	(15)
23		S&P 500 Index	BNP Paribas	(63,106)	1/19/2018	2,749	(21)
22		S&P 500 Index	BNP Paribas	(60,586)	1/19/2018	2,743	(26)
22		S&P 500 Index	BNP Paribas	(60,394)	1/19/2018	2,690	(377)
22		S&P 500 Index	BNP Paribas	(60,065)	1/19/2018	2,681	(499)
22		S&P 500 Index	BNP Paribas	(57,664)	1/19/2018	2,676	(566)
24		S&P 500 Index	BNP Paribas	(64,975)	1/26/2018	2,750	(29)
23		S&P 500 Index	BNP Paribas	(62,643)	1/26/2018	2,748	(43)
23		S&P 500 Index	BNP Paribas	(61,834)	1/26/2018	2,683	(566)
22		S&P 500 Index	BNP Paribas	(59,932)	1/26/2018	2,750	(35)
22		S&P 500 Index	BNP Paribas	(59,641)	1/26/2018	2,681	(603)
21		S&P 500 Index	BNP Paribas	(57,048)	1/26/2018	2,683	(536)
2		10 Year US Treasury Futures	BNP Paribas	(301,067)	1/19/2018	124.50	(604)
2		10 Year US Treasury Futures	BNP Paribas	(276,405)	1/19/2018	125	(276)
1		10 Year US Treasury Futures	BNP Paribas	(150,522)	1/19/2018	124	(548)
1		10 Year US Treasury Futures	BNP Paribas	(75,563)	1/19/2018	125.50	(38)
0	*	10 Year US Treasury Futures	BNP Paribas	(49,996)	1/19/2018	123.50	(304)
							(16,530)

		TOTAL OPTIONS WRITTEN					(21,778)

*	Fractional Contracts

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares						Value
	COMMON STOCK - 0.1%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,000	MMA Capital Management LLC *					$24,300
	TOTAL COMMON STOCK (Cost - $23,455)

				Coupon Rate (%)	Maturity
	STRUCTURED NOTE - 4.9%
1,000,000	DR Alpha ex-Argriculture and Livestock Index (Issuer BNP Paribas) * #			0.000^	4/9/2018	1,234,800
	TOTAL STRUCTURED NOTE (Cost - $1,000,000)

				Exercise
Contracts (a)		Counterparty	Notional Amount	Price	Expiration Date	Value
	OPTIONS PURCHASED - 63.3% *
	PUT OPTIONS PURCHASED - 30.9%
1,035	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	$1,824,705	$21.00	1/19/2018	$351,900
10	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	17,630	25.00	1/19/2018	7,400
2,570	Direxion Daily 20 Year Plus Treasury Bear 3x Shares ETF	Pershing	4,530,910	20.00	3/16/2018	693,900
10	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	12,270	20.00	1/19/2018	7,475
400	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	490,800	20.00	1/18/2019	360,000
60	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	73,620	25.00	1/18/2019	81,750
100	Direxion Daily Small Cap Bear 3x Shares ETF	Pershing	122,700	16.00	1/17/2020	65,250
10	iPath S&P 500 VIX Short Term Futures ETN	Pershing	27,920	4.00	1/18/2019	555
10	iPath S&P 500 VIX Short Term Futures ETN	Pershing	27,920	5.00	1/18/2019	1,000
6,578	iPath S&P 500 VIX Short Term Futures ETN	Pershing	18,365,776	10.00	1/18/2019	3,045,614
101	ProShares Ultra Bloomberg Crude Oil	Pershing	236,744	22.00	1/19/2018	2,626
126	ProShares Ultra Bloomberg Crude Oil	Pershing	295,344	18.00	1/18/2019	25,830
534	ProShares Ultra Bloomberg Crude Oil	Pershing	1,251,696	19.00	1/18/2019	125,223
534	ProShares Ultra Bloomberg Crude Oil	Pershing	1,251,696	20.00	1/18/2019	144,180
564	ProShares Ultra Bloomberg Crude Oil	Pershing	1,322,016	21.00	1/18/2019	177,096
6,401	United States Natural Gas Fund	Pershing	14,927,132	7.00	1/18/2019	998,556
6,669	United States Natural Gas Fund	Pershing	15,552,108	5.00	1/17/2020	480,168
9,564	United States Natural Gas Fund	Pershing	22,303,248	6.00	1/17/2020	1,185,936
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,748,150)					7,754,459

	CALL OPTIONS PURCHASED - 32.4%
20	3M Co.	Pershing	470,740	200.00	1/18/2019	82,550
50	3M Co.	Pershing	1,176,850	230.00	1/18/2019	97,600
4	3M Co.	Pershing	94,148	200.00	1/17/2020	18,500
23	Accenture PLC	Pershing	352,107	120.00	1/18/2019	82,225
23	Allstate Corp.	Pershing	240,833	105.00	1/17/2020	26,335
20	Altria Group, Inc.	Pershing	142,820	77.50	1/19/2018	100
40	Altria Group, Inc.	Pershing	285,640	75.00	1/18/2019	15,400
20	Altria Group, Inc.	Pershing	142,820	77.50	1/18/2019	6,000
230	Altria Group, Inc.	Pershing	1,642,430	90.00	1/18/2019	15,410
15	Amgen, Inc.	Pershing	260,850	190.00	1/18/2019	13,050
10	Andeavor Logistics LP	Pershing	114,340	90.00	1/18/2019	28,475
90	British American Tobacco PLC	Pershing	598,770	62.50	1/18/2019	37,350
380	CenturyLink, Inc.	Pershing	633,840	23.00	1/18/2019	22,800
4	Charter Communications, Inc.	Pershing	134,384	310.00	1/18/2019	24,300
100	Cisco Systems, Inc.	Pershing	380,200	37.00	1/18/2019	34,700
85	Consolidated Edison, Inc.	Pershing	722,075	90.00	1/18/2019	24,650
45	Consumer Staples Select Sector SPDR ETF	Pershing	256,005	60.00	1/18/2019	6,075
55	Consumer Staples Select Sector SPDR ETF	Pershing	312,895	61.00	1/18/2019	6,820
60	Consumer Staples Select Sector SPDR ETF	Pershing	341,340	62.00	1/18/2019	5,310
5	Darden Restaurants, Inc.	Pershing	47,705	77.50	1/19/2018	9,350
10	Delta Air Lines, Inc.	Pershing	56,000	45.00	1/19/2018	11,200
30	Delta Air Lines, Inc.	Pershing	168,000	47.00	1/19/2018	27,900
10	Delta Air Lines, Inc.	Pershing	56,000	45.00	1/18/2019	13,420
8	Dollar General Corp.	Pershing	74,208	55.00	1/18/2019	31,280

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

				Exercise
Contracts (a)		Counterparty	Notional Amount	Price	Expiration Date	Value
	OPTIONS PURCHASED - 63.3% * (Continued)
	CALL OPTIONS PURCHASED - 32.4% (Continued)
10	F5 Networks, Inc.	Pershing	$131,220	$150.00	1/18/2019	$8,950
15	Facebook, Inc.	Pershing	264,690	150.00	1/18/2019	56,370
34	Fiserv, Inc.	Pershing	445,842	120.00	3/16/2018	42,840
10	Foot Locker, Inc.	Pershing	46,880	72.50	1/18/2019	1,750
5	Garmin Ltd.	Pershing	29,785	60.00	1/18/2019	2,650
14	General Dynamics Corp.	Pershing	284,830	180.00	1/18/2019	42,770
14	General Mills, Inc.	Pershing	82,334	50.00	1/18/2019	14,140
34	General Mills, Inc.	Pershing	199,954	55.00	1/17/2020	25,925
10	Goodyear Tire & Rubber Co.	Pershing	32,310	30.00	1/19/2018	2,475
30	Hasbro, Inc.	Pershing	272,670	92.50	1/19/2018	4,140
20	Hershey Co.	Pershing	227,020	105.00	1/19/2018	18,300
35	Home Depot, Inc.	Pershing	663,355	170.00	1/18/2019	94,850
10	Hormel Foods Corp.	Pershing	36,200	35.00	1/19/2018	1,660
10	Huntsman Corp.	Pershing	33,290	23.00	1/19/2018	10,400
10	Intuit, Inc.	Pershing	157,410	120.00	1/18/2019	41,650
10	JetBlue Airways Corp.	Pershing	22,340	15.00	1/19/2018	7,400
10	JetBlue Airways Corp.	Pershing	22,340	17.00	1/18/2019	6,450
15	JM Smucker Co.	Pershing	186,360	140.00	1/18/2019	6,150
60	Johnson & Johnson	Pershing	838,320	130.00	1/18/2019	86,160
120	Johnson & Johnson	Pershing	1,676,640	140.00	1/18/2019	95,280
100	Johnson & Johnson	Pershing	1,397,200	145.00	1/18/2019	57,000
21	Johnson & Johnson	Pershing	293,412	150.00	1/17/2020	13,860
10	Johnson & Johnson	Pershing	139,720	160.00	1/17/2020	4,750
6	Kimberly Clark Corp.	Pershing	72,396	135.00	1/18/2019	2,130
7	Kimberly Clark Corp.	Pershing	84,462	140.00	1/18/2019	1,698
10	Kimberly Clark Corp.	Pershing	120,660	145.00	1/18/2019	1,550
11	Kimberly Clark Corp.	Pershing	132,726	120.00	1/17/2020	11,165
6	Lowe’s Cos, Inc.	Pershing	55,764	70.00	1/17/2020	16,260
3	Mastercard, Inc.	Pershing	45,336	120.00	1/17/2020	12,675
40	McDonald’s Corp.	Pershing	688,480	140.00	1/18/2019	140,080
75	McDonald’s Corp.	Pershing	1,290,900	150.00	1/18/2019	196,050
45	Microsoft Corp.	Pershing	384,930	70.00	1/18/2019	80,775
23	Microsoft Corp.	Pershing	196,742	60.00	1/17/2020	63,135
7	Microsoft Corp.	Pershing	59,878	65.00	1/17/2020	16,450
25	Molson Coors Brewing Co.	Pershing	205,175	95.00	1/18/2019	7,562
100	Paychex, Inc.	Pershing	680,800	70.00	1/18/2019	40,500
30	PepsiCo, Inc.	Pershing	359,760	115.00	1/18/2019	32,070
12	PepsiCo, Inc.	Pershing	143,904	115.00	1/17/2020	15,288
130	Pfizer, Inc.	Pershing	470,860	37.00	1/18/2019	23,660
29	PPL Corp.	Pershing	89,755	37.00	1/17/2020	1,958
15	Proctor & Gamble Co.	Pershing	137,820	95.00	1/18/2019	5,475
15	Proctor & Gamble Co.	Pershing	137,820	100.00	1/18/2019	3,075
19	Proctor & Gamble Co.	Pershing	174,572	105.00	1/18/2019	1,985
45	Proctor & Gamble Co.	Pershing	413,460	110.00	1/18/2019	2,520
24	Proctor & Gamble Co.	Pershing	220,512	100.00	1/17/2020	9,960
45	ProShares Short VIX Short-Term	Pershing	576,945	120.00	1/19/2018	60,975
472	ProShares Short VIX Short-Term	Pershing	6,051,512	70.00	1/18/2019	3,285,120
216	ProShares Short VIX Short-Term	Pershing	2,769,336	100.00	1/18/2019	1,166,400
2,920	ProShares Ultra VIX Short Term Futures ETF	Pershing	2,981,320	10.00	1/19/2018	365,000
600	ProShares Ultra VIX Short Term Futures ETF	Pershing	612,600	12.00	1/19/2018	48,000
5	Range Resources Corp.	Pershing	8,530	40.00	1/18/2019	75
85	Ross Stores, Inc.	Pershing	682,125	65.00	1/18/2019	160,650
25	Southwest Airlines Co.	Pershing	163,625	55.00	1/19/2018	26,975
25	Southwest Airlines Co.	Pershing	163,625	50.00	1/18/2019	44,500
10	Southwestern Energy Co.	Pershing	5,580	10.00	1/18/2019	360

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

				Exercise
Contracts (a)		Counterparty	Notional Amount	Price	Expiration Date	Value
	OPTIONS PURCHASED - 63.3% * (Continued)
	CALL OPTIONS PURCHASED - 32.4% (Continued)
11	SPDR S&P 500 ETF Trust	Pershing	$293,546	$245.00	3/16/2018	$25,179
20	SPDR S&P 500 ETF Trust	Pershing	533,720	255.00	3/16/2018	30,400
40	SPDR S&P 500 ETF Trust	Pershing	1,067,440	265.00	3/16/2018	24,440
10	SPDR S&P 500 ETF Trust	Pershing	266,860	250.00	12/21/2018	25,840
12	SPDR S&P 500 ETF Trust	Pershing	320,232	260.00	12/21/2018	24,000
20	SPDR S&P 500 ETF Trust	Pershing	533,720	270.00	12/21/2018	25,140
57	SPDR S&P 500 ETF Trust	Pershing	1,521,102	260.00	12/20/2019	165,927
93	SPDR S&P 500 ETF Trust	Pershing	2,481,798	280.00	12/20/2019	156,054
200	SPDR S&P 500 ETF Trust	Pershing	5,337,200	310.00	12/20/2019	119,000
10	Transocean Ltd.	Pershing	10,680	15.00	1/18/2019	780
55	Waste Management, Inc.	Pershing	474,650	75.00	1/18/2019	74,470
70	Waste Management, Inc.	Pershing	604,100	77.50	1/18/2019	82,600
80	Waste Management, Inc.	Pershing	690,400	80.00	1/18/2019	78,400
175	Waste Management, Inc.	Pershing	1,510,250	85.00	1/18/2019	113,750
63	Waste Management, Inc.	Pershing	543,690	95.00	1/17/2020	29,610
10	Yum! Brands, Inc.	Pershing	81,610	70.00	1/17/2020	16,475
5	Zions Bancorp.	Pershing	25,415	45.00	1/18/2019	4,288
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,850,752)					8,127,149

	TOTAL OPTIONS PURCHASED (Cost - $11,598,902)					15,881,608

Shares				Interest Rate		Value
	SHORT-TERM INVESTMENT - 20.5%
5,126,900	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class +			1.18%**		5,126,900
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,126,900)

	TOTAL INVESTMENTS - 88.8% (Cost - $17,749,257) (b)					$22,267,608
	OTHER ASSETS LESS LIABILITIES - 11.2%					2,794,659
	NET ASSETS - 100.0%					$25,062,267

				Exercise
Contracts (a)		Counterparty	Notional Amount	Price	Expiration Date	Value
	OPTIONS WRITTEN - (11.6)% *
	PUT OPTIONS WRITTEN - (1.5)%
565	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	$996,095	$16.00	1/19/2018	$2,825
10	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	17,630	17.00	1/19/2018	250
415	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	731,645	18.00	1/19/2018	29,880
315	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	555,345	17.00	3/16/2018	22,050
2,178	Direxion Daily 20 Year Plus Treasury Bear 3x Shares	Pershing	3,839,814	18.00	3/16/2018	261,360
10	ProShares Ultra Bloomberg Crude Oil	Pershing	23,440	10.00	1/18/2019	400
825	ProShares Ultra Bloomberg Crude Oil	Pershing	1,933,800	12.00	1/18/2019	49,912
60	ProShares Ultra Bloomberg Crude Oil	Pershing	140,640	13.00	1/18/2019	4,470
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $692,093)					371,147

	CALL OPTIONS WRITTEN - (10.1)%
20	3M Co.	Pershing	470,740	220.00	1/18/2019	51,900
50	3M Co.	Pershing	1,176,850	250.00	1/18/2019	49,375
23	Accenture PLC	Pershing	352,107	135.00	1/18/2019	54,625
11	Altria Group, Inc.	Pershing	78,551	85.00	1/18/2019	1,518
15	Amgen, Inc.	Pershing	260,850	201.00	1/18/2019	5,670
10	Andeavor Logistics LP	Pershing	114,340	100.00	1/18/2019	20,875
90	British American Tobacco PLC	Pershing	598,770	70.00	1/18/2019	9,900
380	CenturyLink, Inc.	Pershing	633,840	25.00	1/18/2019	14,820
4	Charter International Ltd.	Pershing	134,384	350.00	1/18/2019	16,040
100	Cisco Systems, Inc.	Pershing	380,200	40.00	1/18/2019	21,800

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

				Exercise
Contracts (a)		Counterparty	Notional Amount	Price	Expiration Date	Value
	OPTIONS WRITTEN - (11.6)% * (Continued)
	CALL OPTIONS WRITTEN - (10.1)% (Continued)
85	Consolidated Edison, Inc.	Pershing	$722,075	$90.00	1/19/2018	$425
5	Darden Restaurants, Inc.	Pershing	47,705	85.00	1/19/2018	6,060
40	Delta Air Lines, Inc.	Pershing	224,000	50.00	1/19/2018	26,400
10	Delta Air Lines, Inc.	Pershing	56,000	50.00	1/18/2019	9,800
258	Direxion Daily 20+ Year Treasury Bill Bull 3x Shares ETF	Pershing	454,854	15.00	1/19/2018	67,080
8	Dollar General Corp.	Pershing	74,208	82.50	1/18/2019	13,160
10	F5 Networks, Inc.	Pershing	131,220	160.00	1/19/2018	60
15	Facebook, Inc.	Pershing	264,690	170.00	1/18/2019	37,050
10	Foot Locker, Inc.	Pershing	46,880	80.00	1/19/2018	25
5	Garmin Ltd.	Pershing	29,785	70.00	1/18/2019	998
14	General Dynamics Corp.	Pershing	284,830	210.00	1/18/2019	17,780
10	Goodyear Tire & Rubber Co.	Pershing	32,310	35.00	1/19/2018	50
30	Hasbro, Inc.	Pershing	272,670	110.00	1/19/2018	75
20	Hershey Co.	Pershing	227,020	115.00	1/19/2018	2,020
10	Hormel Foods Corp.	Pershing	36,200	40.00	1/19/2018	25
10	Huntsman Corp.	Pershing	33,290	26.00	1/19/2018	7,400
10	Intuit, Inc.	Pershing	157,410	130.00	1/18/2019	33,150
10	JetBlue Airways Corp.	Pershing	22,340	20.00	1/19/2018	2,450
10	JetBlue Airways Corp.	Pershing	22,340	22.00	1/18/2019	3,380
15	JM Smucker Co.	Pershing	186,360	145.00	1/18/2019	4,837
25	Molson Coors Brewing Co.	Pershing	205,175	100.00	1/18/2019	5,125
30	PepsiCo, Inc.	Pershing	359,760	125.00	1/18/2019	16,560
130	Pfizer, Inc.	Pershing	470,860	42.00	1/18/2019	6,370
30	ProShares Short VIX Short-Term Futures	Pershing	384,630	140.00	1/18/2019	101,910
533	ProShares Short VIX Short-Term Futures	Pershing	6,833,593	160.00	1/18/2019	1,372,475
325	ProShares Ultra Bloomberg Crude Oil	Pershing	761,800	16.00	1/19/2018	242,125
375	ProShares Ultra VIX Short Term Futures ETF	Pershing	382,875	15.00	1/19/2018	19,125
2,175	ProShares Ultra VIX Short Term Futures ETF	Pershing	2,220,675	20.00	1/19/2018	78,300
969	ProShares Ultra VIX Short Term Futures ETF	Pershing	989,349	22.00	1/19/2018	28,101
6	Range Resources Corp.	Pershing	10,236	45.00	1/18/2019	75
85	Ross Stores, Inc.	Pershing	682,125	70.00	1/18/2019	134,300
25	Southwest Airlines Co.	Pershing	163,625	60.00	1/19/2018	14,300
25	Southwest Airlines Co.	Pershing	163,625	60.00	1/18/2019	26,900
10	Southwestern Energy Co.	Pershing	5,580	17.00	1/18/2019	130
12	Transocean Ltd.	Pershing	12,816	20.00	1/18/2019	324
5	Zions Bancorp.	Pershing	25,415	50.00	1/19/2018	880
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $1,511,699)					2,525,748

	TOTAL OPTIONS WRITTEN - (Cost - $2,203,792) (b)					2,896,895

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

^	Zero coupon bond.

+	All or a portion of security held as collateral for open options contracts.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $18,040,003 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,899,734
Unrealized depreciation:	(2,569,025)
Net unrealized appreciation:	$1,330,709

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 74.6%
5,945,890	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class 1.18% + *#	$5,945,890
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,945,890)

	TOTAL INVESTMENTS - 74.6% (Cost - $5,945,890) (a)	$5,945,890
	OTHER ASSETS LESS LIABILITIES - 25.4%	2,024,108
	NET ASSETS - 100.0%	$7,969,998

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

*	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

#	All or a portion of security held as collateral for open future contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $5,945,890 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized depreciation:	$—

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (6.3)%
6	10 Yr Mini JBG Future	$803,409	March-18	$480
152	3 MO Sterling (Short Sterling)	45,739,949	December-18	(11,452)
31	90 Day Bank Bill	24,125,900	December-18	(5,762)
4	Australian Dollar Future	312,440	March-18	9,960
5	BP Currency Future	423,656	March-18	(531)
48	Brent Crude Future +	3,209,760	March-18	174,240
6	C $ Future	479,400	March-18	13,710
10	CAC40 10 Euro Future	637,685	January-18	(9,187)
1	Cattle Feeder Future +	73,000	January-18	(56)
5	Copper Future +	412,563	March-18	13,615
2	Cotton NO2 Future +	78,630	March-18	9,600
2	E-Mini Natural Gas +	14,765	February-18	497
20	Euro BOBL Future	3,160,748	March-18	(20,231)
7	Euro-Bond Future	1,359,018	March-18	(15,036)
4	Euro FX Currency Future	603,775	March-18	6,875
7	Euro STOXX 50	293,608	March-18	(6,949)
4	Gasoline RBOB Future +	301,694	February-18	17,892
1	Gold 100oz Future +	130,930	February-18	2,640
1	Hang Seng Index	191,550	January-18	5,277
7	Japan 10 Yr Bond	9,369,374	March-18	(2,927)
6	Lean Hogs Future +	181,560	April-18	10,743
2	Live Cattle Future +	97,940	April-18	(2,654)
2	Live Cattle Future +	97,240	February-18	(2,036)
5	Long Gilt Future	846,551	March-18	11,408
6	Low Sulfur Gasoline +	361,050	February-18	19,800
18	Mexican Peso Future	450,720	March-18	(23,310)
2	Mini Corn Future +	7,015	March-18	(45)
1	Mini-Hang Seng Index	38,310	January-18	1,656
2	Mini Soybean Future +	19,235	March-18	(505)
13	MSCI SING IX ETS	377,529	January-18	(2,599)
1	Nasdaq 100 E-Mini	128,175	March-18	2,366
13	Natural Gas Future +	357,370	April-18	15,797
10	Nikkei 225 Mini Future	201,953	March-18	4,828
12	NY Harbor ULSD Future +	1,042,322	February-18	70,308

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (6.3)% (Continued)
4	S&P 500 E-Mini Future	$535,200	March-18	$7,768
2	SPI 200 Future	235,427	March-18	4,390
37	Sugar #11 +	628,230	March-18	19,569
9	Sugar #11 +	151,603	July-18	1,121
8	US Long Bond	1,224,000	March-18	(3,125)
6	WTI Crude Future +	362,640	March-18	29,174
11	WTI Crude Future +	664,400	April-18	43,888
28	WTI Crude Future +	1,681,680	June-18	111,750
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS			502,947

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (4.3)%
46	90 Day Euro$ Future	$11,253,325	December-18	$12,011
53	90 Day Sterling Future	8,892,070	December-18	(4,951)
47	Bank Accept Future	9,172,024	December-18	19,770
6	Brent Crude Future +	398,640	April-18	(22,422)
37	Brent Crude Future +	2,445,330	May-18	(126,227)
7	Canadian 10 Yr Bond Future	752,991	March-18	4,913
1	CHF Currency Future	129,088	March-18	(1,044)
4	Cocoa Future +	75,680	March-18	(1,040)
6	Coffe C Future +	283,950	March-18	1,366
10	Corn Future +	175,375	March-18	2,567
7	Dollar Index Future	642,782	March-18	5,005
1	E-Mini Copper +	41,250	March-18	(3,250)
1	E-Mini Crude Oil +	30,210	February-18	(1,923)
22	Euro CHF 3MO ICE	5,677,219	December-18	(573)
50	Fed Fund 30 Day	20,508,932	April-18	(323)
1	Japan Yen Currency Future	111,425	March-18	206
2	KC HRW Wheat Future +	42,725	March-18	1,025
1	Lean Hogs Future +	28,710	February-18	(2,076)
23	Mill Wheat Euro +	219,566	March-18	10,865
3	Mini Gold Future +	126,282	February-18	(5,044)
3	Mini Wheat Future +	12,810	March-18	313
5	Natural Gas Future +	147,650	February-18	11,552
11	Natural Gas Future +	319,660	March-18	(21,878)
3	New Zealand Dollar Future	212,610	March-18	(7,875)
8	NY Harbor ULSD Future +	686,717	March-18	(41,496)
5	Soybean Future +	240,438	March-18	6,250
1	Soybean Meal Future +	31,680	March-18	1,200
6	Soybean Oil Future +	119,736	March-18	1,332
53	Sugar #11 +	891,587	May-18	(15,775)
6	Wheat Future +	128,100	March-18	4,950
3	WTI Crude Future +	181,260	February-18	(11,493)
39	WTI Crude Future +	2,350,530	May-18	(156,176)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS			(340,241)

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 28.3%
10,000	Guggenheim BulletShares 2019 Corporate Bond ETF			$210,869
9,699	iShares 1-3 Year Credit Bond ETF			1,013,933
201	SPDR S&P 500 ETF Trust			53,639
31,418	SPDR Portfolio Short Term Corporate Bond ETF			955,736
13,848	Vanguard Short-Term Corporate Bond ETF			1,098,146
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,352,639)			3,332,323

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 61.0%
	AEROSPACE/DEFENSE - 1.9%
$200,000	L-3 Communications Corp.	5.200%	10/15/2019	$209,483
10,000	Lockheed Martin Corp.	4.250%	11/15/2019	10,380
				219,863
	AGRICULTURE - 2.3%
250,000	Bunge LTD Finance Corp.	8.500%	6/15/2019	270,819

	AUTO MANUFACTURERS - 4.3%
250,000	Ford Motor Credit Co. LLC	2.600%	11/4/2019	250,164
250,000	General Motors Financial Co.	2.400%	5/9/2019	250,061
				500,225
	BANKS - 6.8%
258,000	Bank of America Corp.	2.600%	1/15/2019	258,883
196,000	Citigroup, Inc.	2.150%	7/30/2019	196,122
75,000	Citigroup, Inc.	2.500%	7/29/2019	75,230
162,000	Morgan Stanley	2.375%	7/23/2019	162,182
105,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	110,819
				803,236
	CHEMICALS - 0.6%
75,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	74,934

	COMMERCIAL SERVICES - 1.7%
200,000	The Western Union Co.	3.350%	5/22/2019	202,164

	COMPUTERS - 0.1%
1,000	IBM Corp.	8.375%	11/1/2019	1,112

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
15,000	American Express Credit Corp.	2.125%	3/18/2019	15,000
200,000	American Express Credit Corp.	2.250%	8/15/2019	200,418
40,000	Ameriprise Financial, Inc	7.300%	6/28/2019	42,884
				258,302
	ELECTRIC - 7.2%
50,000	Consolidated Edison, Inc.	2.000%	3/15/2020	49,727
250,000	Duke Energy Florida LLC	1.850%	1/15/2020	247,953
79,000	NextEra Energy Capital	2.300%	4/1/2019	78,957
225,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	221,293
250,000	Southern Co.	1.850%	7/1/2019	248,488
				846,418
	ELECTRONICS - 1.3%
150,000	Amphenol Corp.	2.200%	4/1/2020	149,259

	FOOD - 6.2%
250,000	JM Smucker Co.	2.500%	3/15/2020	250,617
230,000	Kraft Heinz Foods Co.	5.375%	2/10/2020	243,684
144,000	Kroger Co.	1.500%	9/30/2019	141,961
100,000	Sysco Corp.	1.900%	4/1/2019	99,724
				735,986
	HEALTHCARE/PRODUCTS - 5.2%
250,000	Abbot Labratories	2.350%	11/22/2019	250,272
150,000	Becton Dickinson & Co.	2.675%	12/15/2019	150,542
200,000	Life Technologies Corp.	6.000%	3/1/2020	214,057
				614,871
	HEALTHCARE/SERVICES - 2.5%
200,000	Anthem, Inc.	2.250%	8/15/2019	199,626
100,000	Humana, Inc.	2.625%	10/1/2019	100,422
				300,048
	HOUSEWARES - 0.9%
100,000	Newell Brands, Inc.	2.600%	3/29/2019	100,342

	INSURANCE - 1.1%
135,000	Aflac, Inc.	2.400%	3/16/2020	135,112

	MEDIA - 3.1%
200,000	Time Warner, Inc.	4.875%	3/15/2020	210,451
100,000	Viacom, Inc.	5.625%	9/15/2019	104,634
50,000	Walt Disney Co.	1.950%	3/4/2020	49,837
				364,922

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal			Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 61.0%
	MISCELLANEOUS MANUFACTURER- 0.8%
$100,000	Crane Co.		2.750%	12/15/2018	$100,448

	PHARMACEUTICALS - 3.4%
200,000	Cardinal Health, Inc.		2.400%	11/15/2019	199,881
100,000	Express Scripts Holding Co.		2.250%	6/15/2019	99,838
99,000	Mylan, Inc.		2.550%	3/28/2019	99,002
					398,721
	RETAIL - 0.8%
100,000	McDonalds Corp.		1.875%	5/29/2019	99,602

	SOFTWARE- 2.1%
238,000	CA, Inc.		5.375%	12/1/2019	249,630

	TELECOMMUNICATIONS - 2.7%
150,000	AT&T, Inc.		5.875%	10/1/2019	158,925
150,000	AT&T, Inc.		5.200%	3/15/2020	158,553
					317,478
	TOYS/GAMES/HOBBIES - 2.1%
250,000	Mattel, Inc.		2.350%	5/6/2019	246,845

	TRUCKING & LEASING - 1.7%
200,000	GATX Corp.		2.500%	7/30/2019	199,619
	TOTAL CORPORATE BONDS (Cost - $7,234,607)				7,189,956

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	CALL OPTIONS PURCHASED - 14.2% *
165	SPDR S&P 500 ETF Trust	Pershing	$3,910,500	3/29/2018 - $237.00	$516,368
3	SPDR S&P 500 ETF Trust	Pershing	71,400	3/29/2018 - $238.00	9,103
57	SPDR S&P 500 ETF Trust	Pershing	1,379,400	6/29/2018 - $242.00	164,131
106	SPDR S&P 500 ETF Trust	Pershing	2,575,800	6/29/2018 - $243.00	295,740
139	SPDR S&P 500 ETF Trust	Pershing	3,461,100	9/21/2018 - $249.00	349,238
30	SPDR S&P 500 ETF Trust	Pershing	750,000	9/21/2018 - $250.00	72,840
103	SPDR S&P 500 ETF Trust	Pershing	2,564,700	1/18/2019 - $249.00	168,405
71	SPDR S&P 500 ETF Trust	Pershing	1,917,000	1/18/2019 - $270.00	92,513
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,117,040)				$1,668,338

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 1.3%
150,000	United States Treasury Note/Bond		1.000%	3/15/2018	149,895
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $149,994)				149,895

Shares
	SHORT-TERM INVESTMENTS - 3.2%
379,205	Federated Government Obligations Fund, 0.89%** +				379,205
	TOTAL SHORT-TERM INVESTMENTS (Cost - $379,205)				379,205

	TOTAL INVESTMENTS - 108.0% (Cost - $12,233,485) (b)				$12,719,717
	LIABILITIES LESS OTHER ASSETS - (8.0)%				(945,106)
	NET ASSETS - 100.0%				$11,774,611

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (7.4)% *
71	SPDR S&P 500 ETF Trust	Pershing	$1,789,200	3/29/2018 - $252.00	$123,540
97	SPDR S&P 500 ETF Trust	Pershing	2,454,100	3/29/2018 - $253.00	160,099
86	SPDR S&P 500 ETF Trust	Pershing	2,218,800	6/29/2018 - $258.00	132,440
77	SPDR S&P 500 ETF Trust	Pershing	1,994,300	6/29/2018 - $259.00	112,612
114	SPDR S&P 500 ETF Trust	Pershing	3,009,600	9/21/2018 - $264.00	157,776
55	SPDR S&P 500 ETF Trust	Pershing	1,457,500	9/21/2018 - $265.00	72,435
58	SPDR S&P 500 ETF Trust	Pershing	1,624,000	1/18/2019 - $280.00	44,660
116	SPDR S&P 500 ETF Trust	Pershing	3,306,000	1/18/2019 - $285.00	64,496
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $475,393)				868,058

	PUT OPTIONS WRITTEN - (1.2)% *
77	SPDR S&P 500 ETF Trust	Pershing	1,640,100	3/29/2018 - $213.00	2,810
36	SPDR S&P 500 ETF Trust	Pershing	770,400	3/29/2018 - $214.00	1,386
68	SPDR S&P 500 ETF Trust	Pershing	1,482,400	6/29/2018 - $218.00	11,186
41	SPDR S&P 500 ETF Trust	Pershing	897,900	6/29/2018 - $219.00	6,991
15	SPDR S&P 500 ETF Trust	Pershing	330,000	9/21/2018 - $220.00	4,350
98	SPDR S&P 500 ETF Trust	Pershing	2,205,000	9/21/2018 - $225.00	31,654
108	SPDR S&P 500 ETF Trust	Pershing	2,592,000	1/18/2019 - $240.00	79,380
8	SPDR S&P 500 ETF Trust	Pershing	196,000	1/18/2019 - $245.00	6,664
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $228,878)				144,421

	TOTAL OPTIONS WRITTEN (Premiums Received - $704,271)				$1,012,479

ETF - Exchange Traded Fund

LLC - Limited Liability Company

*	Non income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $11,529,214 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$641,275
Unrealized depreciation:	(463,251)
Net unrealized appreciation:	$178,024

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 49.3%
	EQUITY FUNDS - 49.3%
247,389	iShares China Large-Cap ETF	$11,421,950
1,405,333	iShares Core S&P Mid-Cap ETF	266,704,097
44,366	iShares MSCI All Peru Capped ETF	1,818,119
500,349	iShares MSCI Australia ETF	11,593,086
56,454	iShares MSCI Austria Capped ETF	1,391,026
71,857	iShares MSCI Belgium Capped ETF	1,510,434
289,298	iShares MSCI Brazil Capped ETF	11,702,104
393,094	iShares MSCI Canada ETF	11,651,306
146,308	iShares MSCI Chile Capped ETF	7,631,423
241,938	iShares MSCI France ETF	7,553,304
261,445	iShares MSCI Germany ETF	8,632,914
462,883	iShares MSCI Hong Kong ETF	11,766,486
30,360	iShares MSCI Israel Capped ETF	1,557,164
271,607	iShares MSCI Italy Capped ETF	8,267,717
199,802	iShares MSCI Japan ETF	11,974,134
188,890	iShares MSCI Malaysia ETF	6,227,703
229,399	iShares MSCI Mexico Capped ETF	11,307,077
128,084	iShares MSCI Netherlands ETF	4,064,105
394,597	iShares MSCI Singapore Capped ETF	10,231,900
116,599	iShares MSCI South Africa ETF	8,160,764
149,578	iShares MSCI South Korea Capped ETF	11,207,879
250,899	iShares MSCI Spain Capped ETF	8,221,960
190,507	iShares MSCI Sweden Capped ETF	6,458,187
238,383	iShares MSCI Switzerland Capped ETF	8,481,667
316,542	iShares MSCI Taiwan Capped ETF	11,461,986
72,530	iShares MSCI Thailand Capped ETF	6,709,025
160,385	iShares MSCI Turkey ETF	6,970,332
243,789	iShares MSCI United Kingdom ETF	8,732,522
1,988,837	iShares Russell 1000 ETF	295,561,067
1,975,008	iShares Russell 2000 ETF	301,109,720
503,481	iShares Russell Mid-Cap ETF	104,789,501
467,577	Schwab U.S. REIT ETF	19,460,555
546,360	VanEck Vectors Russia ETF	11,588,296
1,199,317	Vanguard FTSE Emerging Markets ETF	55,060,644
223,744	Vanguard FTSE Europe ETF	13,234,458
566,102	Vanguard Large-Cap ETF	69,392,784
915,061	Vanguard Mid-Cap ETF	141,633,142
1,398,014	Vanguard REIT ETF	116,007,202
192,423	Vanguard S&P 500 ETF	47,199,438
1,473,210	Vanguard Small-Cap ETF	217,740,438
429,439	WisdomTree India Earnings Fund	11,955,582
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,677,189,665)	1,888,143,198

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Principal		Value
	UNITED STATES GOVERNMENT SECURITIES - 27.6%
$267,005,000	United States Treasury Note, 1.000%, 02/15/2018 + ^	$266,910,998
30,000	United States Treasury Note, 1.000%, 02/15/2018 + ^	29,990
265,255,000	United States Treasury Note, 1.000%, 05/15/2018 + ^	264,892,346
140,000	United States Treasury Note, 1.000%, 05/15/2018 + ^	139,809
260,400,000	United States Treasury Note, 1.000%, 08/15/2017 + ^	259,377,724
2,210,000	United States Treasury Note, 1.000%, 08/15/2018 + ^	2,201,324
265,810,000	United States Treasury Note, 1.250%, 11/15/2018 + ^	264,615,931
410,000	United States Treasury Note, 1.250%, 11/15/2018 + ^	408,158
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,059,795,203)	1,058,576,280

	SHORT-TERM INVESTMENTS - 16.5%
	MONEY MARKET FUND - 16.5%
631,696,814	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.18% ** +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $631,696,814)	631,696,814

	TOTAL INVESTMENTS - 93.4% (Cost - $3,368,681,682) (a)	$3,578,416,292
	OTHER ASSETS LESS LIABILITIES - 6.6%	251,655,076
	NET ASSETS - 100.0%	$3,830,071,368

ETF - Exchange Traded Fund

**	Rate shown represents the rate at December 31, 2017 is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $3,368,681,682 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$211,473,730
Unrealized depreciation:	(1,739,120)
Net unrealized appreciation:	$209,734,610

				Unrealized
Long Contracts		Notional Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 2.2%
1,611	90-Day Euro$ Future	394,533,900	September-18	$75,900
534	Amsterdam Index Future	69,829,696	January-18	(793,974)
2,833	Australian 10 Year Bond Future	286,192,281	March-18	(2,029,107)
1,766	Australian 3 Year Bond Future	153,455,506	March-18	(603,499)
122	Brent Crude Future +	8,025,160	June-18	285,920
222	Brent Crude Future +	14,671,980	May-18	536,630
712	Brent Crude Future +	47,305,280	April-18	1,786,190
39	Brent Crude Future +	2,539,680	August-18	85,730
61	Brent Crude Future +	3,994,280	July-18	138,370
3,094	Brent Crude Future +	206,895,780	March-18	8,069,720
2,390	CAC 40 10 Euro Future	152,406,795	January-18	(2,469,995)
303	Canadian 10 Year Bond Future	32,593,751	March-18	(134,638)
106	Cocoa Future +	2,005,520	March-18	5,550
2,227	Copper Future +	183,755,338	March-18	10,964,662
344	Cotton No. 2 Future +	13,524,360	March-18	437,975
376	DAX Index Future	145,721,996	March-18	(2,307,679)
1,135	Euro BOBL Future	524,842,242	March-18	(2,650,373)
11,821	Euro-Bond Future	849,774,832	March-18	(11,711,049)
3,321	Euro BTP Italian Government Bond Future	599,797,257	March-18	(140,791)
4,377	Euro BUXL Future	223,326,278	March-18	(954,942)
3,669	Euro-Oat Future	772,380,498	March-18	(14,988,598)
4,145	Euro-Schatz Future	284,516,693	March-18	(8,577,902)
2,116	Euro Stoxx 50	495,819,748	March-18	(126,962)
4,321	FTSE 100 Index Future	446,459,114	March-18	10,982,565

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

				Unrealized
Long Contracts		Notional Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - (2.2)% (Continued)
117	FTSE/JSE Top 40 Index Future	5,025,330	March-18	66,900
106	Gasoline RBOB Future +	8,867,939	March-18	456,527
820	Gasoline RBOB Future +	61,847,352	January-18	2,282,721
408	Gasoline RBOB Future +	31,072,709	February-18	1,144,622
54	Gasoline RBOB Future +	4,531,691	April-18	202,579
885	Hang Seng Index Future	169,521,318	January-18	869,793
461	Japan 10 Year Bond Future	617,040,213	March-18	(133,144)
1,358	KOSPI2 INX Future	103,430,877	March-18	1,952,101
253	LME Copper Future +	45,840,438	March-18	2,283,417
25	LME Lead Future +	1,554,688	March-18	(16,588)
57	LME Nickel Future +	4,363,920	March-18	365,001
158	LME PRI Aluminum Future +	8,972,425	March-18	288,987
233	LME Zinc Future +	19,371,038	March-18	769,671
3,859	Long Gilt Future	653,368,370	March-18	1,726,432
171	Low Sulphur Gasoil G Future +	10,157,400	February-18	(125)
1,770	Low Sulphur Gasoil G Future +	106,509,750	January-18	2,784,175
847	Low Sulphur Gasoil G Future +	50,756,475	March-18	629,250
662	MSCI Taiwan Index	26,016,600	January-18	417,450
820	Nasdaq 100 E-Mini Future	105,103,500	March-18	(321,875)
679	Nikkei 225 (OSE) Future	137,126,054	March-18	1,363,099
1,100	Nikkei 225 (SGX) Future	111,098,535	March-18	1,148,368
46	NY Harbor ULSD Future +	3,850,669	May-18	214,897
85	NY Harbor ULSD Future +	7,188,552	April-18	405,296
1,615	NY Harbor ULSD Future +	140,279,223	February-18	10,125,746
404	NY Harbor ULSD Future +	34,679,198	March-18	1,644,396
29	Platinum Future +	1,360,535	April-18	16,535
379	S&P / TSX 60 Index Future	57,920,045	March-18	325,927
168	Soybean Meal Future +	5,322,240	March-18	(55,300)
325	SPI 200 Future	38,256,931	March-18	(40,691)
1,917	TOPIX Index Future	309,204,527	March-18	4,273,507
7,311	US 2 Year Note (CBT)	1,565,353,648	March-18	26,441
1,190	US Long Bond (CBT)	182,070,000	March-18	1,707,563
334	US Ultra Bond (CBT)	55,997,188	March-18	774,250
129	WTI Crude Future +	7,774,830	May-18	447,780
203	WTI Crude Future +	12,261,200	April-18	659,890
995	WTI Crude Future +	60,117,900	February-18	2,559,600
41	WTI Crude Future +	2,450,160	July-18	121,060
67	WTI Crude Future +	4,024,020	June-18	234,200
199	WTI Crude Future +	12,027,560	March-18	477,990
	Net Unrealized Loss From Open Long Futures Contracts			$28,078,150

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - (1.4)%
(1,711)	90-Day Euro$ Future	(418,574,763)	December-18	$422,212
(3,832)	90-Day Euro$ Future	(935,678,600)	December-19	1,075,863
(2,890)	90-Day Euro$ Future	(706,171,500)	June-19	753,487
(713)	90-Day Euro$ Future	(174,319,588)	March-19	137,513
(3,867)	90-Day Euro$ Future	(944,128,050)	March-20	863,138
(2,087)	90-Day Euro$ Future	(509,775,838)	September-19	437,500
(702)	CBOE VIX Future	(8,757,450)	February-18	(147,020)
(3,034)	CBOE VIX Future	(34,815,150)	January-18	1,110,490
(138)	CBOE VIX Future	(1,825,050)	March-18	(1,450)
(180)	Coffee ‘C’ Future +	(8,518,500)	March-18	(101,888)
(2,725)	Corn Future +	(47,789,688)	March-18	411,763
(776)	Djia Mini E-CBOT Future	(95,971,800)	March-18	(1,898,785)
(333)	Emini Russell 2000 Future	(25,582,725)	March-18	162,745
(1,344)	Gold 100 oz. Future +	(175,969,920)	February-18	(6,087,150)
(218)	HSCEI Futures	(16,355,647)	January-18	(85,909)
(126)	IBEX-35 Index Future	(15,161,562)	January-18	156,355
(670)	KC HRW Wheat Future +	(14,312,875)	March-18	138,550
(83)	Lean Hogs Future +	(2,382,930)	February-18	(118,810)
(270)	Live Cattle Future +	(13,127,400)	February-18	11,550

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

				Unrealized
(Short) Contracts		Notional Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - (1.4)% (Continued)
(1,337)	Natural Gas Future +	(36,754,130)	April-18	401,720
(547)	Natural Gas Future +	(15,895,820)	March-18	(1,174,310)
(1,260)	Natural Gas Future +	(34,536,600)	May-18	(1,606,530)
(618)	Natural Gas Future +	(18,249,540)	February-18	(1,735,800)
(687)	S&P 500 E-Mini Future +	(91,920,600)	March-18	553,863
(164)	SGX Nifty 50	(3,463,188)	January-18	(9,237)
(1,503)	Silver Future +	(128,844,675)	March-18	(6,425,525)
(2,809)	Soybean Future +	(135,077,788)	March-18	(162,025)
(371)	Soybean Oil Future +	(7,403,676)	March-18	(102,312)
(204)	World Sugar #11 Future +	(3,463,757)	February-18	(147,448)
(378)	US 10 Year Note (CBT)	(46,889,719)	March-18	(218,000)
(2,438)	US 5 Year Note (CBT)	(283,207,986)	March-18	(322,485)
(388)	Wheat Future (CBT) +	(8,283,800)	March-18	10,850
	Net Unrealized Loss From Open Short Futures Contracts			$(13,697,086)

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty *	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
Australian Dollar	1/2/2018	MSSB	38,140,000	29,717,163	29,831,216	$114,053
Canadian Dollar	1/2/2018	MSSB	27,200,000	21,726,975	21,708,767	(18,208)
Euro	1/2/2018	MSSB	47,640,000	56,943,616	57,206,157	262,541
British Pound	1/2/2018	MSSB	27,230,000	36,619,721	36,835,402	215,681
Israeli Shekel	1/2/2018	MSSB	3,760,000	1,082,028	1,083,059	1,031
Mexican Peso	1/2/2018	MSSB	339,950,000	17,204,382	17,374,971	170,589
Polish Zloty	1/2/2018	MSSB	9,470,000	2,704,837	2,725,335	20,498
Swedish Krona	1/2/2018	MSSB	62,480,000	7,575,159	7,631,143	55,984
Singapore Dollar	1/2/2018	MSSB	3,160,000	2,360,357	2,364,561	4,024
Turkish Lira New	1/2/2018	MSSB	34,610,000	9,143,453	9,128,071	(15,382)
South African Rand	1/2/2018	MSSB	4,250,000	343,546	343,296	(250)
Australian Dollar	1/3/2018	MSSB	2,910,000	2,274,790	2,276,063	1,273
Euro	1/3/2018	MSSB	41,670,000	49,996,719	50,046,929	50,210
British Pound	1/3/2018	MSSB	7,960,000	10,760,132	10,769,047	8,915
Mexican Peso	1/3/2018	MSSB	67,890,000	3,459,914	3,467,733	7,819
Norwegian Krone	1/3/2018	MSSB	8,740,000	1,068,852	1,068,645	(207)
Polish Zloty	1/3/2018	MSSB	32,700,000	9,385,572	9,410,646	25,074
Swedish Krona	1/3/2018	MSSB	59,360,000	7,234,292	7,251,498	17,206
Singapore Dollar	1/3/2018	MSSB	1,230,000	920,307	920,427	120
South African Rand	1/3/2018	MSSB	9,580,000	777,437	773,439	(3,998)
Swiss Franc	1/4/2018	MSSB	34,910,000	35,791,001	35,834,381	43,380
Japanese Yen	1/4/2018	MSSB	1,031,000	9,126,402	9,154,083	27,681
New Zealand Dollar	1/4/2018	MSSB	33,820,000	24,015,582	24,051,494	35,912
Japanese Yen	1/5/2018	MSSB	7,895,000	70,097,377	70,101,985	4,608
Australian Dollar	1/17/2018	MSSB	21,436,000	163,648,792	167,664,098	4,015,306
Brazilian Real	1/17/2018	MSSB	752,770,000	228,441,530	22,646,301	(1,978,516)
Canadian Dollar	1/17/2018	MSSB	143,430,000	111,723,252	114,504,402	2,781,150
Swiss Franc	1/17/2018	MSSB	127,370,000	129,522,250	130,871,653	1,349,403
Chilean Peso	1/17/2018	MSSB	13,457,000	21,538,880	21,881,201	342,321
Colombian Peso	1/17/2018	MSSB	19,811,000	6,615,996	6,626,483	10,487
Euro	1/17/2018	MSSB	103,680,000	123,443,504	124,633,784	1,190,280
British Pound	1/17/2018	MSSB	74,800,000	100,030,533	101,247,057	1,216,524
Israeli Shekel	1/17/2018	MSSB	75,800,000	21,732,586	21,849,073	116,487
Indian Rupee	1/17/2018	MSSB	3,321,520,000	51,490,644	51,933,132	442,488
Japanese Yen	1/17/2018	MSSB	13,259,000,000	117,840,219	117,801,640	(38,579)
Mexican Peso	1/17/2018	MSSB	4,055,000,000	211,015,813	206,524,788	(4,491,025)
Norwegian Krone	1/17/2018	MSSB	486,380,000	58,625,531	59,496,052	870,521
New Zealand Dollar	1/17/2018	MSSB	258,550,000	179,530,848	183,838,522	4,307,674

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Buy (Continued):
Polish Zloty	1/17/2018	MSSB	66,690,000	19,044,948	19,192,894	$147,946
Russian Ruble	1/17/2018	MSSB	1,044,750,000	17,596,367	18,104,388	508,021
Swedish Krona	1/17/2018	MSSB	611,650,000	73,213,524	74,788,286	1,574,762
Singapore Dollar	1/17/2018	MSSB	8,610,000	6,409,381	6,444,417	35,036
Turkish Lira New	1/17/2018	MSSB	72,590,000	18,761,132	19,042,244	285,112
South African Rand	1/17/2018	MSSB	422,050,000	32,599,633	33,994,162	1,394,529
Brazilian Real	2/21/2018	MSSB	102,800,000	30,950,683	30,812,472	(138,211)
Mexican Peso	2/21/2018	MSSB	67,890,000	3,423,825	3,436,072	12,247
Russian Ruble	2/21/2018	MSSB	5,233,470,000	90,248,074	90,250,108	2,034
Singapore Dollar	2/21/2018	MSSB	4,390,000	3,285,925	3,287,526	1,601
Turkish Lira New	2/21/2018	MSSB	100,620,000	26,119,019	26,133,126	14,107
South African Rand	2/21/2018	MSSB	21,040,000	1,695,412	1,685,675	(9,537)
				$2,258,878,095	$2,273,868,817	$14,990,722
To Sell:
Australian Dollar	1/2/2018	MSSB	(38,140,000)	(38,001,291)	(38,140,000)	(138,709)
British Pound	1/2/2018	MSSB	(27,230,000)	(27,012,974)	(27,230,000)	(217,026)
Canadian Dollar	1/2/2018	MSSB	(27,200,000)	(27,163,574)	(27,200,000)	(36,426)
Euro	1/2/2018	MSSB	(47,640,000)	(47,300,595)	(47,640,000)	(339,405)
Israeli Shekel	1/2/2018	MSSB	(3,760,000)	(3,759,454)	(3,760,000)	(546)
Mexican Peso	1/2/2018	MSSB	(339,950,000)	(339,839,977)	(339,950,000)	(110,023)
Polish Zloty	1/2/2018	MSSB	(9,470,000)	(9,453,551)	(9,470,000)	(16,449)
Singapore Dollar	1/2/2018	MSSB	(3,160,000)	(3,158,338)	(3,160,000)	(1,662)
South African Rand	1/2/2018	MSSB	(4,250,000)	(4,251,227)	(4,250,000)	1,227
Swedish Krona	1/2/2018	MSSB	(62,480,000)	(62,422,647)	(62,480,000)	(57,353)
Turkish Lira New	1/2/2018	MSSB	(34,610,000)	(34,629,059)	(34,610,000)	19,059
Australian Dollar	1/3/2018	MSSB	(2,910,000)	(2,908,669)	(2,910,000)	(1,331)
British Pound	1/3/2018	MSSB	(7,960,000)	(7,929,372)	(7,960,000)	(30,628)
Euro	1/3/2018	MSSB	(41,670,000)	(41,641,174)	(41,670,000)	(28,826)
Mexican Peso	1/3/2018	MSSB	(67,890,000)	(67,876,192)	(67,890,000)	(13,808)
Norwegian Krone	1/3/2018	MSSB	(8,740,000)	(8,737,651)	(8,740,000)	(2,349)
Polish Zloty	1/3/2018	MSSB	(32,700,000)	(32,686,982)	(32,700,000)	(13,018)
Singapore Dollar	1/3/2018	MSSB	(1,230,000)	(1,229,860)	(1,230,000)	(140)
South African Rand	1/3/2018	MSSB	(9,580,000)	(9,581,271)	(9,580,000)	1,271
Swedish Krona	1/3/2018	MSSB	(59,360,000)	(59,369,044)	(59,360,000)	9,044
Japanese Yen	1/4/2018	MSSB	(1,031,000,000)	(1,030,979,345)	(1,031,000,000)	(20,655)
New Zealand Dollar	1/4/2018	MSSB	(33,820,000)	(33,805,263)	(33,820,000)	(14,737)
Swiss Franc	1/4/2018	MSSB	(34,910,000)	(34,902,795)	(34,910,000)	(7,205)
Japanese Yen	1/5/2018	MSSB	(7,895,000,000)	(7,894,994,790)	(7,895,000,000)	(5,210)
Australian Dollar	1/17/2018	MSSB	(770,420,000)	(754,962,780)	(770,420,000)	(15,457,220)
Brazilian Real	1/17/2018	MSSB	(752,770,000)	(753,721,752)	(752,770,000)	951,752
British Pound	1/17/2018	MSSB	(357,650,000)	(354,499,456)	(357,650,000)	(3,150,544)
Canadian Dollar	1/17/2018	MSSB	(575,200,000)	(567,614,143)	(575,200,000)	(7,585,857)
Chilean Peso	1/17/2018	MSSB	(12,308,000,000)	(12,306,864,364)	(12,308,000,000)	(1,135,636)
Colombian Peso	1/17/2018	MSSB	(5,709,000,000)	(5,708,992,578)	(5,709,000,000)	(7,422)
Euro	1/17/2018	MSSB	(350,970,000)	(345,141,006)	(350,970,000)	(5,828,994)
Indian Rupee	1/17/2018	MSSB	(1,229,890,000)	(1,229,763,465)	(1,229,890,000)	(126,535)
Israeli Shekel	1/17/2018	MSSB	(86,590,000)	(86,198,163)	(86,590,000)	(391,837)
Japanese Yen	1/17/2018	MSSB	(63,024,000,000)	(63,024,038,579)	(63,024,000,000)	38,579
Mexican Peso	1/17/2018	MSSB	(4,055,000,000)	(4,056,948,515)	(4,055,000,000)	1,948,515
New Zealand Dollar	1/17/2018	MSSB	(480,620,000)	(469,154,021)	(480,620,000)	(11,465,979)
Norwegian Krone	1/17/2018	MSSB	(1,224,530,000)	(1,222,398,454)	(1,224,530,000)	(2,131,546)
Polish Zloty	1/17/2018	MSSB	(210,820,000)	(209,220,509)	(210,820,000)	(1,599,491)
Russian Ruble	1/17/2018	MSSB	(1,056,670,000)	(1,056,190,421)	(1,056,670,000)	(479,579)
Singapore Dollar	1/17/2018	MSSB	(8,610,000)	(8,559,493)	(8,610,000)	(50,507)
South African Rand	1/17/2018	MSSB	(422,050,000)	(418,977,036)	(422,050,000)	(3,072,964)
South Korean Won	1/17/2018	MSSB	(19,121,000,000)	(19,120,728,531)	(19,121,000,000)	(271,469)
Swedish Krona	1/17/2018	MSSB	(1,040,230,000)	(1,037,062,252)	(1,040,230,000)	(3,167,748)
Swiss Franc	1/17/2018	MSSB	(696,840,000)	(689,235,759)	(696,840,000)	(7,604,241)
Turkish Lira New	1/17/2018	MSSB	(72,590,000)	(72,237,236)	(72,590,000)	(352,764)
Mexican Peso	2/21/2018	MSSB	(2,958,700,000)	(2,957,343,083)	(2,958,700,000)	(1,356,917)
Singapore Dollar	2/21/2018	MSSB	(1,660,000)	(1,657,084)	(1,660,000)	(2,916)
South African Rand	2/21/2018	MSSB	(4,250,000)	(4,250,401)	(4,250,000)	401
				(126,279,394,176)	(126,342,720,000)	$(63,325,824)

Total Unrealized Depreciation:						$(48,335,102)

*	MSSB = Morgan Stanley Smith Barney

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

FORWARD FOREIGN CURRENCY CONTRACTS
						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	1/17/2018	MSSB	194,740,000	(1,930,731,111)	234,097,056	(236,175,173)	$(2,078,110)
Euro	Polish Zloty	1/17/2018	MSSB	47,010,000	(198,290,535)	56,510,723	(57,066,568)	(555,822)
Euro	Swedish Krona	1/17/2018	MSSB	202,620,000	(2,027,636,306)	243,569,609	(247,925,188)	(4,355,576)
Euro	Turkish Lira New	1/17/2018	MSSB	85,600,000	(404,241,729)	102,899,798	(106,065,384)	(3,165,577)
Norwegian Krone	Euro	1/17/2018	MSSB	2,270,332,741	(231,410,000)	277,716,675	(278,178,076)	(461,415)
Polish Zloty	Euro	1/17/2018	MSSB	528,233,538	(125,580,000)	152,021,750	(150,959,757)	1,061,961
Swedish Krona	Euro	1/17/2018	MSSB	1,332,143,863	(133,870,000)	162,885,239	(160,925,182)	1,960,041
Turkish Lira New	Euro	1/17/2018	MSSB	580,655,806	(126,240,000)	152,353,110	(151,753,114)	599,927
						1,382,053,960	(1,389,048,442)	(6,994,571)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 3.8% *
15	S&P 500 Index Future	RJ O’Brien	$8,812,500	3/29/2018-$2,350	$35,625
15	S&P 500 Index Future	RJ O’Brien	9,562,500	3/29/2018-$2,550	92,625
	TOTAL CALL OPTIONS PURCHASED (Cost - $176,250)		18,375,000		128,250

Shares
	SHORT-TERM INVESTMENTS - 45.3%
1,527,868	Fidelity Institutional Government Portfolio, Class I, 0.31% ** +				1,527,868
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,527,868)				1,527,868

	TOTAL INVESTMENTS - 49.1% (Cost - $1,704,118) (b)				$1,656,118
	OTHER ASSETS LESS LIABILITIES - 50.9%				1,720,195
	NET ASSETS - 100.0%				$3,376,313

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	PUT OPTIONS WRITTEN - (3.6)% *
5	S&P 500 Index Future	RJ O’Brien	2,593,750	3/29/2018-$2,075	3,500
5	S&P 500 Index Future	RJ O’Brien	2,662,500	3/29/2018-$2,130	4,500
30	S&P 500 Index Future	RJ O’Brien	18,375,000	3/29/2018-$2,450	112,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $165,938)		23,631,250		120,500

	TOTAL OPTIONS WRITTEN (Premiums Received - $165,938)		$23,631,250		$120,500

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

+	All of a portion of this security is segregated as collateral for any derivatives the fund may hold.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options purchased and written, is $1,538,270 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$45,563
Unrealized depreciation:	(48,215)
Net unrealized depreciation:	$(2,652)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 10.6%
14,169	iShares 1-3 Year Credit Bond ETF			$1,481,227
100	SPDR S&P 500 ETF Trust			26,686
20,500	Vanguard Short-Term Corporate Bond ETF			1,625,650
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,157,754)			3,133,563

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 79.4%
	AEROSPACE/DEFENSE - 5.3%
$700,000	Lockheed Martin Corp.	1.850%	11/23/2018	$699,146
352,000	Rockwell Collins, Inc.	1.950%	7/15/2019	350,196
512,000	United Technologies Corp.	1.778%	5/4/2018	511,217
				1,560,559
	AGRICULTURE - 2.8%
200,000	Bunge LTD Finance Corp.	8.500%	6/15/2019	216,655
600,000	Philip Morris International, Inc	5.650%	5/16/2018	608,552
				825,207
	AUTO MANUFACTURERS - 6.7%
75,000	Ford Motor Credit Co. LLC	1.897%	8/12/2019	74,435
200,000	Ford Motor Credit Co. LLC	2.943%	1/8/2019	201,249
300,000	Ford Motor Credit Co. LLC	2.681%	1/9/2020	300,724
290,000	General Motors Financial Co., Inc.	2.400%	4/10/2018	290,361
375,000	Hyundai Captial America	2.400%	10/30/2018	374,638
550,000	PACCAR Financial Corp.	1.400%	5/18/2018	548,860
200,000	Toyota Motor Credit Corp.	1.550%	7/13/2018	199,663
				1,989,930
	BANKS - 8.3%
200,000	Bank of America Corp.	2.000%	1/11/2018	200,004
300,000	Bank of America Corp.	2.600%	1/15/2019	301,027
87,000	Bank of America Corp.	5.490%	3/15/2019	90,072
222,000	Citigroup, Inc.	2.050%	12/7/2018	221,768
153,000	Citigroup, Inc.	2.500%	7/29/2019	153,469
445,000	Goldman Sachs Group, Inc.	2.900%	7/19/2018	447,023
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	200,376
200,000	HSBC USA, Inc.	2.000%	8/7/2018	200,028
200,000	KeyBank NA	1.700%	6/1/2018	199,849
400,000	Morgan Stanley	7.300%	5/13/2019	426,444
				2,440,060
	BEVERAGES - 2.9%
500,000	Anheuser-Busch InBev Finance, Inc.	1.900%	2/1/2019	498,963
100,000	Coca-Cola Co.	1.650%	3/14/2018	99,979
260,000	Molson Coors Brewing Co.	1.450%	7/15/2019	256,752
				855,694
	BIOTECHNOLOGY - 1.2%
350,000	Gilead Sciences, Inc.	1.850%	9/4/2018	350,014

	CHEMICALS - 1.8%
150,000	Dow Chemical Co.	8.550%	5/15/2019	162,477
375,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	374,669
				537,146
	COMMERCIAL SERVICES - 1.0%
300,000	The Western Union Co.	3.350%	5/22/2019	303,247

	COMPUTERS - 4.2%
200,000	Apple, Inc.	1.000%	5/3/2018	199,506
400,000	Dell International LLC	3.480%	6/1/2019	405,011
600,000	International Business Machines Corp.	7.650%	10/15/2018	626,597
				1,231,114
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
200,000	American Express Co.	7.000%	3/19/2018	202,142
500,000	Bear Stearns Cos. LLC	7.250%	2/1/2018	501,999
450,000	Intercontinental Exchange, Inc.	2.500%	10/15/2018	451,876
500,000	International Lease Finance Corp.	5.875%	4/1/2019	520,399
				1,676,416

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued)- 79.4%
	ELECTRIC - 7.6%
$200,000	Berkshire Hathaway Energy Co.	5.750%	4/1/2018	$201,885
600,000	Consolidated Edison, Inc.	2.000%	3/15/2020	596,729
182,000	Dominion Energy, Inc.	1.600%	8/15/2019	179,997
150,000	NextEra Energy Capital	2.300%	4/1/2019	149,919
250,000	Ohio Power Co.	6.050%	5/1/2018	253,167
450,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	442,587
400,000	Southern Co.	2.450%	9/1/2018	401,163
				2,225,447
	ELECTRONICS - 1.5%
450,000	Amphenol Corp.	2.200%	4/1/2020	447,776

	FOOD - 1.4%
150,000	Kraft Heinz Foods Co.	6.125%	8/23/2018	153,880
100,000	Kroger Co.	1.500%	9/30/2019	98,584
160,000	Sysco Corp.	1.900%	4/1/2019	159,558
				412,022
	HEALTHCARE/PRODUCTS - 4.7%
400,000	Abbot Labratories	2.000%	3/15/2020	396,693
425,000	Brecton Dickinson and Co.	2.675%	12/15/2019	426,536
200,000	Life Technologies Corp.	6.000%	3/1/2020	214,057
350,000	Zimmer Biomet Holdings, Inc.	2.000%	4/1/2018	350,127
				1,387,413
	HEALTHCARE/SERVICES - 2.5%
749,000	Anthem, Inc.	2.250%	8/15/2019	747,600

	HOUSEWARES - 0.4%
115,000	Newell Brands, Inc.	2.600%	3/29/2019	115,393

	INSURANCE - 0.7%
200,000	MetLife Global Funding I	1.950%	12/3/2018	199,979

	MACHINERY-CONSTRUCTION & MINING - 1.7%
250,000	Caterpillar Financial Services Corp.	5.450%	4/15/2018	252,397
250,000	Caterpillar Financial Services Corp.	2.100%	6/9/2019	250,121
				502,518
	MEDIA - 1.7%
300,000	Comcast Corp.	5.700%	7/1/2019	315,789
4,000	Viacom, Inc.	5.625%	9/15/2019	4,185
175,000	Walt Disney Co.	5.625%	9/15/2019	174,431
				494,405
	MINING - 0.8%
220,000	Newmont Mining Corp.	5.125%	10/1/2019	229,251

	MISCELLANEOUS MANUFACTURER- 1.4%
100,000	3M Co.	1.375%	8/7/2018	99,777
300,000	Ingersoll-Rand Global Holding Co. LTD	6.875%	8/15/2018	308,689
				408,466
	PHARMACEUTICALS - 5.5%
200,000	AbbVie, Inc.	1.800%	5/14/2018	199,902
260,000	Cardinal Health, Inc.	1.948%	6/14/2019	258,401
460,000	Eli Lilly & Co.	1.250%	3/1/2018	459,651
150,000	Express Scripts Holding Co.	2.250%	6/15/2019	149,758
305,000	GlaxoSmithKline Capital, Inc.	5.650%	5/15/2018	309,195
100,000	Merck & Co., Inc.	1.100%	1/31/2018	99,950
134,000	Mylan, Inc.	2.600%	6/24/2018	134,223
				1,611,080
	RETAIL - 4.0%
500,000	CVS Health Corp.	1.900%	7/20/2018	499,849
100,000	McDonald’s Corp.	5.350%	3/1/2018	100,596
378,000	McDonald’s Corp.	2.100%	12/7/2018	378,386
200,000	McDonald’s Corp.	1.875%	5/29/2019	199,203
				1,178,034
	SOFTWARE- 1.5%
441,000	Oracle Corp.	5.750%	4/15/2018	446,055

	TELECOMMUNICATIONS - 3.8%
500,000	AT&T, Inc.	5.800%	2/15/2019	518,866
600,000	Cisco Systems, Inc.	1.650%	6/15/2018	599,487
				1,118,353

	TOTAL CORPORATE BONDS (Cost - $23,356,400)			23,293,179

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS PURCHASED - 9.3% *
254	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$237.00	$6,019,800	$794,893
8	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$238.00	190,400	24,276
131	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$242.00	3,170,200	377,215
147	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$243.00	3,572,100	410,130
234	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$249.00	5,826,600	587,925
50	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$250.00	1,250,000	121,400
165	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$265.00	4,372,500	269,775
115	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$270.00	3,105,000	149,845
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,659,038)				$2,735,459

	PUT OPTIONS PURCHASED - 1.0% *
241	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$208.00	$5,012,800	$7,109
21	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$209.00	438,900	640
89	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$213.00	1,895,700	12,371
189	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$214.00	4,044,600	27,216
273	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$218.00	5,951,400	76,850
12	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$219.00	262,800	3,468
75	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$230.00	1,725,000	42,375
205	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$235.00	4,817,500	132,840
	TOTAL PUT OPTIONS PURCHASED (Cost - $543,356)				$302,869

	TOTAL OPTIONS PURCHASED (Cost - $2,202,394)				$3,038,328

Shares
	SHORT-TERM INVESTMENTS - 1.4%
421,767	Fidelity Institutional Government Portfolio, Class I, 1.01% ** + ^				421,767
	TOTAL SHORT-TERM INVESTMENTS (Cost - $421,767)				421,767

	TOTAL INVESTMENTS - 101.5% (Cost - $29,138,315) (b)				$29,886,837
	LIABILITIES LESS OTHER ASSETS - (1.5)%				(434,673)
	NET ASSETS - 100.0%				$29,452,164

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (0.9)% *
127	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$270.00	$2,371,500	$42,291
135	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$275.00	5,200,000	19,710
53	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$275.00	3,429,000	23,691
225	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$280.00	3,712,500	58,275
220	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$285.00	1,457,500	69,740
64	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$290.00	6,300,000	12,032
45	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$300.00	6,270,000	9,720
235	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$305.00	1,856,000	26,555
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $107,703)				262,014

Contracts (a)			Expiration Date - Exercise Price		Value
	PUT OPTIONS WRITTEN - (2.5)% *
254	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$237.00	$6,300,000	$27,940
8	SPDR S&P 500 ETF Trust	Silver Leaf Partners	3/29/2018-$238.00	293,800	924
100	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$242.00	6,019,800	34,200
178	SPDR S&P 500 ETF Trust	Silver Leaf Partners	6/29/2018-$243.00	190,400	67,195
235	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$249.00	2,420,000	159,095
50	SPDR S&P 500 ETF Trust	Silver Leaf Partners	9/21/2018-$250.00	4,325,400	35,050
165	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$265.00	5,851,500	226,050
115	SPDR S&P 500 ETF Trust	Silver Leaf Partners	1/18/2019-$270.00	1,250,000	178,020
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,315,783)				728,474

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,423,486)				990,488

ETF - Exchange Traded Fund

*	Non income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $27,714,829 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,677,611
Unrealized depreciation:	(496,091)
Net unrealized appreciation:	$1,181,520

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2017

		Catalyst Hedged	Catalyst Hedged	Catalyst
	Catalyst Insider	Commodity	Futures	Systematic Alpha	Catalyst Macro
	Long/Short Fund	Strategy Fund	Strategy Fund	Fund	Strategy Fund
		(Consolidated)
ASSETS:
Investments in Unaffiliated securities, at cost	$2,305,657	$120,474,420	$1,197,514,556	$1,830,954	$17,749,257
Investments in Affiliated securities, at cost	—	—	—	375,000	—
Total Securities at Cost	$2,305,657	$120,474,420	$1,197,514,556	$2,205,954	$17,749,257

Investments in Unaffiliated securities, at value	$2,672,788	$122,331,543	$1,215,750,668	$1,834,103	$22,267,608
Investments in Affiliated securities, at value	—	—	—	373,476	—
Total Securities at Value	$2,672,788	$122,331,543	$1,215,750,668	$2,207,579	$22,267,608
Cash	—	—	8,405,635	190,000	5,798,766
Dividends and interest receivable	6,776	198,828	3,474,341	2,429	4,065
Receivable for Fund shares sold	28	118,935	1,391,589	—	—
Receivable for securities sold	—	3,030,770	—	—	—
Due from Manager	5,664	—	—	2,605	—
Cash Deposits with Broker	380,775	125,014	33,274,639	—	—
Unrealized appreciation - Swaps	—	—	—	18,184
Prepaid expenses and other assets	27,369	29,735	59,610	27,522	28,568
Total Assets	3,093,400	125,834,825	1,262,356,482	2,448,319	28,099,007

LIABILITIES:
Options written, at value (premiums received $0, $14,196,157, $3,625,000, $0, $2,203,792)	—	14,298,058	23,743,750	—	2,896,895
Securities sold short (proceeds $594,872, $0, $0, $0, $0)	615,006	—	—	—	—
Management fees payable	—	145,567	2,070,130	—	21,314
Payable for securities purchased	—	7,931,468	—	—	—
Payable for Fund shares redeemed	9,104	390,912	11,190,136	12	99,784
Administration fees payable	870	7,529	95,723	906	7,238
Trustee fee payable	2,422	2,525	2,595	2,658	2,652
Compliance Officer fees payable	—	86	7,251	—	1
Accrued 12b-1 fees	1,780	33,527	589,570	121	—
Accrued expenses and other liabilities	14,159	141	629,657	10,224	8,856
Total Liabilities	643,341	22,809,813	38,328,812	13,921	3,036,740

Net Assets	$2,450,059	$103,025,012	$1,224,027,670	$2,434,398	$25,062,267

NET ASSETS CONSIST OF:
Paid in capital	$11,882,544	$100,475,923	$2,244,134,593	$2,550,149	$55,348,780
Accumulated net investment income (loss)	(16,874)	(1,444,029)	(1,970,455)	(2,565)	(469,097)
Accumulated net realized gain (loss) on investments, securities sold short, options purchased, options written and futures	(9,762,608)	2,237,896	(1,016,253,830)	(132,995)	(33,642,664)
Net unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and futures	346,997	1,755,222	(1,882,638)	19,809	3,825,248
Net Assets	$2,450,059	$103,025,012	$1,224,027,670	$2,434,398	$25,062,267

Class A
Net Assets	$1,456,524	$33,139,553	$285,719,095	$323,082	$9,251,596
Shares of beneficial interest outstanding (a)	151,392	2,988,286	35,642,394	33,205	916,866
Net asset value per share	$9.62	$11.09	$8.02	$9.73	$10.09
Maximum offering price per share (b)	$10.21	$11.77	$8.51	$10.32	$10.71
Minimum redemption price per share (c)	$9.52	$10.98	$7.94	$9.63	$9.99

Class C
Net Assets	$787,181	$11,396,401	$165,929,207	$112,883	$2,834,519
Shares of beneficial interest outstanding (a)	85,233	1,037,366	21,437,707	11,841	285,230
Net asset value, offering price and redemption price per share	$9.24	$10.99	$7.74	$9.53	$9.94

Class I
Net Assets	$206,354	$58,489,058	$772,379,368	$1,998,433	$12,976,152
Shares of beneficial interest outstanding (a)	21,228	5,261,548	95,298,085	206,238	1,277,210
Net asset value, offering price and redemption price per share	$9.72	$11.12	$8.10	$9.69	$10.16

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2017

	Catalyst	Catalyst	Catalyst/Millburn		Catalyst
	Multi Strategy	Exceed Defined	Hedge Strategy	Catalyst Time Value	Exceed Defined
	Fund	Risk Fund	Fund	Trading Fund	Shield Fund
	(Consolidated)		(Consolidated)
ASSETS:
Total Securities at Cost	$5,945,890	$12,233,485	$3,368,681,682	$1,704,118	$29,138,315
Total Securities at Value	5,945,890	12,719,717	3,578,416,292	1,656,118	29,886,837
Receivable for Fund shares sold	171,930	12,997	20,315,073	—	160,000
Dividends and interest receivable	5,344	57,081	3,178,398	2,108	194,610
Futures unrealized appreciation	692,677	—	82,782,980	—	—
Cash	3,162	—	—	—	—
Due from Manager	—	—	—	1,661	143,779
Deposits with Broker for Futures	1,696,206	46,593	295,349,785	1,846,287	196,674
Unrealized appreciation on forward currency exchange contracts	—	—	28,276,413	—	—
Prepaid expenses and other assets	18,344	28,273	420,583	13,605	52,096
Total Assets	8,533,553	12,864,661	4,008,739,524	3,519,779	30,633,996

LIABILITIES:
Options written, at value (premiums received $0, $704,271, $0,
$165,938, $1,423,486)	—	1,012,479	—	120,500	990,488
Management fees payable	3,817	3,604	5,329,577	—	—
Futures unrealized depreciation	529,971	—	68,401,916	—	—
Payable for securities purchased	—	64,719	15,443,085	—	165,470
Payable for Fund shares redeemed	16,573	204	5,378,408	8,467	276
Unrealized depreciation on forward currency exchange contracts	—	—	83,606,086	—	—
Administration fees payable	1,178	231	148,826	1,117	2,040
Trustee fee payable	1,319	2,668	2,647	2,644	1,441
Compliance officer fees payable	35	—	—	—	—
Accrued 12b-1 fees	—	5,111	349,827	1,512	4,333
Accrued expenses and other liabilities	10,662	1,034	7,784	9,226	17,784
Total Liabilities	563,555	1,090,050	178,668,156	143,466	1,181,832

Net Assets	$7,969,998	$11,774,611	$3,830,071,368	$3,376,313	$29,452,164

NET ASSETS CONSIST OF:
Paid in capital	$8,618,174	$12,381,887	$3,649,214,080	$15,373,475	$27,986,073
Accumulated net investment income (loss)	(464,300)	22,370	8,516,999	(75,437)	(3,059)
Accumulated net realized gain (loss) on investments, options purchased, options written, forward exchange contracts and futures	(349,213)	(807,670)	4,764,867	(11,919,163)	287,630
Net unrealized appreciation (depreciation) on investments, options purchased, options written, forward exchange contracts and futures	165,337	178,024	167,575,422	(2,562)	1,181,520
Net Assets	$7,969,998	$11,774,611	$3,830,071,368	$3,376,313	$29,452,164

Class A
Net Assets	$415,010	$2,118,105	$425,591,991	$1,628,678	$14,468,169
Shares of beneficial interest outstanding (a)	28,021	213,317	13,471,175	190,875	1,424,922
Net asset value per share	$14.81	$9.93	$31.59	$8.53	$10.15
Maximum offering price per share (b)	$15.71	$10.54	$33.52	$9.05	$10.77
Minimum redemption price per share (c)	$14.66	$9.83	$31.27	$8.44	$10.05

Class C
Net Assets	$446,613	$601,540	$334,494,212	$628,799	$356,767
Shares of beneficial interest outstanding (a)	30,656	62,895	10,728,623	75,678	35,333
Net asset value, offering price and redemption price per share	$14.57	$9.56	$31.18	$8.31	$10.10

Class I
Net Assets	$7,108,375	$9,054,966	$3,069,985,165	$1,118,836	$14,627,228
Shares of beneficial interest outstanding (a)	479,646	906,759	96,798,262	130,185	1,434,656
Net asset value, offering price and redemption price per share	$14.82	$9.99	$31.72	$8.59	$10.20

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2017

	Catalyst	Catalyst Hedged	Catalyst Hedged	Catalyst	Catalyst Macro
	Insider Long/	Commodity	Futures Strategy	Systematic Alpha	Strategy
	Short Fund	Strategy Fund	Fund	Fund	Fund
		(Consolidated)
Investment Income:
Dividend income	$31,620	$77,121	$856,739	$3,063	$—
Interest income	2,031	386,953	7,582,446	975	4,001
Interest income - affiliated securities	—	59,947	909,473	3,803	17,002
Foreign tax withheld	(31)	—	—	—	—
Total Investment Income	33,620	524,021	9,348,658	7,841	21,003

Operating Expenses:
Investment management fees	18,380	956,076	17,285,793	5,811	177,038
12b-1 Fees:
Class A	2,185	46,504	600,763	407	10,388
Class C	4,387	64,494	1,147,269	796	15,295
Administration fees	4,421	28,562	372,662	3,460	16,841
Management services fees	2,872	15,559	222,261	2,779	5,341
Registration fees	18,504	33,437	27,075	4,522	24,842
Networking fees	1,653	52,103	888,553	297	12,208
Audit fees	6,679	7,427	6,175	7,062	6,679
Custody fees	3,005	4,244	56,786	2,441	2,653
Printing expense	3,220	7,825	204,223	989	9,061
Compliance officer fees	2,759	4,156	34,993	2,740	2,995
Trustees’ fees	5,172	5,244	5,244	5,253	5,252
Legal fees	3,488	6,597	123,161	3,536	5,048
Insurance expense	36	782	29,123	19	226
Dividend expense	1,930	—	—	—	1,995
Interest expense	1,867	—	100,134	—	4,612
Miscellaneous expense	975	6,063	16,816	1,043	1,018
Total Operating Expenses	81,533	1,239,073	21,121,031	41,155	301,492
Less: Expenses waived/reimbursed by Manager	(49,158)	(41,529)	—	(30,444)	(68,436)
Net Operating Expenses	32,375	1,197,544	21,121,031	10,711	233,056

Net Investment Income (Loss)	1,245	(673,523)	(11,772,373)	(2,870)	(212,053)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	63,369	14,191	(5,705,340)	—	502,416
Affiliated securities	—	—	—	(91,022)	—
Securities sold short	(37,494)	—	—	—	(1,119,596)
Options purchased	—	(8,129,680)	(87,035,482)	—	7,545,349
Options written	—	11,220,729	18,732,362	—	(2,884,151)
Futures	—	(847,552)	(32,932,731)	—	—
Foreign currency transactions	—	—	—	—	—
Net realized gain (loss)	25,875	2,257,688	(106,941,191)	(91,022)	4,044,018

Net change in unrealized appreciation (depreciation) on:
Investments	81,251	5,716	4,100,745	3,149	(1,124,556)
Affiliated securities	—	—	—	141,591	—
Securities sold short	(44,842)	—	—	—	—
Options purchased	—	3,570,697	31,992,500	—	2,603,587
Options written	—	(2,426,901)	(52,595,313)	—	(941,554)
Swaps	—	—	—	18,184	—
Net change in unrealized appreciation (depreciation)	36,409	1,149,512	(16,502,068)	162,924	537,477

Net Realized and Unrealized Gain (Loss) on Investments	62,284	3,407,200	(123,443,259)	71,902	4,581,495

Net Increase (Decrease) in Net Assets Resulting From Operations	$63,529	$2,733,677	$(135,215,632)	$69,032	$4,369,442

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2017

	Catalyst	Catalyst	Catalyst/Millburn	Catalyst
	Multi Strategy	Exceed Defined	Hedge Strategy	Time Value
	Fund	Risk Fund	Fund	Trading Fund
	(Consolidated)		(Consolidated)
Investment Income:
Dividend Income	$—	$12,633	$19,649,287	$—
Interest Income	13,025	67,556	7,155,620	10,455
Interest income - affiliated securities	30,774	—	—	—
Total Investment Income	43,799	80,189	26,804,907	10,455

Operating Expenses:
Investment management fees	77,591	52,925	26,677,845	35,917
12b-1 Fees:
Class A	602	1,748	471,074	2,448
Class C	1,640	1,854	1,358,836	3,577
Administration fees	5,697	5,026	495,291	3,686
Management services fees	3,579	3,535	351,392	3,010
Registration fees	9,707	11,921	36,573	13,804
Networking fees	3,611	87	721,883	986
Audit fees	7,429	6,679	7,183	6,175
Custody fees	2,420	2,420	60,411	2,420
Printing expense	2,028	3,461	116,249	1,043
Compliance officer fees	2,847	4,352	34,404	5,643
Trustees’ fees	5,253	5,253	5,244	5,236
Legal fees	4,554	5,939	9,170	3,260
Insurance expense	91	5	8,800	29
Interest expense	—	14	—	—
Miscellaneous expense	981	1,025	1,496	970
Total Operating Expenses	128,030	106,244	30,355,851	88,204
Less: Expenses waived/reimbursed by Manager	(34,331)	(49,309)	—	(41,387)
Plus: Expenses recaptured	—		115,544
Net Operating Expenses	93,699	56,935	30,471,395	46,817

Net Investment Income (Loss)	(49,900)	23,254	(3,666,488)	(36,362)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	74,960	5,930,954	—
Options purchased	—	59,108	—	182,632
Options written	—	13,757	—	(8,900)
Futures	(200,042)	—	109,893,503	(20,511)
Foreign currency transactions	(13,411)	—	(36,122,121)	—
Net realized gain (loss)	(213,453)	147,825	79,702,336	153,221

Net change in unrealized appreciation (depreciation) on:
Investments	—	(66,618)	122,922,486	—
Options purchased	—	539,430	—	(48,000)
Options written	—	(321,024)	—	45,438
Futures	241,174	—	104,199,291	—
Foreign currency translations	10,092	—	(42,495,368)	—
Net change in unrealized appreciation (depreciation)	251,266	151,788	184,626,409	(2,562)

Net Realized and Unrealized Gain (Loss) on Investments	37,813	299,613	264,328,745	150,659

Net Increase (Decrease) in Net Assets Resulting From Operations	$(12,087)	$322,867	$260,662,257	$114,297

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Continued)

	Catalyst Exceed Defined Shield Fund
	Period Ended	Year Ended
	December 31, 2017	November 30, 2017
	(Unaudited)
Investment Income:
Dividend Income	$12,093	$94,287
Interest Income	36,701	379,599
Other Income	—	1,222
Total Investment Income	48,794	475,108

Operating Expenses:
Investment management fees	30,619	272,667
12b-1 Fees:
Class A	3,077	32,788
Class C	152	110
Administration fees	1,845	249,659
Registration fees	1,801	26,285
Management services fees	1,001	2,953
Trustees’ fees	892	8,271
Legal fees	849	90,763
Printing expense	849	15,266
Compliance officer fees	727	20,930
Custody fees	425	6,379
Audit fees	344	15,000
Miscellaneous expense	170	18,115
Networking fees	85	5,247
Insurance expense	—	3,008
Total Operating Expenses	42,836	767,441
Less: Expenses waived/reimbursed by current Manager	(10,202)	(30,888)
Less: Expenses waived/reimbursed by previous Manager	—	(344,721)
Less: Expenses voluntarily waived by previous Administrator	—	(29,855)
Net Operating Expenses	32,634	361,977

Net Investment Income	16,160	113,131

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	602,080	1,235,353
Options purchased	(155,564)	(327,400)
Options written	395,588	2,228,854
Net realized gain	842,104	3,136,807

Net change in unrealized appreciation (depreciation) on:
Investments	(11,626)	(91,188)
Options purchased	(478,457)	1,248,885
Options written	(169,884)	(663,415)
Net change in unrealized appreciation (depreciation)	(659,967)	494,282

Net Realized and Unrealized Gain on Investments	182,137	3,631,089

Net Increase in Net Assets Resulting From Operations	$198,297	$3,744,220

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Long/Short Fund		Catalyst Hedged Commodity Strategy Fund		Catalyst Hedged Futures Strategy Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$1,245	$11,922	$(673,523)	$(1,311,826)	$(11,772,373)	$(49,793,268)
Net realized gain (loss) on investments	25,875	256,268	2,257,688	2,306,587	(106,941,191)	(521,136,746)
Net change in unrealized appreciation (depreciation) on investments	36,409	(125,702)	1,149,512	439,126	(16,502,068)	(113,607,311)
Net increase (decrease) in net assets resulting from operations	63,529	142,488	2,733,677	1,433,887	(135,215,632)	(684,537,325)

Distributions to Shareholders from:
Net investment income
Class A	—	—	(510,439)	(474,767)	—	—
Class C	—	—	(120,850)	(63,873)	—	—
Class I	—	—	(975,181)	(539,642)	—	—
Net realized gains
Class A	—	—	—	(54,561)	—	(116,350,704)
Class C	—	—	—	(9,754)	—	(37,943,289)
Class I	—	—	—	(56,949)	—	(199,955,509)
Total distributions to shareholders	—	—	(1,606,470)	(1,199,546)	—	(354,249,502)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	11,082	1,649,963	2,899,398	58,144,150	32,269,982	722,456,628
Class C	1,877	572,817	2,147,773	15,454,414	5,420,605	169,485,283
Class I	35,313	178,156	14,009,836	71,592,242	157,735,632	1,478,108,468
Reinvestment of distributions
Class A	—	—	454,121	491,010	—	105,230,935
Class C	—	—	116,110	53,684	—	34,579,801
Class I	—	—	869,506	520,420	—	172,776,588
Cost of shares redeemed
Class A	(761,128)	(3,339,133)	(9,537,743)	(28,465,614)	(348,722,039)	(960,882,679)
Class C	(186,211)	(931,446)	(4,500,249)	(4,763,311)	(93,161,657)	(146,191,257)
Class I	(161,734)	(650,979)	(17,449,815)	(18,275,763)	(822,161,588)	(1,427,352,228)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,060,801)	(2,520,622)	(10,991,063)	94,751,232	(1,068,619,065)	148,211,539

Total Increase (Decrease) in Net Assets	(997,272)	(2,378,134)	(9,863,856)	94,985,573	(1,203,834,697)	(890,575,288)

Net Assets:
Beginning of year/period	3,447,331	5,825,465	112,888,868	17,903,295	2,427,862,367	3,318,437,655
End of year/period*	$2,450,059	$3,447,331	$103,025,012	$112,888,868	$1,224,027,670	$2,427,862,367
* Includes accumulated net investment income (loss) at end of year/period of:	$(16,874)	$(18,119)	$(1,444,029)	$835,964	$(1,970,455)	$(19,995,675)

Share Activity:
Class A
Shares Sold	1,154	181,264	264,030	5,312,294	3,833,678	65,921,785
Shares Reinvested	—	—	41,701	47,810	—	10,512,586
Shares Redeemed	(81,148)	(367,204)	(868,624)	(2,644,525)	(41,836,449)	(98,901,775)
Net increase (decrease) in shares of Beneficial interest	(79,994)	(185,940)	(562,893)	2,715,579	(38,002,771)	(22,467,404)

Class C
Shares Sold	210	77,625	197,545	1,447,887	664,802	15,687,199
Shares Reinvested	—	—	10,761	5,258	—	3,550,287
Shares Redeemed	(20,602)	(104,667)	(414,908)	(444,098)	(11,611,094)	(15,769,021)
Net increase (decrease) in shares of Beneficial interest	(20,392)	(27,042)	(206,602)	1,009,047	(10,946,292)	3,468,465

Class I
Shares Sold	3,790	22,494	1,270,985	6,572,949	18,584,897	138,938,148
Shares Reinvested	—	—	79,625	50,575	—	17,123,547
Shares Redeemed	(16,857)	(70,839)	(1,581,805)	(1,703,006)	(98,399,786)	(146,271,397)
Net increase (decrease) in shares of Beneficial interest	(13,067)	(48,345)	(231,194)	4,920,518	(79,814,889)	9,790,298

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund		Catalyst Macro Strategy Fund		Catalyst Multi Strategy Fund
					(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(2,870)	$21,262	$(212,053)	$(903,825)	$(49,900)	$(208,054)
Net realized gain (loss) on investments	(91,022)	21,574	4,044,018	(11,452,007)	(213,453)	98,188
Net change in unrealized appreciation (depreciation) on investments	162,924	(138,421)	537,477	2,683,239	251,266	(581,614)
Net increase (decrease) in net assets resulting from operations	69,032	(95,585)	4,369,442	(9,672,593)	(12,087)	(691,480)

Distributions to Shareholders from:
Net investment income
Class A	—	(344)	—	—	—	(1,970)
Class I	—	(14,155)	—	—	—	(78,508)
Total distributions to shareholders	—	(14,499)	—	—	—	(80,478)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,620	150,080	2,045,100	3,892,230	144,928	113,375
Class C	19,184	14,547	61,960	512,895	244,633	110,098
Class I	247,681	1,483,788	879,800	6,253,318	295,072	4,416,089
Reinvestment of distributions
Class A	—	345	—	—	—	1,490
Class I	—	3,436	—	—	—	69,809
Cost of shares redeemed
Class A	(51,348)	(349,116)	(2,032,732)	(21,162,313)	(377,958)	(1,252,136)
Class C	(100,077)	(150,033)	(952,914)	(6,777,137)	(215,517)	(236,898)
Class I	(47,217)	(187,056)	(1,841,071)	(34,553,332)	(2,342,455)	(6,554,866)
Net increase (decrease) in net assets from share transactions of beneficial interest	72,843	965,991	(1,839,857)	(51,834,339)	(2,251,297)	(3,333,039)

Total Increase (Decrease) in Net Assets	141,875	855,907	2,529,585	(61,506,932)	(2,263,384)	(4,104,997)

Net Assets:
Beginning of year/period	2,292,523	1,436,616	22,532,682	84,039,614	10,233,382	14,338,379
End of year/period*	$2,434,398	$2,292,523	$25,062,267	$22,532,682	$7,969,998	$10,233,382
* Includes accumulated net investment income (loss) at end of year/period of:	$(2,565)	$(705)	$(469,097)	$(257,044)	$(464,300)	$(414,400)

Share Activity:
Class A
Shares Sold	487	15,589	220,503	435,171	9,898	7,471
Shares Reinvested	—	36	—	—	—	101
Shares Redeemed	(5,418)	(35,750)	(221,763)	(2,359,406)	(26,035)	(83,100)
Net increase (decrease) in shares of Beneficial interest	(4,931)	(20,125)	(1,260)	(1,924,235)	(16,137)	(75,528)

Class C
Shares Sold	2,054	1,542	6,599	59,164	16,791	7,338
Shares Redeemed	(10,693)	(15,651)	(104,499)	(752,201)	(14,962)	(15,987)
Net increase (decrease) in shares of Beneficial interest	(8,639)	(14,109)	(97,900)	(693,037)	1,829	(8,649)

Class I
Shares Sold	26,028	150,987	99,601	720,714	20,510	290,765
Shares Reinvested	—	361	—	—	—	4,745
Shares Redeemed	(4,992)	(19,603)	(203,138)	(3,863,474)	(160,302)	(441,837)
Net increase (decrease) in shares of Beneficial interest	21,036	131,745	(103,537)	(3,142,760)	(139,792)	(146,327)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Exceed Defined Risk Fund		Catalyst/Millburn Hedge Strategy Fund (a)		Catalyst Time Value Trading Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$23,254	$24,139	$(3,666,488)	$(9,098,934)	$(36,362)	$(84,554)
Net realized gain on investments	147,825	164,552	79,702,336	77,455,454	153,221	474,773
Net change in unrealized appreciation (depreciation) on investments	151,788	68,882	184,626,409	(28,266,180)	(2,562)	—
Net increase in net assets resulting from operations	322,867	257,573	260,662,257	40,090,340	114,297	390,219

Distributions to Shareholders from:
Net investment income
Class A	(355)	—	—	(2,470,225)	—	—
Class C	(661)	—	—	(903,719)	—	—
Class I	(16,246)	—	—	(11,035,764)	—	—
Net realized gains
Class A	—	—	(13,079,419)	(1,180,110)	—	—
Class C	—	—	(10,427,796)	(542,190)	—	—
Class I	—	—	(95,650,927)	(4,647,556)	—	—
Total distributions to shareholders	(17,262)	—	(119,158,142)	(20,779,564)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,637,232	480,482	158,025,568	411,187,710	1,086	124,266
Class C	448,679	165,582	117,881,369	220,139,104	—	493,688
Class I	6,310,975	3,016,229	1,278,999,031	1,895,043,647	17,978	156,100
Reinvestment of distributions
Class A	311	—	11,703,303	3,406,481	—	—
Class C	632	—	9,879,981	1,324,099	—	—
Class I	8,700	—	77,717,738	13,668,591	—	—
Cost of shares redeemed
Class A	(171,189)	(2,994,778)	(110,705,638)	(107,447,307)	(496,674)	(970,816)
Class C	(39,046)	(47,893)	(27,201,340)	(27,019,460)	(133,934)	(223,245)
Class I	(440,272)	(183,050)	(277,319,745)	(261,194,492)	(344,989)	(285,605)
Net increase (decrease) in net assets from share transactions of beneficial interest	7,756,022	436,572	1,238,980,267	2,149,108,373	(956,533)	(705,612)

Total Increase (Decrease) in Net Assets	8,061,627	694,145	1,380,484,382	2,168,419,149	(842,236)	(315,393)

Net Assets:
Beginning of year/period	3,712,984	3,018,839	2,449,586,986	281,167,837	4,218,549	4,533,942
End of year/period*	$11,774,611	$3,712,984	$3,830,071,368	$2,449,586,986	$3,376,313	$4,218,549
* Includes accumulated net investment income (loss) at end of year/period of:	$22,370	$16,378	$8,516,999	$12,183,487	$(75,437)	$(39,075)

Share Activity:
Class A
Shares Sold	168,254	51,092	4,990,251	13,877,367	129	16,015
Shares Reinvested	31	—	366,071	117,593	—	—
Shares Redeemed	(17,677)	(332,298)	(3,526,185)	(3,648,620)	(58,594)	(122,666)
Net increase (decrease) in shares of Beneficial interest	150,608	(281,206)	1,830,137	10,346,340	(58,465)	(106,651)

Class C
Shares Sold	47,577	18,010	3,769,410	7,425,269	—	62,450
Shares Reinvested	66	—	313,053	45,963	—	—
Shares Redeemed	(4,109)	(5,586)	(876,869)	(910,731)	(16,158)	(29,074)
Net increase (decrease) in shares of Beneficial interest	43,534	12,424	3,205,594	6,560,501	(16,158)	33,376

Class I
Shares Sold	644,756	316,433	40,341,174	63,544,340	2,098	19,777
Shares Reinvested	872	—	2,421,868	471,164	—	—
Shares Redeemed	(44,385)	(19,706)	(8,847,381)	(8,733,767)	(39,339)	(36,387)
Net increase (decrease) in shares of Beneficial interest	601,243	296,727	33,915,661	55,281,737	(37,241)	(16,610)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Exceed Defined Shield Fund
	Period Ended	Year Ended	Year Ended
	December 31, 2017	November 30, 2017	November 30, 2016
	(Unaudited)
Operations:
Net investment income	$16,160	$113,131	$54,191
Net realized gain on investments	842,104	3,136,807	24,269
Net change in unrealized appreciation (depreciation) on investments	(659,967)	494,282	1,318,297
Net increase in net assets resulting from operations	198,297	3,744,220	1,396,757

Distributions to Shareholders from:
Net investment income
Class A	(29,195)	(40,508)	—
Class I	(60,216)	(56,099)	—
Net realized gains
Class A	(1,843,555)	(36,303)	(3,114)
Class I	(1,769,891)	(36,990)	(9,376)

Total distributions to shareholders	(3,702,857)	(169,900)	(12,490)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	155,050	6,711,991	14,174,294
Class C (a)	214,500	190,435	—
Class I	1,592,313	7,957,159	12,346,209
Reinvestment of distributions
Class A	1,659,472	75,128	2,774
Class I	1,318,881	84,958	8,672
Cost of shares redeemed
Class A	(319,770)	(5,085,727)	(6,358,722)
Class C (a)	(50,707)	(1,038)	—
Class I	(586,589)	(7,042,181)	(7,887,318)
Redemption Fees
Class A	—	—	5,404
Class I	—	—	7,044
Net increase in net assets from share transactions of beneficial interest	3,983,150	2,890,725	12,298,357

Total Increase in Net Assets	478,590	6,465,045	13,682,624

Net Assets:
Beginning of year/period	28,973,574	22,508,529	8,825,905
End of year/period*	$29,452,164	$28,973,574	$22,508,529
* Includes accumulated net investment income (loss) at end of year/period of:	$(3,059)	$70,715	$54,191

Share Activity:
Class A
Shares Sold	14,258	623,544	1,490,156
Shares Reinvested	163,173	7,328	284
Shares Redeemed	(30,113)	(468,519)	(647,741)
Net increase in shares of Beneficial interest	147,318	162,353	842,699

Class C (a)
Shares Sold	20,738	16,808	—
Shares Redeemed	(4,421)	(91)	—
Net increase in shares of Beneficial interest	16,317	16,717	—

Class I
Shares Sold	148,622	741,043	1,303,748
Shares Reinvested	129,175	8,257	886
Shares Redeemed	(52,349)	(640,283)	(817,784)
Net increase in shares of Beneficial interest	225,448	109,017	486,850

(a)	Class C commenced operations on September 5, 2017.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Insider Long/Short Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.37		$9.25	$10.90	$11.62		$10.34	$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.05	(0.21)	(0.20)		(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	0.24		0.07	(1.44)	(0.37)		1.81	0.23
Total from investment operations	0.25		0.12	(1.65)	(0.57)		1.67	0.19

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—	(0.15)		(0.39)	—
Total distributions	—		—	—	(0.15)		(0.39)	—

Net asset value, end of period	$9.62		$9.37	$9.25	$10.90		$11.62	$10.34

Total return (B)	2.67	% (I)	1.30%	(15.14)%	(4.88	)% (G,H)	16.99%	1.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,457		$2,169	$3,862	$9,375		$10,541	$2,105
Ratios to average net assets (including dividend and interest expense) (C)
Expenses, before wavier and reimbursement (E)	5.47	% (J)	4.89%	4.02%	3.55%		5.63%	4.48%
Expenses, net waiver and reimbursement (E)	2.13	% (J)	2.57%	3.29%	3.12%		3.60%	2.21%
Ratios of net Investment (loss) (including dividend and interest expense)
Net investment (loss), before waiver and reimbursement (E,F)	(3.19	)% (J)	(1.87)%	(1.71)%	(2.24)%		(3.32)%	(2.70)%
Net investment income (loss), net waiver and reimbursement (E,F)	0.15	% (J)	0.45%	(2.03)%	(1.81)%		(1.29)%	(0.43)%
Portfolio turnover rate	42	% (I)	121%	184%	239%		207%	253%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.03		$9.00	$10.68	$11.47		$10.25	$10.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.04)	(0.28)	(0.27)		(0.22)	(0.09)
Net realized and unrealized gain (loss) on investments	0.24		0.07	(1.40)	(0.37)		1.83	0.21
Total from investment operations	0.21		0.03	(1.68)	(0.64)		1.61	0.12

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—	(0.15)		(0.39)	—
Total distributions	—		—	—	(0.15)		(0.39)	—

Net asset value, end of period	$9.24		$9.03	$9.00	$10.68		$11.47	$10.25

Total return (B)	2.33	% (I)	0.33%	(15.73)%	(5.56	)% (G,H)	16.53%	1.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$787		$954	$1,193	$2,444		$2,341	$618
Ratios to average net assets (including dividend and interest expense) (D)
Expenses, before wavier and reimbursement (E)	6.26	% (J)	5.60%	4.77%	4.30%		6.38%	5.23%
Expenses, net waiver and reimbursement (E)	2.93	% (J)	3.27%	4.11%	3.87%		4.35%	2.96%
Ratios of net Investment (loss) (including dividend and interest expense)
Net investment (loss), before waiver and reimbursement (E)(F)	(3.95	)% (J)	(2.73)%	(2.48)%	(2.98)%		(4.11)%	(3.45)%
Net investment (loss), net waiver and reimbursement (E)(F)	(0.59	)% (J)	(0.40)%	(2.81)%	(2.54)%		(2.08)%	(1.18)%
Portfolio turnover rate	42	% (I)	121%	184%	239%		207%	253%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	5.22	% (J)	4.09%	2.48%	2.11%	3.48%	3.52%
	Expenses, net waiver and reimbursement	1.75	% (J)	1.75%	1.75%	1.67%	1.45%	1.25%

(D)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	6.00	% (J)	4.85%	3.23%	2.86%	4.23%	4.27%
	Expenses, net waiver and reimbursement	2.50	% (J)	2.50%	2.50%	2.42%	2.20%	2.00%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (5.14)% for the A shares and (5.82)% for the C shares.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Insider Long/Short Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.46		$9.32	$10.95	$11.62		$11.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(B)	0.02		0.10	(0.17)	(0.25)		(0.01)
Net realized and unrealized gain (loss) on investments	0.24		0.04	(1.46)	(0.27)		(0.24	) (F)
Total from investment operations	0.26		0.14	(1.63)	(0.52)		(0.25)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—	(0.15)		—
Total distributions	—		—	—	(0.15)		—

Net asset value, end of period	$9.72		$9.46	$9.32	$10.95		$11.62

Total return (C)	2.75	% (D)	1.50%	(14.89)%	(4.44	)% (J,K)	(2.11	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$206		$324	$770	$5,054		$200
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	5.28	% (E)	4.54%	3.77%	3.31%		3.89	% (E)
Expenses, net waiver and reimbursement (H)	1.92	% (E)	2.22%	2.77%	2.70%		3.25	% (E)
Ratios of net Investment (loss) (including dividend and interest expense)
Net investment (loss), before waiver and reimbursement (H)(I)	(2.99	)% (E)	(1.31)%	(1.41)%	(3.01)%		(1.44	)% (E)
Net investment income (loss), net waiver and reimbursement (H)(I)	0.37	% (E)	0.99%	(1.68)%	(2.36)%		(0.80	)% (E)
Portfolio turnover rate	42	% (D)	121%	184%	239%		207	% (D)

(A)	The Catalyst Insider Long/Short Fund Class I commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	5.01	% (E)	3.81%	2.23%	1.90%	1.89	% (E)
	Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.38%	1.25%	1.25	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(K)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (4.70)%.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.96		$10.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.07)		(0.17)	(0.14)
Net realized and unrealized gain on investments	0.36		0.35	1.04
Total from investment operations	0.29		0.18	0.90

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.11)	—
From net realized gains on investments	—		(0.01)	—
Total distributions	(0.16)		(0.12)	—

Net asset value, end of period	$11.09		$10.96	$10.90

Total return (C)	2.58	% (D)	1.73%	9.00	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$33,140		$39	$9,107
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.32	% (E)	2.24%	3.51	% (E)
Expenses, net waiver and reimbursement (F)	2.24	% (E)	2.24%	2.24	% (E)
Net investment (loss), before waiver and reimbursement (F,G)	(1.31	)% (E)	(1.62)%	(3.02	)% (E)
Net investment (loss), net waiver and reimbursement (F,G)	(1.23	)% (E)	(1.62)%	(1.81	)% (E)
Portfolio turnover rate	3	% (D)	19%	194	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.86		$10.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.11)		(0.25)	(0.20)
Net realized and unrealized gain (loss) on investments	0.35		0.36	1.04
Total from investment operations	0.24		0.11	0.84

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.08)	—
From net realized gains on investments	—		(0.01)	—
Total distributions	(0.11)		(0.09)	(0.14)

Net asset value, end of period	$10.99		$10.86	$10.84

Total return (C)	2.23	% (D)	1.10%	8.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,396		$13,504	$2,547
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.07	% (E)	2.99%	4.26	% (E)
Expenses, net waiver and reimbursement (F)	2.99	% (E)	2.99%	2.99	% (E)
Net investment (loss), before waiver and reimbursement (F,G)	(2.14	)% (E)	(2.35)%	(3.79	)% (E)
Net investment (loss), net waiver and reimbursement (F,G)	(2.06	)% (E)	(2.35)%	(2.60	)% (E)
Portfolio turnover rate	3	% (D)	19%	194	% (D)

(A)	The Catalyst Hedged Commodity Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$11.00		$10.92	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)		(0.15)	(0.12)
Net realized and unrealized gain (loss) on investments	0.37		0.36	1.04
Total from investment operations	0.31		0.21	0.92

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.12)	—
From net realized gains on investments	—		(0.01)	—
Total distributions	(0.19)		(0.13)	—

Net asset value, end of period	$11.12		$11.00	$10.92

Total return (C)	2.74	% (D)	2.00%	920.00	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$58,489		$60,447	$6,249
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.07	% (E)	1.99%	3.26	% (E)
Expenses, net waiver and reimbursement (F)	1.99	% (E)	1.99%	1.99	% (E)
Net investment (loss), before waiver and reimbursement (F,G)	(1.14	)% (E)	(1.36)%	(2.92	)% (E)
Net investment (loss), net waiver and reimbursement (F,G)	(1.06	)% (E)	(1.36)%	(1.58	)% (E)
Portfolio turnover rate	3	% (D)	19%	194	% (D)

(A)	The Catalyst Hedged Commodity Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.61		$11.41	$10.86	$10.77		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.05)		(0.16)	(0.20)	(0.23)		(0.19)
Net realized and unrealized gain on investments	(0.54)		(1.56)	0.89	0.42		0.96
Total from investment operations	(0.59)		(1.72)	0.69	0.19		0.77

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.08)	(0.14)	(0.10)		—
Total distributions	—		(1.08)	(0.14)	(0.10)		—

Net asset value, end of period	$8.02		$8.61	$11.41	$10.86		$10.77

Total return (C)	(6.85	)% (D)	(16.39)%	6.39%	1.83	% (E)	7.70	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$285,719		$634,388	$1,096,675	$392,282		$82,458
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (G,I)	2.20	% (F)	2.20%	2.17%	2.19%		2.29	% (F)
Ratio of net investment loss to average net assets (G,H)	(1.26	)% (F)	(1.51)%	(1.80)%	(2.12)%		(2.25	)% (F)
Portfolio turnover rate	0	% (D)	54%	177%	0%		0	% (D)

	Class C (A)
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.35		$11.17	$10.71	$10.70		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.08)		(0.23)	(0.28)	(0.30)		(0.26)
Net realized and unrealized gain (loss) on investments	(0.53)		(1.51)	0.88	0.41		0.96
Total from investment operations	(0.61)		(1.74)	0.60	0.11		0.70

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		—
From net realized gains on investments	—		(1.08)	(0.14)	(0.10)		—
Total distributions	—		(1.08)	(0.14)	(0.10)		—

Net asset value, end of period	$7.74		$8.35	$11.17	$10.71		$10.70

Total return (C)	(7.31	)% (D)	(17.02)%	5.63%	1.09	% (E)	7.00	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$165,929		$270,360	$323,055	$103,602		$13,512
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (G,I)	2.96	% (F)	2.95%	2.92%	2.94%		3.04	% (F)
Ratio of net investment loss to average net assets (G,H)	(2.02	)% (F)	(2.25)%	(2.55)%	(2.87)%		(2.98	)% (F)
Portfolio turnover rate	0	% (D)	54%	177%	0%		0	% (D)

(A)	The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Ratio of expenses to average net assets (excluding interest expense) for December 31, 2017.

Class A	2.20	% (F)	2.16%
Class C	2.96	% (F)	2.91%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.70		$11.48	$10.90	$10.78		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)		(0.13)	(0.17)	(0.20)		(0.17)
Net realized and unrealized gain (loss) on investments	(0.56)		(1.57)	0.89	0.42		0.95
Total from investment operations	(0.60)		(1.70)	0.72	0.22		0.78

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.08)	(0.14)	(0.10)		—
Total distributions	—		(1.08)	(0.14)	(0.10)		—

Net asset value, end of period	$8.10		$8.70	$11.48	$10.90		$10.78

Total return (C)	(6.90	)% (D)	(16.17)%	6.64%	2.11	% (E)	7.80	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$772,379		$1,523,114	$1,898,708	$579,682		$62,485
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (G,I)	1.96	% (F)	1.95%	1.92%	1.94%		2.04	% (F)
Ratio of net investment loss to average net assets (G,H)	(1.02	)% (F)	(1.25)%	(1.54)%	(1.87)%		(1.96	)% (F)
Portfolio turnover rate	0	% (D)	54%	177%	0%		0	% (D)

(A)	The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Ratio of expenses to average net assets (excluding dividend and interest expense) for December 31, 2017.

1.96%	1.91%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.45		$9.84		$9.65		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	(0.13)		0.07		0.04		0.15
Net realized and unrealized gain (loss) on investments	0.41		(0.45	) (K)	0.25		(0.45)
Total from investment operations	0.28		(0.38)		0.29		(0.30)

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)		(0.07)		(0.05)
From net realized gains on investments	—		—		(0.03)		(0.00	) (F)
Total distributions	—		(0.01)		(0.10)		(0.05)

Net asset value, end of period	$9.73		$9.45		$9.84		$9.65

Total return (C)	2.96	% (D)	(3.87	)% (L)	2.93	% (L)	(2.92	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$323		$360		$573		$200
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (I)	3.69	% (E)	3.96%		4.77%		8.50	% (E)
Expenses, net waiver and reimbursement (I)	1.05	% (E)	0.60%		0.68%		2.07	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment (loss), before waiver and reimbursement (I,J)	(5.32	)% (E)	(2.67)%		(3.13)%		(4.76	)% (E)
Net investment income (loss), net waiver and reimbursement (I,J)	(2.68	)% (E)	0.69%		0.45%		1.66	% (E)
Portfolio turnover rate	105	% (D)	17%		137%		366	% (D)

	Class C (A)
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.30		$9.75		$9.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.13)		0.06		(0.03)		0.01
Net realized and unrealized gain (loss) on investments	0.36		(0.51	) (K)	0.23	(K)	(0.37)
Total from investment operations	0.23		(0.45)		0.20		(0.36)

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.06)		—
From net realized gains on investments	—		—		(0.03)		(0.00	) (F)
Total distributions	—		—		(0.09)		(0.00)

Net asset value, end of period	$9.53		$9.30		$9.75		$9.64

Total return (C)	2.47	% (D)	(4.62	)% (L)	2.04	% (L)	(3.56	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$113		$190		$337		$9
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (I)	4.34	% (E)	4.71%		5.52%		9.25	% (E)
Expenses, net waiver and reimbursement (I)	1.72	% (E)	1.35%		1.38%		2.82	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I.J)	(5.39	)% (E)	(2.72)%		(5.42)%		(6.29	)% (E)
Net investment income (loss), net waiver and reimbursement (I.J)	(2.77	)% (E)	0.65%		1.12%		0.13	% (E)
Portfolio turnover rate	105	% (D)	17%		137%		366	% (D)

(A)	The Catalyst Intelligent Alternative Fund Class A, Class C and Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents less than $0.01 per share.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	3.69	% (E)	3.96%	4.76%	8.47	% (E)
	Expenses, net waiver and reimbursement	1.05	% (E)	0.60%	0.67%	1.99	% (E)

(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	4.34	% (E)	4.71%	5.51%	9.22	% (E)
	Expenses, net waiver and reimbursement	1.72	% (E)	1.35%	1.37%	2.74	% (E)

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(K)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the periods ended June 30, 2017 and June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(L)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.40		$9.84		$9.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	(0.13)		0.11		0.06		0.25
Net realized and unrealized gain (loss) on investments	0.42		(0.46	) (J)	0.24	(J)	(0.55)
Total from investment operations	0.29		(0.35)		0.30		(0.30)

LESS DISTRIBUTIONS:
From net investment income	—		(0.09)		(0.07)		(0.06)
From net realized gains on investments	—		—		(0.03)		(0.00	) (F)
Total distributions	—		(0.09)		(0.10)		(0.06)

Net asset value, end of period	$9.69		$9.40		$9.84		$9.64

Total return (C)	3.09	% (D)	(3.61	)% (k)	3.11	% (k)	(2.98	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,998		$1,742		$526		$66
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	3.48	% (E)	3.14%		4.52%		8.25	% (E)
Expenses, net waiver and reimbursement (H)	0.84	% (E)	0.35%		0.46%		1.82	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (H,I)	(5.37	)% (E)	(1.66)%		(4.50)%		(3.98	)% (E)
Net investment income, net waiver and reimbursement (H,I)	(2.73	)% (E)	1.13%		1.12%		2.45	% (E)
Portfolio turnover rate	105	% (D)	17%		137%		366	% (D)

(A)	The Catalyst Intelligent Alternative Fund Class A, Class C and Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents less than $0.01 per share.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	3.48	% (E)	3.14%	4.51%	8.22	% (E)
	Expenses, net waiver and reimbursement	0.84	% (E)	0.35%	0.45%	1.74	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the periods ended June 30, 2017 and June 30, 2016, primarily due to timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(K)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Macro Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A (A)
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2017	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$8.39	$9.94	$10.67	$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.09)	(0.21)	(0.31)	(0.13)	0.01
Net realized and unrealized gain (loss) on investments	1.79	(1.34)	(0.33)	1.97	(J)	0.25
Total from investment operations	1.70	(1.55)	(0.64)	1.84	0.26

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.08)	—
From net realized gains on investments	—	—	(0.09)	(1.35)	—
Total distributions	—	—	(0.09)	(1.43)	—

Net asset value, end of period	$10.09	$8.39	$9.94	$10.67	$10.26

Total return (C)	20.26	% (D)	(15.59)%	(6.15)%	20.94%	2.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,252	$7,704	$28,328	$11,090	$5,560
Ratios to average net assets(including interest expense) (H)
Expenses, before waiver and reimbursement (F)	2.58	% (E)	3.23%	2.84%	2.51%	2.22	% (E)
Expenses, net waiver and reimbursement (F)	2.00	% (E)	2.94%	2.80%	2.09%	1.95	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	(2.46	)% (E)	(2.61)%	(2.66)%	(1.69)%	0.10	% (E)
Net investment income (loss), net waiver and reimbursement (F,G)	(1.89	)% (E)	(2.33)%	(2.62)%	(1.28)%	0.37	% (E)
Portfolio turnover rate	180	% (D)	188%	606%	607%	204	% (D)

Class C (A)
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2017	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$8.30	$9.90	$10.70	$10.24	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.12)	(0.27)	(0.29)	(0.11)	(0.01)
Net realized and unrealized gain (loss) on investments	1.76	(1.33)	(0.42)	1.92	(J)	0.25
Total from investment operations	1.64	(1.60)	(0.71)	1.81	0.24

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—
From net realized gains on investments	—	—	(0.09)	(1.35)	—
Total distributions	—	—	(0.09)	(1.35)	—

Net asset value, end of period	$9.94	$8.30	$9.90	$10.70	$10.24

Total return (C)	19.76	% (D)	(16.16)%	(6.79)%	20.53%	2.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,835	$3,178	$10,681	$1,175	$32,046
Ratios to average net assets(including interest expense) (I)
Expenses, before waiver and reimbursement (F)	3.34	% (E)	4.02%	3.76%	3.26%	2.97	% (E)
Expenses, net waiver and reimbursement (F)	2.75	% (E)	3.74%	3.62%	2.84%	2.70	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (F,G)	(3.22	)% (E)	(3.40)%	(2.70)%	(1.48)%	(0.59	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(2.64	)% (E)	(3.12)%	(2.56)%	(1.06)%	(0.32	)% (E)
Portfolio turnover rate	180	% (D)	188%	606%	607%	204	% (D)

(A)	The Catalyst Macro Strategy Fund Class A, Class C shares commenced operations on March 11, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests. (G) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	2.53	% (E)	2.23%	1.99%	2.37%	2.22	% (E)
	Expenses, net waiver and reimbursement	1.95	% (E)	1.95%	1.95%	1.95%	1.95	% (E)

(I)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	3.28	% (E)	2.98%	2.84%	3.12%	2.97	% (E)
	Expenses, net waiver and reimbursement	2.70	% (E)	2.70%	2.70%	2.70%	2.70	% (E)

(J)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Macro Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I(A)
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2017	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$8.44	$9.97	$10.69	$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.08)	(0.19)	(0.23)	(0.13)	0.02
Net realized and unrealized gain (loss) on investments	1.80	(1.34)	(0.40)	2.02	(I)	0.24
Total from investment operations	1.72	(1.53)	(0.63)	1.89	0.26

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.11)	—
From net realized gains on investments	—	—	(0.09)	(1.35)	—
Total distributions	—	—	(0.09)	(1.46)	—

Net asset value, end of period	$10.16	$8.44	$9.97	$10.69	$10.26

Total return (C)	20.38	% (D)	(15.35)%	(6.04)%	21.49%	2.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,976	$11,651	$45,215	$14,529	$5,336
Ratios to average net assets(including interest expense) (H)
Expenses, before waiver and reimbursement (F)	2.34	% (E)	3.06%	2.66%	2.26%	1.97	% (E)
Expenses, net waiver and reimbursement (F)	1.75	% (E)	2.80%	2.57%	1.84%	1.70	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	(2.22	)% (E)	(2.42)%	(2.10)%	(1.69)%	0.31	% (E)
Net investment income (loss), net waiver and reimbursement (F,G)	(1.64	)% (E)	(2.16)%	(2.01)%	(1.27)%	0.58	% (E)
Portfolio turnover rate	180	% (D)	188%	606%	607%	204	% (D)

(A)	The Catalyst Macro Strategy Fund Class I shares commenced operations on March 11, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	2.28	% (E)	1.96%	1.79%	2.12%	1.97	% (E)
	Expenses, net waiver and reimbursement	1.70	% (E)	1.70%	1.70%	1.70%	1.70	% (E)

(I)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market Fund’s portfolio.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$14.79		$15.51	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.10)		(0.27)	(0.27)
Net realized and unrealized gain (loss) on investments	0.12		(0.43)	0.23	(F)
Total from investment operations	0.02		(0.70)	(0.04)

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	—
Total distributions	—		(0.02)	—

Net asset value, end of period	$14.81		$14.79	$15.51

Total return (C)	0.14	% (D)	(4.51)%	(0.26	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$415		$653	$1,856
Ratios to average net assets (G)
Expenses, before waiver and reimbursement	2.98	% (E)	2.82%	3.15	% (E)
Expenses, net waiver and reimbursement	2.24	% (E)	2.26%	2.24	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment (loss), before waiver and reimbursement	(2.08	)% (E)	(2.34)%	(2.52	)% (E)
Net investment (loss) net waiver and reimbursement	(1.33	)% (E)	(1.78)%	(1.94	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$14.61		$15.40	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.15)		(0.37)	(0.36)
Net realized and unrealized gain (loss) on investments	0.11		(0.42)	0.21	(F)
Total from investment operations	(0.04)		(0.79)	(0.15)

Net asset value, end of period	$14.57		$14.61	$15.40

Total return (C)	(0.27	)% (D)	(5.13)%	(0.96	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$447		$421	$577
Ratios to average net assets (H)
Expenses, before waiver and reimbursement	3.74	% (E)	3.59%	3.90	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)	3.01%	2.99	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment (loss), before waiver and reimbursement	(2.83	)% (E)	(3.10)%	(3.68	)% (E)
Net investment (loss) net waiver and reimbursement	(2.08	)% (E)	(2.52)%	(2.70	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class A and Class C shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.98	% (E)	2.80%	3.15	% (E)
	Expenses, net waiver and reimbursement	2.24	% (E)	2.24%	2.24	% (E)

(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	3.74	% (E)	3.57%	3.90	% (E)
	Expenses, net waiver and reimbursement	2.99	% (E)	2.99%	2.99	% (E)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$14.79		$15.55	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.08)		(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	0.11		(0.43)	0.23	(F)
Total from investment operations	0.03		(0.66)	0.00

LESS DISTRIBUTIONS:
From net investment income	—		(0.10)	—
Total distributions	—		(0.10)	—

Net asset value, end of period	$14.82		$14.79	$15.55

Total return (C)	0.20	% (D)	(4.21)%	0	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,108		$9,159	$11,905
Ratios to average net assets (G)
Expenses, before waiver and reimbursement	2.74	% (E)	2.58%	2.90	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	2.01%	1.99	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment (loss), before waiver and reimbursement	(1.83	)% (E)	(2.09)%	(2.78	)% (E)
Net investment (loss) net waiver and reimbursement	(1.09	)% (E)	(1.52)%	(1.72	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class I shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.74	% (E)	2.56%	2.90	% (E)
	Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99	% (E)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Risk Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.55		$8.40	$11.94	$10.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.02		0.17	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.36		0.98	(1.90)	1.55	0.65
Total from investment operations	0.38		1.15	(1.94)	1.52	0.64

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (H)	—	—	—	—
From net realized gains on investments	—		—	(1.60)	(0.22)	—
Total distributions	(0.00)		—	(1.60)	(0.22)	—

Net asset value, end of period	$9.93		$9.55	$8.40	$11.94	$10.64

Total return (C)	3.89	% (D)	13.69%	(17.03)%	14.34%	6.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,118		$599	$2,888	$6,426	$5,879
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement	2.65	% (E)	4.87%	2.86%	2.42%	4.62	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.53%	1.51%	1.50%	1.50	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(0.77	)% (E)	(1.42)%	(1.77)%	(1.14)%	(3.35	)% (E)
Net investment income (loss), net waiver and reimbursement	0.38	% (E)	1.92%	(0.40)%	(0.23)%	(0.23	)% (E)
Portfolio turnover rate	93	% (D)	292%	153%	216%	38	% (D)

	Class C (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.24		$8.21	$11.80	$10.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)		(0.05)	(0.12)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments	0.35		1.08	(1.87)	1.58	0.64
Total from investment operations	0.33		1.03	(1.99)	1.43	0.59

LESS DISTRIBUTIONS:
From net investment income	(0.01)		—	—	—	—
From net realized gains on investments	—		—	(1.60)	(0.22)	—
Total distributions	(0.01)		—	(1.60)	(0.22)	—

Net asset value, end of period	$9.56		$9.24	$8.21	$11.80	$10.59

Total return (C)	3.58	% (D)	12.55%	(17.70)%	13.55%	5.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$602		$179	$57	$214	$9
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement	3.40	% (E)	8.94%	3.61%	3.17%	5.37	% (E)
Expenses, net waiver and reimbursement	2.25	% (E)	2.31%	2.24%	2.25%	2.25	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(1.49	)% (E)	(7.23)%	(2.53)%	(2.15)%	(4.10	)% (E)
Net investment loss, net waiver and reimbursement	(0.34	)% (E)	(0.60)%	(1.21)%	(1.24)%	(0.98	)% (E)
Portfolio turnover rate	93	% (D)	292%	153%	216%	38	% (D)

(A)	The Catalyst Exceed Defined Risk Fund Class A and Class C shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized

(F)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.65	% (E)	4.84%	2.85%	2.42%	4.62	% (E)
	Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.50%	1.50%	1.50	% (E)

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	3.40	% (E)	8.88%	3.60%	3.17%	5.37	% (E)
	Expenses, net waiver and reimbursement	2.25	% (E)	2.25%	2.25%	2.25%	2.25	% (E)

(H)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Risk Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.61		$8.44	$11.97	$10.63	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.03		(0.00)	(0.05)	0.04	(0.00	) (F)
Net realized and unrealized gain (loss) on investments	0.37		1.17	(1.88)	1.52	(0.04	) (G)
Total from investment operations	0.40		1.17	(1.93)	1.56	(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—	—	—	—
From net realized gains on investments	—		—	(1.60)	(0.22)	—
Total distributions	(0.02)		—	(1.60)	(0.22)	—

Net asset value, end of period	$9.99		$9.61	$8.44	$11.97	$10.63

Total return (C)	4.04	% (D)	13.86%	(16.90)%	14.73%	(0.37	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,055		$2,935	$74	$1,023	$53
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement	2.42	% (E)	9.23%	2.61%	2.17%	2.96	% (E)
Expenses, net waiver and reimbursement	1.25	% (E)	1.32%	1.26%	1.25%	1.25	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(0.55	)% (E)	(7.93)%	(1.54)%	(0.55)%	(2.28	)% (E)
Net investment Income (loss), net waiver and reimbursement	0.62	% (E)	(0.02)%	(0.43)%	0.37%	(0.57	)% (E)
Portfolio turnover rate	93	% (D)	292%	153%	216%	38	% (D)

(A)	The Catalyst Exceed Defined Risk Fund Class I shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.42	% (E)	9.16%	2.60%	2.17%	2.96	% (E)
	Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.25%	1.25%	1.25	% (E)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$29.82		$28.51		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.09)		(0.25)		(0.05)
Net realized and unrealized gain on investments	2.92		2.08		3.56
Total from investment operations	2.83		1.83		3.51

LESS DISTRIBUTIONS:
From net investment income	—		(0.35)		—
From net realized gains on investments	(1.06)		(0.17)		—
Total distributions	(1.06)		(0.52)		—

Net asset value, end of period	$31.59		$29.82		$28.51

Total return (C,H)	9.44	% (D,H)	6.49	% (H)	14.04	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$425,592		$347,156		$36,915
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.11	% (E)	2.14%		2.25	% (E)
Expenses, net waiver and reimbursement (F)	2.11	% (E)	2.13%		2.24	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(0.42	)% (E)	(0.85)%		(0.38	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.43	)% (E)	(0.85)%		(0.35	)% (E)
Portfolio turnover rate	34	% (D)	4%		1	% (D)

	Class C (A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$29.56		$28.40		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.20)		(0.47)		(0.16)
Net realized and unrealized gain on investments	2.88		2.07		3.56
Total from investment operations	2.68		1.60		3.40

LESS DISTRIBUTIONS:
From net investment income	—		(0.27)		—
From net realized gains on investments	(1.06)		(0.17)		—
Total distributions	(1.06)		(0.44)		—

Net asset value, end of period	$31.18		$29.56		$28.40

Total return (C,H)	9.01	% (D,H)	5.70	% (H)	13.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$334,494		$222,344		$27,332
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.85	% (E)	2.89%		3.00	% (E)
Expenses, net waiver and reimbursement (F)	2.86	% (E)	2.88%		2.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(1.15	)% (E)	(1.59)%		(1.24	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(1.15	)% (E)	(1.58)%		(1.22	)% (E)
Portfolio turnover rate	34	% (D)	4%		1	% (D)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class A and Class C shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$29.90		$28.54		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)		(0.18)		(0.07)
Net realized and unrealized gain on investments	2.92		2.09		3.61
Total from investment operations	2.88		1.91		3.54

LESS DISTRIBUTIONS:
From net investment income	—		(0.38)		—
From net realized gains on investments	(1.06)		(0.17)		—
Total distributions	(1.06)		(0.55)		—

Net asset value, end of period	$31.72		$29.90		$28.54

Total return (C,H)	9.55	% (D,H)	6.76	% (H)	14.16	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,069,985		$1,880,087		$216,921
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.85	% (E)	1.89%		2.00	% (E)
Expenses, net waiver and reimbursement (F)	1.86	% (E)	1.88%		1.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(0.14	)% (E)	(0.59)%		(0.52	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.15	)% (E)	(0.58)%		(0.51	)% (E)
Portfolio turnover rate	34	% (D)	4%		1	% (D)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class I shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Time Value Trading Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$8.30		$7.57	$11.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.07)		(0.16)	(0.21)	(0.15)
Net realized and unrealized gain (loss) on investments	0.30		0.89	(1.97)	1.31
Total from investment operations	0.23		0.73	(2.18)	1.16

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—
From net realized gains on investments	—		—	(1.41)	—
Total distributions	—		—	(1.41)	—

Net asset value, end of period	$8.53		$8.30	$7.57	$11.16

Total return (C)	2.77	% (D,F)	9.64%	(19.89)%	11.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,629		$2,068	$2,694	$43,910
Ratios to average net assets
Expenses, before waiver and reimbursement	3.99	% (E)	4.13%	2.65%	2.93	% (E)
Expenses, net waiver and reimbursement	2.24	% (E)	2.24%	2.24%	2.24	% (E)
Net investment loss, before waiver and reimbursement	(3.48	)% (E)	(3.92)%	(2.42)%	(2.87	)% (E)
Net investment loss, net waiver and reimbursement	(1.73	)% (E)	(2.03)%	(2.15)%	(2.18	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$8.11		$7.45	$11.08	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.10)		(0.22)	(0.25)	(0.20)
Net realized and unrealized gain (loss) on investments	0.30		0.88	(1.97)	1.28
Total from investment operations	0.20		0.66	(2.22)	1.08

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—
From net realized gains on investments	—		—	(1.41)	—
Total distributions	—		—	(1.41)	—

Net asset value, end of period	$8.31		$8.11	$7.45	$11.08

Total return (C)	2.47	% (D)	8.86%	(20.46)%	10.80	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$629		$745	$436	$1,267
Ratios to average net assets
Expenses, before waiver and reimbursement	4.74	% (E)	4.88%	3.40%	3.68	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)	2.99%	2.99%	2.99	% (E)
Net investment loss, before waiver and reimbursement	(4.23	)% (E)	(4.65)%	(3.73)%	(3.62	)% (E)
Net investment loss, net waiver and reimbursement	(2.48	)% (E)	(2.76)%	(2.83)%	(2.93	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0	% (D)

(A)	The Catalyst/Time Value Trading Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Time Value Trading Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$8.35		$7.59	$11.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.06)		(0.14)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	0.30		0.90	(1.99)	1.29
Total from investment operations	0.24		0.76	(2.16)	1.16

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(1.41)	—
Total distributions	—		—	(1.41)	—

Net asset value, end of period	$8.59		$8.35	$7.59	$11.16

Total return (C)	2.87	% (D,F)	10.01%	(19.71)%	11.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,119		$1,405	$1,405	$6,776
Ratios to average net assets
Expenses, before waiver and reimbursement	3.74	% (E)	3.88%	2.40%	2.68	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99%	1.99	% (E)
Net investment loss, before waiver and reimbursement	(3.23	)% (E)	(3.66)%	(2.51)%	(2.62	)% (E)
Net investment loss, net waiver and reimbursement	(1.48	)% (E)	(1.77)%	(1.83)%	(1.93	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0	% (D)

(A)	The Catalyst/Time Value Trading Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Exceed Defined Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A(A)
	For the		For the		For the		For the
	Period Ended		Year Ended		Year Ended		Period Ended
	December 31, 2017		November 30, 2017		November 30, 2016		November 30, 2015
	(Unaudited)
Net asset value, beginning of period	$11.54		$10.14		$9.95		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	0.00	(E)	0.03		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	0.08	(D)	1.44		0.18		0.65	(D)
Total from investment operations	0.08		1.47		0.19		0.64

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.04)		—		—
From net realized gains on investments	(1.45)		(0.03)		(0.01)		—
Total distributions	(1.47)		(0.07)		(0.01)		—

Paid-in-Capital From Redemption Fees (C)	0.00	(E)	—		0.01		(0.00	) (E)

Net asset value, end of period	$10.15		$11.54		$10.14		$10.64

Total return (F)	0.76	% (H)	14.57	% (G)	2.03	% (G)	6.40	% (G,H)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,468		$14,746		$11,307		$5,879
Ratios to average net assets (including dividend and interest expense) (I)
Expenses, before waiver and reimbursement	1.87	% (J)	2.93%		3.04%		4.62	% (J)
Expenses, net waiver and reimbursement	1.45	% (J)	1.45%		1.45%		1.50	% (J)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.12	% (J)	(1.19)%		(1.45)%		(3.35	)% (J)
Net investment income (loss), net waiver and reimbursement	0.54	% (J)	0.29%		0.14%		(0.23	)% (J)
Portfolio turnover rate	36	% (H)	160%		89%		38	% (H)

	Class C (B)
	For the		For the
	Period Ended		Period Ended
	December 31, 2017		November 30, 2017
	(Unaudited)
Net asset value, beginning of period	$11.50		$10.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (C)	—		(0.02)
Net realized and unrealized gain (loss) on investments	0.08		0.60
Total from investment operations	0.08		0.58

LESS DISTRIBUTIONS:
From net investment income	(0.03)		—
From net realized gains on investments	(1.45)		—
Total distributions	(1.48)		—

Net asset value, end of period	$10.10		$11.50

Total return (F)	0.68	% (H)	5.31	% (H)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$357		$192
Ratios to average net assets (I)
Expenses, before waiver and reimbursement	2.62	% (J)	2.64	% (J)
Expenses, net waiver and reimbursement	2.20	% (J)	2.20	% (J)
Ratios of net Investment loss
Net investment loss, before waiver and reimbursement	(0.59	)% (J)	(1.07	)% (J)
Net investment loss, net waiver and reimbursement	(0.17	)% (J)	(0.63	)% (J)
Portfolio turnover rate	36	% (H)	160	% (H)

(A)	The Catalyst/Exceed Defined Shield Fund Class A shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations.

(B)	The Catalyst/Exceed Defined Shield Fund Class C shares commenced operations on September 5, 2017.

(C)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(E)	Represents an amount less than $0.01 per share.

(F)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(G)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(H)	Not annualized.

(I)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.87%		2.93%		1.45%	1.48	% (J)
	Expenses, net waiver and reimbursement	1.45%		1.45%		1.45%	1.45	% (J)

	Ratios to average net assets
	Expenses, before waiver and reimbursement	2.62	% (J)	2.64	% (J)
	Expenses, net waiver and reimbursement	2.20	% (J)	2.20	% (J)

(J)	Annualized

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Exceed Defined Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the		For the		For the
	Period Ended		Year Ended		Year Ended		Period Ended
	December 31, 2017		November 30, 2017		November 30, 2016		November 30, 2015
	(Unaudited)
Net asset value, beginning of period	$11.61		$10.18		$9.97		$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.06		0.04		(0.00	) (C)
Net realized and unrealized gain (loss) on investments	0.08		1.45		0.17		(0.04	) (D)
Total from investment operations	0.09		1.51		0.21		(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.05)		—		—
From net realized gains on investments	(1.45)		(0.03)		(0.01)		—
Total distributions	(1.50)		(0.08)		(0.01)		—

Paid-in-Capital From Redemption Fees (B)	—	(C)	—		0.01			(C)

Net asset value, end of period	$10.20		$11.61		$10.18		$10.63

Total return (E)	0.72	% (G)	14.95	% (F)	2.23	% (F)	(0.37	)% (F,G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,627		$14,036		$11,202		$53
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement	1.62	% (I)	2.68%		3.01%		2.96	% (I)
Expenses, net waiver and reimbursement	1.20	% (I)	1.20%		1.20%		1.25	% (I)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.37	% (I)	(0.95)%		(1.43)%		(2.28	)% (I)
Net investment Income (loss), net waiver and reimbursement	0.79	% (I)	0.53%		0.38%		(0.57	)% (I)
Portfolio turnover rate	36	% (G)	160%		89%		38	% (G)

(A)	The Catalyst/Exceed Defined Shield Fund Class I shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations..

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Represents an amount less than $0.01 per share.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(G)	Not annualized.

(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.62	% (I)	2.68%	3.01%	8.62	% (I)
	Expenses, net waiver and reimbursement	1.20	% (I)	1.20%	1.20%	1.20	% (I)

(I)	Annualized

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty-one series. These financial statements include the following nine series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Long/Short (“Insider Long/Short”)		Long-term capital appreciation with low volatility and low correlation to the equity market
Catalyst Hedged Commodity Strategy (“Hedged Commodity”)		Capital appreciation uncorrelated to global equity or commodity markets
Catalyst Hedged Futures Strategy (“Hedged Futures”)		Capital appreciation and capital preservation in all market conditions with low volatility and low correlation to the U.S. equity market
Catalyst Systematic Alpha (“Systematic Alpha”)		Long term capital appreciation with low correlation to U.S. equity market
Catalyst Macro Strategy (“Macro Strategy”)		Long-term capital appreciation with low correlation to the U.S. equity markets.
Catalyst Multi Strategy (“Multi Strategy”)		Capital appreciation uncorrelated to global equity markets
Catalyst Exceed Defined Risk (“Exceed Defined Risk”)	Exceed Advisory LLC	Capital appreciation
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy”)	Millburn Ridgefield Corp.	Superior risk-adjusted returns as compared with a typical long only, non-leveraged equity portfolio
Catalyst Time Value Trading (“Time Value Trading”)	ITB Capital Advisors, LLC	Capital appreciation with low correlation to the equity markets
Catalyst Exceed Defined Shield (“Exceed Defined Shield”)	Exceed Advisory LLC	Capital appreciation

The Hedged Commodity, Macro Strategy, Multi Strategy, Millburn Hedged Strategy and Exceeds Defined Shield Funds are non-diversified. The Insider Long/Short, Hedged Futures, Systematic Alpha, Exceeds Defined Risk and Time Value Trading Funds are diversified.

Catalyst/Exceed Defined Shield Fund changed its fiscal year end from November 30 to June 30 after the November 30, 2017 year end.

Effective November 1, 2017 the Catalyst/Auctos Multi Strategy Fund and the Catalyst Intelligent Alternative Fund changed their names to Catalyst Multi Strategy Fund and Catalyst Systematic Alpha Fund respectively.

Currently, all Funds offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Hedged Commodity Fund and the Hedged Futures Fund (the “Funds”) invests a portion of their assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund.

As of December 31, 2017, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017, for each Fund’s assets and liabilities measured at fair value:

Insider Long/Short
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,641,707	$—	$—	$2,641,707
Short-Term Investments	31,081	—	—	31,081
Total Assets	$2,672,788	$—	$—	2,672,788

Liabilities
Common Stock Sold Short	$615,006	$—	$—	$615,006
Total Liabilties	$615,006	$—	$—	$615,006

Hedged Commodity
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$7,791,350	$—	$—	$7,791,350
Call Options Purchased	13,339,920	—	—	13,339,920
Put Options Purchased	2,585,745	—	—	2,585,745
US Government Securities	—	71,739,321	—	71,739,321
Private Investment Fund (1)	—	—	—	14,262,370
Short-Term Investments	12,612,837	—	—	12,612,837
Total Assets	$36,329,852	$71,739,321	$—	$122,331,543
Liabilities
Put Options Written	$11,688,200	$—	$—	$11,688,200
Call Options Written	2,609,858	—	—	2,609,858
Total Liabilties	$14,298,058	$—	$—	$14,298,058

Hedged Futures
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$39,357,945	$—	$—	$39,357,945
Put Options Purchased	427,500	—	—	427,500
Call Options Purchased	34,275,000	—	—	34,275,000
Private Investment Fund (1)			—	89,791,537
U.S. Government Securities	—	846,278,319	—	846,278,319
Short-Term Investments	205,620,367	—	—	205,620,367
Total Assets	$279,680,812	$846,278,319	$—	$1,215,750,668

Liabilities
Put Options Written	$—	$—	$—	$—
Call Options Written	23,743,750	—	—	23,743,750
Total Liabilties	$23,743,750	$—	$—	$23,743,750

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Systematic Alpha
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,778,324	$—	$—	$1,778,324
Open Ended Fund	373,476	—	—	373,476
Short-Term Investments	55,779	—	—	55,779
Total Assets	$2,207,579	$—	$—	$2,207,579
Derivative
Open Swaps	$—	$18,184	$—	$18,184
Total Derivatives	$—	$18,184	$—	$18,184

Macro Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$24,300	$—	$—	$24,300
Structured Notes	—	1,234,800	—	1,234,800
Put Options Purchased	4,696,974	3,057,485	—	7,754,459
Call Options Purchased	3,623,814	4,503,335	—	8,127,149
Short-Term Investments	5,126,900	—	—	5,126,900
Total Assets	$13,471,988	$8,795,620	$—	$22,267,608
Liabilities(a,b)
Put Options Written	$29,880	$341,267	$—	$371,147
Call Options Written	647,945	1,877,803	—	2,525,748
Total Liabilities	$677,825	$2,219,070	$—	$2,896,895

Multi Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,945,890	$—	$—	$5,945,890
Total Assets	$5,945,890	$—	$—	$5,945,890
Derivatives(a,b)
Assets
Futures Contracts	$692,677	$—	$—	$692,677
Liabilities
Futures Contracts	$(529,971)	$—	$—	$(529,971)
Total Derivatives	$162,706	$—	$—	$162,706

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Exceed Defined Risk
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,332,323	$—	$—	$3,332,323
Call Options Purchased	1,668,338	—	—	1,668,338
Corporate Bonds	—	7,189,956	—	7,189,956
United States Government Securities	—	149,895	—	149,895
Short-Term Investments	379,205	—	—	379,205
Total Assets	$5,379,866	$7,339,851	$—	$12,719,717
Liabilities(a,b)
Assets
Call Option Written	$—	$868,058	$—	$868,058
Put Options Written	—	144,421	—	144,421
Total	$—	$1,012,479	$—	$1,012,479

Millburn Hedge Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,888,143,198	$—	$—	$1,888,143,198
United States Government Securities	—	1,058,576,280	—	1,058,576,280
Short-Term Investments	631,696,814	—	—	631,696,814
Total Assets	$2,519,840,012	$1,058,576,280	$—	$3,578,416,292
Derivatives(a,b)
Assets
Futures Contracts	$82,782,980	$—	$—	$82,782,980
Forward Contracts	—	28,276,413	—	28,276,413
Total	$82,782,980	$28,276,413	$—	$111,059,393
Liabilities
Futures Contracts	$68,401,916	$—	$—	$68,401,916
Forward Contracts	—	83,606,086	—	83,606,086
Total	$68,401,916	$83,606,086	$—	$152,008,002

Time Value Trading
Assets(a,b)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$128,250	$—	$—	$128,250
Short-Term Investments	1,527,868	—	—	1,527,868
Total Assets	$1,656,118	$—	$—	$1,656,118
Liabilities(a,b)
Put Options Written	$120,500	$—	$—	$120,500
Total Liabilities	$120,500	$—	$—	$120,500

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Exceed Defined Shield
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,133,563	$—	$—	$3,133,563
Call Options Written	2,735,459	—	—	2,735,459
Call Options Purchased	302,869	—	—	302,869
Corporate Bonds	—	23,293,179	—	23,293,179
Short-Term Investments	421,767	—	—	421,767
Total Assets	$6,593,658	$23,293,179	$—	$29,886,837
Liabilities(a,b)
Assets
Call Option Written	$—	$262,014	$—	$262,014
Put Options Written	—	728,474	—	728,474
Total Liabilities	$—	$990,488	$—	$990,488

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the six months ended December 31, 2017, Hedged Commodity, Hedged Futures, Macro Strategy, Exceed Defined Risk, and Time Value Trading invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund may enter into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2017	December 31, 2017
Hedged Commodity – CFC	6/25/2015	$ 22,299,275	18.4%
Multi Strategy – CFC	6/25/2015	1,095,614	13.7%
Millburn – CFC	11/2/2015	208,892,299	5.45%
Systematic – CFC	12/19/2017	208,184	8.55%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Derivatives Risk – The use of derivative instruments, such as forwards, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The following derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2017, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Hedged Commodity
	Call options purchased	Commodity	Investments in securities, at value	$13,339,920
	Put options purchased	Commodity	Investments in securities, at value	2,585,745
	Call options written	Commodity	Options written, at value	(11,688,200)
	Put options written	Commodity	Options written, at value	(2,609,858)
			Totals	$1,627,607
Hedged Futures
	Put options purchased	Equity	Investments in securities, at value	$427,500
	Call options purchased	Equity	Investments in securities, at value	34,275,000
	Call options written	Equity	Options written, at value	(23,743,750)
			Totals	$10,958,750
Macro Strategy
	Put options purchased	Equity	Investments in securities, at value	$7,754,459
	Call options purchased	Equity	Investments in securities, at value	8,127,149
	Put options written	Equity	Options written, at value	(371,147)
	Call options written	Equity	Options written, at value	(2,525,748)
			Totals	$12,984,713

Multi Strategy
	Futures	Equity	Futures unrealized appreciaton	$33,160
		Interest Rate	Futures unrealized appreciaton	25,163
		Commodity	Futures unrealized appreciaton	582,054
		Currency	Futures unrealized appreciaton	52,300
			Total	692,677

		Equity	Futures unrealized depreciation	$(9,548)
		Interest Rate	Futures unrealized depreciation	(47,081)
		Commodity	Futures unrealized depreciation	(430,822)
		Currency	Futures unrealized depreciation	(42,520)
			Totals	$(529,971)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Exceed Defined Risk
	Call options purchased	Equity	Investments in securities, at value	$1,668,338
	Call options written	Equity	Options written, at value	868,058
	Put options written	Equity	Options written, at value	144,421
			Totals	$2,680,817

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$57,551,642
	Futures Contracts	Equity	Futures unrealized appreciation	6,273,866
	Futures Contracts	Interest Rate	Futures unrealized appreciation	18,957,472
			Totals	$82,782,980

	Futures Contracts	Commodity	Futures unrealized depreciation	(26,593,327)
	Futures Contracts	Equity	Futures unrealized depreciation	(18,764,884)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(23,043,705)
			Totals	$(68,401,916)

	Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	28,276,413
	Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(83,606,086)
			Totals	$(55,329,673)

Time Value Trading
	Call options purchased	Equity	Investments in securities, at value	$128,250
	Put options written	Equity	Options written, at value	(120,500)
			Totals	$7,750

Exceed Defined Shield
	Call options purchased	Equity	Investments in securities, at value	$2,735,459
	Put options purchased	Commodity	Investments in securities, at value	302,869
	Call options written	Equity	Options written, at value	(262,014)
	Put options written	Equity	Options written, at value	(728,474)
			Totals	$2,047,840

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2017, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Hedged Commodity
	Options purchased	Commodity	Net realized loss on options purchased	$(8,129,680)
	Options written	Commodity	Net realized gain on options written	11,220,729
	Options purchased	Commodity	Net change in unrealized appreciation on options purchased	3,570,697
	Options written	Commodity	Net change in unrealized depreciation on options written	(2,426,901)
	Futures	Equity	Net realized loss on futures	(847,552)
			Totals	$3,387,293
Hedged Futures
	Options purchased	Equity	Net realized loss on options purchased	$(87,035,482)
	Options written	Equity	Net realized gain on options written	18,732,362
	Futures	Equity	Net realized loss on futures	(32,932,731)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	31,992,500
	Options written	Equity	Net change in unrealized depreciation on options written	(52,595,313)
			Totals	$(121,838,664)
Macro Strategy
	Options purchased	Equity	Net realized gain on options purchased	$7,545,349
	Options written	Equity	Net realized loss on options written	(2,884,151)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	2,603,587
	Options written	Equity	Net change in unrealized depreciation on options written	(941,554)
			Totals	$6,323,231
Multi Strategy
	Futures	Equity	Net realized gain on futures	$289,263
		Commodity	Net realized loss on futures	(229,566)
		Currency	Net realized loss on futures	(115,849)
		Interest Rate	Net realized loss on futures	(143,890)
	Futures	Equity	Net change in unrealized appreciation on futures	43,899
		Commodity	Net change in unrealized appreciation on futures	146,920
		Currency	Net change in unrealized appreciation on futures	49,667
		Interest Rate	Net change in unrealized appreciation on futures	688
			Totals	$41,132
Exceed Defined Risk
	Options purchased	Equity	Net realized gain on options purchased	$59,108
	Options written	Equity	Net realized gain on options written	13,757
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	539,430
	Options written	Equity	Net change in unrealized depreciation on options written	(321,024)
			Totals	$291,271
Millburn Hedge Strategy
	Futures	Commodity	Net realized loss on futures	(26,585,672)
		Equity	Net realized gain on futures	153,796,910
		Interest Rate	Net realized loss on futures	(17,317,735)
	Forward Contracts	Foreign Exchange	Net realized loss on forward contracts	(36,122,121)
	Futures	Commodity	Net change in unrealized appreciation on futures	48,930,005
		Equity	Net change in unrealized appreciation on futures	35,726,093
		Interest Rate	Net change in unrealized appreciation on futures	19,543,193
	Forward Contracts	Foreign Exchange	Net change in unrealized depreciation on forward contracts	(42,495,368)
			Totals	$135,475,305
Time Value Trading
	Options purchased	Equity	Net realized gain on options purchased	$182,632
	Options written	Equity	Net realized loss on options written	(8,900)
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(48,000)
	Options written	Equity	Net change in unrealized appreciation on options written	45,438
			Totals	$171,170

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Exceed Defined Shield
	Options purchased	Equity	Net realized loss on options purchased	(155,564)
	Options written	Equity	Net realized gain on options written	395,588
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(478,457)
	Options written	Equity	Net change in unrealized depreciation on options written	(169,884)
			Totals	$(408,317)

The notional value of derivative instruments outstanding as of December 31, 2017, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2017:

				Gross Amounts of Assets Presented in the
				Statement of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Insider Long/Short
Description of Liability:
Securities Sold Short	Pershing	$615,006		$615,006	(2)	$—	$—
Total		$615,006		$615,006		$—	$—
Hedged Commodity
Description of Liability:
Options Written Contracts	Wedbush	$14,298,058		$(14,298,058	) (2)	$—	$—
Total		$14,298,058		$(14,298,058)		$—	$—
Hedged Futures
Description of Liability:
Options Written Contracts ^		$23,743,750	(1)	$(23,743,750	) (2)	$—	$—
Total		$23,743,750		$(23,743,750)		$—	$—

^ Counterparties used: HSBC, Mizuho, RBC Capital Markets, Wedbush, Wells Fargo and ED&F Man.

Macro Strategy
Description of Liability:
Options Written Contracts	Pershing	$2,896,895	(1)	$2,896,895	(2)	$—	$—
Total		$2,896,895		$2,896,895		$—	$—
Multi Strategy
Description of Asset:
Futures Contracts	Wells Fargo	$692,677	(1)	$529,971	(2)	$162,706	$—
Total		$692,677		$529,971		$162,706	$—
Description of Liability:
Futures Contracts	Wells Fargo	$529,971	(1)	$(529,971	) (2)	$—	$—
Total		$529,971		$(529,971)		$—	$—
Exceed Defined Risk
Description of Liability:
Options Written Contracts	Pershing	$1,012,479	(1)	$1,012,479	(2)	$—	$—
Total		$1,012,479		$1,012,479		$—	$—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

			Gross Amounts of Assets Presented in the
			Statement of Assets & Liabilities
		Gross Amounts of	Financial
		Recognized	Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities	Pledged		Pledged	Assets
Millburn Hedge Strategy
Description of Asset:
Futures Contracts	Deutsche Bank	$82,782,980	$(82,782,980)		$—	$—
Forward Contracts	Morgan Stanley	28,276,413	(28,276,413)		—	—
Total		$111,059,393	$(111,059,393)		$—	$—
Description of Liability:
Futures Contracts	Deutsche Bank	$68,401,916	$82,782,980		$(14,381,064)	$—
Forward Contracts	Morgan Stanley	83,606,086	27,497,003		56,109,083	—
Total		$152,008,002	$110,279,983		$41,728,019	$—

Time Value Trading
Description of Liability:
Options Written Contracts	Wedbush	$120,500	$(120,500	) (2)	$—	$—
Total		$120,500	$(120,500)		$—	$—
Exceed Defined Shield
Description of Liability:
Securities Sold Short	Pershing	$990,488	$990,488	(2)	$—	$—
Total		$990,488	$990,488		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)        Investment Companies – The Exceed Defined Risk Fund concentrates its investments in exchange traded funds (“ETFs”) and, therefore, is more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d)        Short Sales – Some Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which a Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which a Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

e)        Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

As of and during the period December 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations and Consolidated Statements of Operations. As of December 31, 2017, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2015-2017 for the Funds) or expected to be taken in 2018 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)        Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)        Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i)        Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Long/Short	Annually	Annually
Hedged Commodity	Annually	Annually
Hedged Futures	Annually	Annually
Intelligent Alternative	Annually	Annually
Macro Strategy	Annually	Annually
Multi Strategy	Annually	Annually
Exceed Defined Risk	Annually	Annually
Time Value Trading	Annually	Annually
Exceed Defined Shield	Annually	Annually

j)        Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)        Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)        Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year or period ended December 31, 2017, there was CDSC fees of 6,287 and 140, paid by shareholders of the Hedged Futures and Macro Strategy Funds respectively, to the Manager. There were no CDSC fees paid by the shareholders of Insider Long/Short, Hedged Commodity, Intelligent Alternative, Multi Strategy, Exceed Defined Risk, Millburn Hedge Strategy, Time Value Trading and Exceed Defined Shield.

m)        Forward Exchange Contracts – Millburn Hedge Strategy has entered into foreign exchange contract agreements with Morgan Stanley as a part of its investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of Forward Contracts, the Fund would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realize a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(2)	INVESTMENT TRANSACTIONS

For the period December 31, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Long/Short	$2,398,800	$1,108,010
Hedged Commodity	2,010,170	10,245,113
Hedged Futures	—	305,873,505
Systematic Alpha	2,344,718	2,214,365
Macro Strategy	5,760,952	7,781,972
Multi Strategy	—	—
Exceed Defined Risk	14,156,626	6,666,074
Millburn Hedge Strategy	809,946,325	538,170,153
Time Value Trading	—	—
Exceed Defined Shield	8,051,207	8,578,068

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the period ended December 31, 2017, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

Fund	Agreement	Cl A	Cl C	CL I	Expires	Reimbursed	2018	2019	2020
Insider Long/Short	1.25%	1.75%	2.50%	1.50%	10/31/2018	$49,158	$75,789	$71,172	$94,357
Hedged Commodity	1.75%	2.24%	2.99%	1.99%	10/31/2018	41,529	—	71,089	7,349
Hedged Futures	1.75%	2.24%	2.99%	1.99%	10/31/2018	—	—	—	—
Systematic Alpha (1)	1.50%	1.99%	2.74%	1.74%	10/31/2018	30,444	68,512	100,380	63,634
Macro Strategy	1.50%	1.95%	2.70%	1.70%	10/31/2018	68,436	64,469	92,575	104,170
Multi Strategy	1.75%	2.24%	2.99%	1.99%	10/31/2018	34,331	—	73,719	75,090
Exceed Defined Risk	1.25%	1.50%	2.25%	1.25%	10/31/2018	49,309	65,633	69,684	77,167
Millburn Hedge Strategy	1.75%	2.14%	2.89%	1.89%	10/31/2018	—	—	3,223	115,543
Time Value Trading	1.75%	2.24%	2.99%	1.99%	10/31/2018	41,387	49,474	86,127	78,565
Exceed Defined Shield	1.25%	1.45%	2.20%	1.20%	10/31/2018	10,202	—	—	—

(1)	Prior to 11/1/17 the Advisor had agreed to waive a portion of its advisory fees so that such fees do not exceed 0.10%. Prior to 11/1/17 the Expenses ratios were .60%, 1.35% and .35% respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutuals Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutuals Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2017 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officers fee payable” and the amounts accrued for the year are shown in the Statements of Operations under “Management services fees payable” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Time Value Trading Fund has an affiliated Broker in James I. Black & Company (“James Black”). James Black acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, James Black received $12,687 of brokerage commissions from the Fund for the six months ended December 31, 2017.

For the period ended December 31, 2017, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Long/Short	$2,185	$4,387
Hedged Commodity	46,504	64,494
Hedged Futures	600,763	1,147,269
Systematic Alpha	407	796
Macro Strategy	10,388	15,295
Multi Strategy	602	1,640
Exceed Defined Risk	1,748	1,854
Millburn Hedge Strategy	471,074	1,358,836
Time Value Trading	2,448	3,577
Exceed Defined Shield (1)	3,077	152

(1)	For the period December 1, 2017, through December 31, 2017.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years and period ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Catalyst Insider Long/Short Fund	$—	$—	$—	$—
Catalyst Hedged Commodity Strategy Fund	1,156,975	42,571	—	1,199,546
Catalyst Hedged Futures Strategy Fund	107,277,785	245,947,989	1,023,728	354,249,502
Catalyst Intelligent Alternative Fund	13,489	—	1,010	14,499
Catalyst Macro Strategy Fund	—	—	—	—
Catalyst Multi Strategy Fund	76,382	—	4,096	80,478
Catalyst Exceed Defined Risk Fund	—	—	—	—
Catalyst/Millburn Hedge Strategy Fund	18,094,351	3,281,661	—	21,376,012
Catalyst Time Value Trading Fund	—	—	—	—

For fiscal period ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Catalyst Insider Long/Short Fund	$—	$—	$—	$—
Catalyst Hedged Commodity Strategy Fund	—	—	—	—
Catalyst Hedged Futures Strategy Fund	—	26,780,422	—	26,780,422
Catalyst Intelligent Alternative Fund	39,023	521	1,071	40,615
Catalyst Macro Strategy Fund	547,392	648,482	—	1,195,874
Catalyst Multi Strategy Fund	—	—	—	—
Catalyst Exceed Defined Risk Fund	815,476	21,767	19	837,262
Catalyst/Millburn Hedge Strategy Fund	—	—	—	—
Catalyst Time Value Trading Fund	473,686	942,659	—	1,416,345

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Catalyst Insider Long/Short Fund	$—	$—	$(18,377)	$(9,786,881)	$—	$309,244	$(9,496,014)
Catalyst Hedged Commodity Strategy Fund	1,605,732	—	—	(19,792)	—	(164,058)	1,421,882
Catalyst Hedged Futures Strategy Fund	—	—	(876,742,539)	—	—	(9,172,480)	(885,915,019)
Catalyst Intelligent Alternative Fund	—	—	(705)	(41,973)	—	(143,115)	(185,793)
Catalyst Macro Strategy Fund	—	—	(641,563)	(34,804,822)	(2,803)	793,233	(34,655,955)
Catalyst Multi Strategy Fund	—	—	(414,400)	(179,462)	24,807	(67,034)	(636,089)
Catalyst Exceed Defined Risk Fund	16,378	—	—	(955,495)	—	26,236	(912,881)
Catalyst/Millburn Hedge Strategy Fund	38,113,469	32,911,063	—	—	(66,221,312)	34,549,953	39,353,173
Catalyst Time Value Trading Fund	—	—	(39,075)	(12,072,384)	—	—	(12,111,459)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the book/tax treatment of foreign currency contracts, tax deferral of losses on wash sales, mark-to-market on 1256 contracts, and adjustments for real estate investment trusts, partnerships, equalization and the Funds’ wholly-owned subsidiaries. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and the Funds’ wholly-owned subsidiaries. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Catalyst Insider Long/Short Fund	$18,377
Catalyst Hedged Commodity Strategy Fund	—
Catalyst Hedged Futures Strategy Fund	16,963,453
Catalyst Intelligent Alternative Fund	705
Catalyst Macro Strategy Fund	257,044
Catalyst Multi Strategy Fund	414,400
Catalyst Exceed Defined Risk Fund	—
Catalyst/Millburn Hedge Strategy Fund	—
Catalyst Time Value Trading Fund	39,075

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Catalyst Insider Long/Short Fund	$—
Catalyst Hedged Commodity Strategy Fund	—
Catalyst Hedged Futures Strategy Fund	859,779,086
Catalyst Intelligent Alternative Fund	—
Catalyst Macro Strategy Fund	384,519
Catalyst Multi Strategy Fund	—
Catalyst Exceed Defined Risk Fund	—
Catalyst/Millburn Hedge Strategy Fund	—
Catalyst Time Value Trading Fund	—

At June 30, 2017, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring	Capital Loss Carryforward
	Short-Term	Long-Term	Limitation	Total
Catalyst Insider Long/Short Fund	$2,857,528	$—	$6,929,353	$9,786,881
Catalyst Hedged Commodity Strategy Fund	12,420	7,372	—	19,792
Catalyst Hedged Futures Strategy Fund	—	—	—	—
Catalyst Intelligent Alternative Fund	41,973	—	—	41,973
Catalyst Macro Strategy Fund	30,626,885	4,177,937	—	34,804,822
Catalyst Multi Strategy Fund	—	179,462	—	179,462
Catalyst Exceed Defined Risk Fund	650,612	304,883	—	955,495
Catalyst/Millburn Hedge Strategy Fund	—	—	—	—
Catalyst Time Value Trading Fund	4,828,954	7,243,430	—	12,072,384

For the Insider Long/Short Fund, $6,285,266 and $644,087 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years related to the acquisition of the Catalyst Hedged Insider Buying Fund. This amount is subject to an annual limitation of $42,068 under tax rules.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, the reclassification of fund distributions, and adjustments for real estate investment trusts, partnerships, C-Corporations, and the capitalization of in lieu of dividend payments and the Funds’ wholly-owned subsidiaries, resulted in reclassification for the following Funds for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Catalyst Insider Long/Short Fund	$6,894,706	$42,619	$(6,937,325)
Catalyst Hedged Commodity Strategy Fund	—	2,376,828	(2,376,828)
Catalyst Hedged Futures Strategy Fund	(1,023,728)	29,797,593	(28,773,865)
Catalyst Intelligent Alternative Fund	(1,010)	1,010	—
Catalyst Macro Strategy Fund	(1,761,094)	1,763,983	(2,889)
Catalyst Multi Strategy Fund	(99,987)	(175,312)	275,299
Catalyst Exceed Defined Risk Fund	—	(5,267)	5,267
Catalyst/Millburn Hedge Strategy Fund	596,448	29,096,553	(29,693,001)
Catalyst Time Value Trading Fund	(101,873)	101,873	—

The tax character of distributions paid for Exceed Defined Shield for the years ended November 30, 2017 and November 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2017	November 30, 2016
Ordinary Income	$169,900	$12,490
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$169,900	$12,490

As of November 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,620,188	$—	$—	$—	$(467,783)	$1,841,487	$4,993,892

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under Other Book/Tax Differences is primarily attributable to the tax deferral of losses on straddles.

(5)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Time Value Trading Fund may be directly affected by the performance of the Fidelity Investments Money Market Funds Government Portfolio, Institutional Class. The Fidelity Investments Money Market Funds Government Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The financial statements of the Fidelity Investments Money Market Funds Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2017, the percentage of the Time Value Trading Fund’s net assets invested in the Fidelity Investments Money Market Funds Government Portfolio was 45.3%.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2017, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Systematic	Macro
Owner	Alpha	Strategy	Multi-Strategy	Exceed Risk	Exceed Shield	Time Value
Charles Schwab & Co					29%
LPL Financial, LLC(1)		28%	40%			13%
Jerry Szilagyi	49%
NFS LLC (1)				72%		25%
TD Ameritrade					44%

(1)	These owners are comprised of multiple investors and accounts.

(7)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by CCA. Companies which are affiliates of the Funds’ at December 31, 2017, are noted in the Funds’ Portfolios of Investments. Transactions during the six months ended December 31, 2017, with companies which are affiliates are as follows:

	Value - Beginning		Sales	Realized	Dividend	LTCG	Value - End
Fu Affiliated Holding	of Period	Purchases	Proceeds	Gain/(Loss)	Income	Distributions	of Period
Hedged Commodity
TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$1,307,414	$7,313,398	$(8,620,812)	$—	$15,644	$—	$—
TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	1,307,425	4,775	(1,312,200)	—	4,775	—	—
TCG Liquid Assets Government Money Market Fund, Inst. Cl.	1,307,419	4,790	(1,312,209)	—	4,790	—	—
TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	1,307,418	4,758	(1,312,176)	—	4,758	—	—
TCG US Government Advantage Money Market Fund, Inst. Cl.	1,307,400	4,790	(1,312,190)	—	4,790	—	—
TCG US Government Max Money Market Fund, Inst. Cl.	1,307,411	4,793	(1,312,204)	—	4,793	—	—
TCG US Government Premier Money Market Fund, Inst. Cl.	1,307,435	5,956	(1,313,391)	—	5,956	—	—
TCG US Government Primary Liquidity Money Market Fund, Inst. C	1,307,386	4,780	(1,312,166)	—	4,780	—	—
TCG US Government Select Money Market Fund, Inst. Cl.	1,307,481	4,785	(1,312,266)	—	4,785	—	—
TCG US Government Ultra Money Market Fund, Inst. Cl.	1,307,465	4,876	(1,312,341)	—	4,876	—	—
	$13,074,256	$7,357,701	$(20,431,957)	$—	$59,947	$—	$—
Hedged Futures
TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$23,477,579	$131,227,108	$(154,704,687)	$—	$233,338	$—	$—
TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	23,477,932	86,594	(23,564,526)	—	71,113	—	—
TCG Liquid Assets Government Money Market Fund, Inst. Cl.	23,477,677	86,872	(23,564,549)	—	71,392	—	—
TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	23,477,719	86,340	(23,564,059)	—	70,860	—	—
TCG US Government Advantage Money Market Fund, Inst. Cl.	23,477,398	86,979	(23,564,377)	—	71,499	—	—
TCG US Government Max Money Market Fund, Inst. Cl.	23,477,535	86,933	(23,564,468)	—	71,453	—	—
TCG US Government Premier Money Market Fund, Inst. Cl.	23,477,873	105,945	(23,583,818)	—	104,268	—	—
TCG US Government Primary Liquidity Money Market Fund, Inst. C	23,476,989	86,787	(23,563,776)	—	71,307	—	—
TCG US Government Select Money Market Fund, Inst. Cl.	23,478,948	86,794	(23,565,742)	—	71,313	—	—
TCG US Government Ultra Money Market Fund, Inst. Cl.	23,478,745	88,411	(23,567,156)	—	72,930	—	—
	$234,778,395	$132,028,763	$(366,807,158)	$—	$909,473	$—	$—
Systematic Alpha
Catalyst Hedged Commodity Strategy Fund, Cl. I	$457,556	$—	$(461,712)	$17,136	$—	$—	$—
Catalyst Hedged Futures Strategy Fund, Cl. I	346,004	—	(322,142)	(129,443)	—	—	—
Catalyst Insider Long/Short Fund, Cl. I	114,624	—	(116,926)	(5,233)	—	—	—
Catalyst Macro Strategy Fund, Cl. I	119,121	—	(147,067)	(28,398)	—	—	—
Catalyst MLP & Infrastructure, Cl. I	85,812		(81,379)	(26,820)	3,803	—	—
Catalyst Time Value Trading Fund, Cl. I	114,029	—	(116,763)	3,155	—	—	—
Catalytst/Auctos Multi Strategy Fund, Cl. I	452,435		(452,129)	(12,859)	—	—	—
Catalytst/Millburn Hedge Strategy Fund, Cl. I	468,888		(516,247)	91,439		—	—
AlphaCentric Income Opportunities Fund	—	375,000	—	—	—	—	373,476
	$2,158,469	$375,000	$(2,214,365)	$(91,023)	$3,803	$—	$373,476

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

		Value - Beginning		Sales	Realized	Dividend	LTCG	Value - End
Fund	Affiliated Holding	of Period	Purchases	Proceeds	Gain/(Loss)	Income	Distributions	of Period
Macro Strategy
	TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$461,780	$3,571	$(465,351)	$—	$3,571	$—	$—
	TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	461,799	1,440	(463,239)	—	1,440	—	—
	TCG Liquid Assets Government Money Market Fund, Inst. Cl.	461,784	1,432	(463,216)	—	1,432	—	—
	TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	461,784	1,430	(463,214)	—	1,430	—	—
	TCG US Government Advantage Money Market Fund, Inst. Cl.	461,776	1,433	(463,209)	—	1,433	—	—
	TCG US Government Max Money Market Fund, Inst. Cl.	461,772	1,430	(463,202)	—	1,430	—	—
	TCG US Government Premier Money Market Fund, Inst. Cl.	461,776	1,953	(463,729)	—	1,953	—	—
	TCG US Government Primary Liquidity Money Market Fund, Inst. Cl.	461,757	1,428	(463,185)	—	1,428	—	—
	TCG US Government Select Money Market Fund, Inst. Cl.	461,818	1,428	(463,246)	—	1,428	—	—
	TCG US Government Ultra Money Market Fund, Inst. Cl.	461,817	1,457	(463,274)	—	1,457	—	—
		$4,617,863	$17,002	$(4,634,865)	$—	$17,002	$—	$—
Multi Strategy
	TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$806,204	$2,978	$(809,182)	$—	$2,978	$—	$—
	TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	806,225	3,030	(809,255)	—	3,030	—	—
	TCG Liquid Assets Government Money Market Fund, Inst. Cl.	806,210	3,014	(809,224)	—	3,014	—	—
	TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	806,210	3,010	(809,220)	—	3,010	—	—
	TCG US Government Advantage Money Market Fund, Inst. Cl.	806,200	3,013	(809,213)	—	3,013	—	—
	TCG US Government Max Money Market Fund, Inst. Cl.	806,203	3,009	(809,212)	—	3,009	—	—
	TCG US Government Premier Money Market Fund, Inst. Cl.	806,215	3,652	(809,867)	—	3,652	—	—
	TCG US Government Primary Liquidity Money Market Fund, Inst. Cl.	806,186	3,006	(809,192)	—	3,006	—	—
	TCG US Government Select Money Market Fund, Inst. Cl.	806,247	3,002	(809,249)	—	3,002	—	—
	TCG US Government Ultra Money Market Fund, Inst. Cl.	806,242	3,060	(809,302)	—	3,060	—	—
		$8,062,142	$30,774	$(8,092,916)	$—	$30,774	$—	$—

(8)	FUND REORGANIZATION

On December 5, 2016, the Board approved a Plan of reorganization for The Catalyst Insider Long/Short Fund (the “Survivor Fund”) to acquire all the assets, subject to the liabilities of the Catalyst Hedged Insider Buying Fund (the “Target Fund”) as of the close of business December 30, 2016. On the Reorganization Date, the Funds reported the following financial information:

Acquiring Fund	Net	Shares	Acquired Fund	Net	Shares
Catalyst Insider Long/Short	Assets	Outstanding	Catalyst Hedged Insider Buying	Assets	Outstanding
Cl A	1,765,540	191,247	Cl A	1,290,034	184,725
Cl C	824,691	92,230	Cl C	593,548	88,109
Cl I	330,382	35,474	Cl I	142,495	20,199
Total Net Assets	2,920,613		Total Net Assets	2,026,077

Immediately following the Reorganization the net assets of the combined Insider Long/Short Fund was $4,946,690

The investment portfolio value and unrealized appreciation/(depreciation) as of reorganization date for the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation
Catalyst Hedged Insider Buying	2,113,222	179,397

The Reorganization qualified as a tax-free reorganization for federal tax purposes. The Insider Long/Short Fund acquired the following the capital loss carryforwards for potential utilization, subject to certain tax limitations, see note 4.

Assuming the Reorganization had been completed on July 1, 2016, the beginning of the annual reporting period for the Insider Long/Short Fund, the Insider Long/Short Fund’s pro forma results of operations for the year ended June 30, 2017 are as follows:

Net Investment Income (loss)	11,800
Net Realized and Unrealized Gain On investments	126,309
Net Increase in Net Assets Resulting from Operations	138,109

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, It is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Insider Long/Short Fund’s Statement of Operations since the Reorganization Date.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

(9)	LITIGATION

On April 28, 2017, plaintiffs Roger Emerson, Mary Emerson, Robert Caplin and Martha J. Goodlet filed a putative class action in the United States District Court for the Eastern District of New York, against the Trust, CCA, the Distributor certain officers and trustees of the Trust, and a portfolio manager. The plaintiffs allege, among other things, that the prospectus and other offering materials for the Catalyst Hedged Futures Strategy Fund contained misrepresentations and omissions regarding the Fund’s investment objective and the risks related to the Fund’s strategy. The complaint seeks (i) class certification; (ii) unspecified relief for damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) rescission. On January 8, 2018, the court appointed co-lead plaintiff’s and co-lead counsel. Defendants are not yet required to respond to the complaint, believe the claims are without merit, and intend to defend the lawsuit vigorously.

On August 2, 2017, plaintiff Kalvin Chum filed a derivative action in the Court of Common Pleas, Franklin County, Ohio Civil Division, against CCA, the Trustees, the Distributor and GFS, as well as the Trust as a nominal defendant. The plaintiffs a that the prospectus, shareholder reports and other marketing materials for the Catalyst Hedged Futures Strategy Fund contained false and misleading statements as to, and descriptions of, the nature and extent of the risks related to the Fund’s strategy and performance history. The plaintiffs claim that this resulted in shareholders not being able to fully appreciate the risks of an investment in the Fund. The plaintiffs further alleges that CCA failed to properly manage the risk of the Fund’s portfolio, that the Distributor failed to properly review and verify the statements in Fund marketing materials, and that the Trustees failed to meet their fiduciary obligations to the Fund and its shareholders. The complaint seeks (i) declaration of a derivative action; (ii) unspecified relief for awards of damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) return of all management and advisory fees, and other expenses paid by the Fund during the period covered by the complaint. On October 16, 2017, the defendants filed a motion to dismiss or stay, and that motion is with the court for its review. CCA, the Trustees, the Trust, the Distributor and GFS intend to defend this lawsuit vigorously.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and ITB Capital Advisors, LLC with respect to the Catalyst Time Value Trading Fund

In connection with a meeting held on August 16, 2017 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”) and ITB Capital Advisors, LLC (“ITB”), with respect to the Catalyst Time Value Trading Fund (the “Time Value Fund”) (the “Sub-Advisory Agreement”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by ITB (“ITB 15(c) Response”).

Nature, Extent and Quality of Services. The Board reviewed the ITB 15(c) Response, which provided an overview of the services provided by the sub-advisor, information regarding the sub-advisor’s personnel, and an update of material matters impacting its compliance and litigation history. The Board considered the sub-adviser’s consistent approach in sub-advising the Time Value Fund, noting no material changes in sub-advisor personnel. It considered that the Trust’s CCO had found ITB’s CCO to be responsive to questions, and the Trustees agreed that, after speaking with the CCO, that ITB managed the Time Value Fund’s relatively low risk well. The Trust’s CCO confirmed that ITB had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. After further discussion, the Board concluded that ITB had the resources and experience to continue to provide a level of service consistent with the Trustees’ expectations.

Performance. The Board noted that, despite negative performance in 2015, the Time Value Fund’s recent performance had been very strong, particularly in light of the sub-advisor’s measured and positive response to the low volatility market environment. It considered that both the advisor and ITB expected the Time Value Fund would continue improved performance. The Board determined it was satisfied with the Time Value Fund’s performance.

Fees and Expenses. The Board noted the advisor charged an advisory fee of 1.75% for managing the Time Value Fund, and that 50% of the Time Value Fund’s net advisory fee was paid to the sub-advisor as a sub-advisory fee. The Board considered a comparison of the maximum sub-advisory fee to the fees charged by ITB to the other accounts it managed, and noted that the fee ITB received in connection with its relationship with the Time Value Fund was less than the base fee received from other clients and did not include a performance incentive fee. The Board discussed the allocation of fees between the advisor and the sub-advisor relative to their respective duties and other factors, and agreed that the allocation of fees between the advisor and sub-advisor was appropriate. The Trustees concluded that the sub-advisory fee received by ITB for the Time Value Fund was reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Time Value Fund. It noted that ITB realized a loss in connection with its relationship with the Time Value Fund. They acknowledged that the sub-advisor had confirmed that it had the financial resources necessary to continue to support the ongoing service to the Fund despite the loss. The Board further acknowledged that ITB bore the impact of reimbursements in connection with the expense limitation agreement. After further discussion, the Trustees concluded that excessive profitability from the sub-advisor’s relationship with the Time Value Fund was not an issue.

Economies of Scale. The Trustees considered whether the sub-advisor has realized economies of scale with respect to the sub-advisory services provided to the Fund. The Trustees considered that shareholders had already benefited from economies of scale through the implementation of an expense limitation agreement since the Time Value Fund’s inception. The Trustees agreed that economies of scale was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from ITB as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between the advisor and ITB, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the sub-advisory agreement was in the best interests of the Catalyst Time Value Trading Fund and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (“Catalyst”) and Millburn Ridgefield Corporation (Millburn”) with respect to the Catalyst/Millburn Hedged Strategy Fund (the “Fund”).

In connection with a regular meeting held on November 20, 2017, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst and Millburn (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. Counsel discussed the factors the Trustees should consider in evaluating an investment advisor or sub-advisory agreement, which included, but are not limited to: the investment performance of the investment advisor or sub-advisor; the nature, extent, and quality of the services to be provided; the costs of the services to be provided and the profits to be realized by the advisor or sub-advisory and its affiliates from its relationship with the fund; the extent to which economies of scale will be realized as the fund growth and whether the fee levels reflect those economies of scale to the benefit of shareholders (the “Gartenberg Factors”). The Trustees relied upon the advice of legal counsel and their own business judgment in evaluating and weighting each of the Gartenberg Factors to be considered. The conclusions reached by the Trustees were based on a comprehensive evaluation and discussion of all information proved in the 15(c) responses provided by Millburn.

Nature, Extent & Quality of Services. The Trustees reviewed information provided by the sub-advisor regarding its portfolio management team, compliance program, and services provided to the Fund. They noted the Fund was converted from a hedge fund in 2015, and the sub-advisor had managed the Fund well since that time. The Trustees agreed that the sub-advisor had a sophisticated portfolio management staff and strong compliance infrastructure. They noted the Trust’s CCO reported having an excellent relationship with the sub-advisor’s CCO, and that representatives of the advisor confirmed a continued, collaborative relationship between the advisor and sub-advisor. The Trustees concluded that the sub-advisor provided a level of service consistent with its expectations.

Performance. The Trustees reviewed the Fund’s performance noting that the sub-advisor was responsible for the management of the Fund’s portfolio. They noted the Fund outperformed its benchmark for the 5-year, 10-year, and since inception periods, but slightly underperformed for the 1-year period despite positive returns. The Trustees agreed that the sub-advisor’s delivery of consistent positive returns to shareholders and long term outperformance were more informative than shorter term performance given the strategy. The Trustees concluded that performance was acceptable.

Fees & Expenses. The Trustees noted the sub-advisor received a net fee of 0.905% for the fiscal year ended June 30, 2017. They considered the sub-advisor received 50% of the net advisory fee for all assets other than those directly attributable to Millburn employees or affiliates, for which the subadvisor receives 100% of the net advisory fee. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to these fees. The Trustees noted that the Fund allowed shareholders to access a hedge fund type strategy with the regulatory protections and cost structure of a mutual fund. They concluded that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor and considered whether the level of profit was excessive. They noted that the sub-advisor realized a profit in connection with the sub-advisory agreement, but agreed that such profit was not excessive. They further considered that the sub-advisor realized a net loss in connection with its relationship with the Fund overall. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the management of the Fund. The Trustees considered representations from the sub-advisor that the Fund’s capacity was being proactively reviewed and managed, and noted that as the Fund continues to grow it may be limited in its investment in certain markets. After discussion, the Trustees agreed that the absence of breakpoints in the sub-advisory fee was appropriate.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of the Fund.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/17) and held for the entire period through 12/31/17.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

						Hypothetical
			Actual			(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid		Ending Account	Expenses Paid
	Expense Ratio	07/01/17	Value 12/31/17	During Period *		Value 12/31/17	During Period *

Catalyst Insider Long/Short Fund - Class A	1.75%	$1,000.00	$1,026.70	$8.94		$1,016.38	$8.89
Catalyst Insider Long/Short Fund - Class C	2.50%	1,000.00	1,023.30	12.75		1,012.60	12.68
Catalyst Insider Long/Short Fund - Class I	1.50%	1,000.00	1,027.50	7.67		1,017.64	7.63
Catalyst Hedged Commodity Strategy Fund - Class A	2.24%	1,000.00	1,025.80	11.44		1,013.91	11.37
Catalyst Hedged Commodity Strategy Fund - Class C	2.99%	1,000.00	1,022.30	15.24		1,010.13	15.15
Catalyst Hedged Commodity Strategy Fund - Class I	1.99%	1,000.00	1,027.40	10.17		1,015.17	10.11
Catalyst Hedged Futures Strategy Fund - Class A	2.20%	1,000.00	931.50	10.71		1,014.12	11.17
Catalyst Hedged Futures Strategy Fund - Class C	2.96%	1,000.00	926.90	14.38		1,010.28	15.00
Catalyst Hedged Futures Strategy Fund - Class I	1.96%	1,000.00	931.00	9.54		1,015.32	9.96
Catalyst Systematic Alpha Fund - Class A	1.05%	1,000.00	1,029.60	5.37		1,019.91	5.35
Catalyst Systematic Alpha Fund - Class C	1.72%	1,000.00	1,024.70	8.78		1,016.53	8.74
Catalyst Systematic Alpha Fund - Class I	0.84%	1,000.00	1,030.90	4.30		1,020.97	4.28
Catalyst Macro Strategy Fund - Class A	1.95%	1,000.00	1,202.60	10.83		1,015.38	9.91
Catalyst Macro Strategy Fund - Class C	2.70%	1,000.00	1,197.60	14.96		1,011.59	13.69
Catalyst Macro Strategy Fund - Class I	1.70%	1,000.00	1,203.80	9.44		1,016.64	8.64
Catalyst Multi Strategy Fund - Class A	2.24%	1,000.00	1,001.40	11.30		1,013.91	11.37
Catalyst Multi Strategy Fund - Class C	2.99%	1,000.00	997.30	15.05		1,010.13	15.15
Catalyst Multi Strategy Fund - Class I	1.99%	1,000.00	1,002.00	10.04		1,015.17	10.11
Catalyst Exceed Defined Risk Fund - Class A	1.50%	1,000.00	1,038.90	7.71		1,017.64	7.63
Catalyst Exceed Defined Risk Fund - Class C	2.25%	1,000.00	1,035.80	11.55		1,013.86	11.42
Catalyst Exceed Defined Risk Fund - Class I	1.25%	1,000.00	1,040.40	6.43		1,018.90	6.36
Catalyst Millburn Hedge Strategy Fund - Class A	2.11%	1,000.00	1,094.40	11.14		1,014.57	10.71
Catalyst Millburn Hedge Strategy Fund - Class C	2.86%	1,000.00	1,090.10	15.07		1,010.79	14.50
Catalyst Millburn Hedge Strategy Fund - Class I	1.86%	1,000.00	1,095.50	9.82		1,015.83	9.45
Catalyst Time Value Trading Fund - Class A	2.24%	1,000.00	1,029.00	11.46		1,013.91	11.37
Catalyst Time Value Trading Fund - Class C	2.99%	1,000.00	1,024.70	15.26		1,010.13	15.15
Catalyst Time Value Trading Fund - Class I	1.99%	1,000.00	1,030.00	10.18		1,015.17	10.11
Catalyst Exceed Defined Shield Fund - Class A	1.45%	1,000.00	1,038.90	7.45	***	1,017.90	7.37
Catalyst Exceed Defined Shield Fund - Class C	2.20%	1,000.00	1,035.80	11.29	***	1,014.12	11.17
Catalyst Exceed Defined Shield Fund - Class I	1.20%	1,000.00	1,040.40	6.17	***	1,019.16	6.11

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

***	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 31/365 to reflect the one month period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 9, 2018